Document And Entity Information	6 Months Ended
Jun. 28, 2012
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun 28, 2012
Entity Registrant Name	National CineMedia, LLC
Entity Central Index Key	0001527190
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-27

Condensed Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 28, 2012		Dec. 29, 2011		Dec. 30, 2010
ASSETS
Cash and cash equivalents	$ 8.4		$ 9.2		$ 13.8
Receivables, net of allowance	89		96.6		100.1
Prepaid expenses	2.4		1.7		1.7
Prepaid management fees to managing member	1	[1]	1	[1],[2]	0.8	[2]
Total current assets	100.8		108.5		116.4
NON-CURRENT ASSETS:
Property and equipment, net of accumulated depreciation	25.4		24.6		19.8
Intangible assets, net of accumulated amortization	280.6		274.9		275.2
Debt issuance costs, net	17.2		12.6		7.3
Other investment	0.8		0.2		6.7
Other long-term assets	0.7		0.6		0.6
Total non-current assets	324.7		312.9		309.6
TOTAL ASSETS	425.5		421.4		426
LIABILITIES AND MEMBERS' EQUITY/(DEFICIT)
Amounts due to founding members	21.9		22		25.2
Amounts due to managing member	16		21.2		28.2
Accrued expenses	18.1		16.2		8.6
Current portion of long-term debt			0		1.2
Current portion of interest rate swap agreements	10.2	[3]	24	[3],[4]	25.3	[4]
Accrued payroll and related expenses	8.1		9		9.3
Accounts payable	13		12.8		10.5
Deferred revenue	3.3		2.9		3.8
Total current liabilities	90.6		108.1		112.1
NON-CURRENT LIABILITIES:
Borrowings	839		794		775
Interest rate swap agreements	16	[3]	46.8	[3],[4]	45.5	[4]
Total non-current liabilities	855		840.8		820.5
Total liabilities	945.6		948.9		932.6
COMMITMENTS AND CONTINGENCIES
MEMBERS' EQUITY/(DEFICIT) (including accumulated other comprehensive loss)	(520.1)		(527.5)		(506.6)
TOTAL LIABILITIES AND EQUITY	$ 425.5		$ 421.4		$ 426

[1]	The payments to NCM, Inc. for estimated management services related to employment are made one month in advance. NCM LLC also provides administrative and support services to NCM, Inc. such as office facilities, equipment, supplies, payroll, accounting and financial reporting at no charge. Based on the limited activities of NCM, Inc. as a standalone entity, the Company does not believe such unreimbursed costs are significant.
[2]	The payments for estimated management services related to employment are made one month in advance. NCM LLC also provides administrative and support services to NCM, Inc. such as office facilities, equipment, supplies, payroll and accounting and financial reporting at no charge. Based on the limited activities of NCM, Inc. as a standalone entity, the Company does not believe such unreimbursed costs are significant.
[3]	Interest Rate Swap Agreements—The carrying amount and fair value of the interest rate swap agreements are equivalent since the Company accounts for these instruments at fair value. Refer to Note 7-Derivative Instruments and Hedging Activities.
[4]	Interest Rate Swap Agreements—Refer to Note 11.

Condensed Balance Sheets (Parenthetical) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012	Dec. 29, 2011
Condensed Balance Sheets [Abstract]
Allowance for doubtful accounts receivable	$ 4.7	$ 4.3
Accumulated depreciation, property and equipment	59	54.8
Accumulated amortization, intangible assets	26.5	20.8
Accumulated amortization, debt issuance costs	11.2	9.8
Accounts payable, related parties	1	0.9
Accumulated other comprehensive loss	$ 26.3	$ 56.9

Condensed Statements Of Income (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2012	Jun. 30, 2011	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011		Dec. 30, 2010		Dec. 31, 2009
REVENUE:
Advertising (including revenue from founding members)	$ 101.3	$ 98.6	$ 167.6	$ 157.7	$ 386.1		$ 379.4		$ 335.1
Fathom Events	8.8	15.4	21.6	27.1	49.2		48		45.5
Other					0.1		0.1		0.1
Total	110.1	114	189.2	184.8	435.4		427.5		380.7
OPERATING EXPENSES:
Advertising operating costs (including amounts to related party affiliates)	8	5.9	12.7	9.4	24.6		21.7		20
Fathom Events operating costs (including amounts to founding members)	6.5	10.7	15.5	18.3	34.1		32.4		29.1
Network costs	4.9	4.6	9.7	9.2	17.7		20		18.6
Theatre access fees-founding members	16.3	14.8	32	26.9	55.4	[1]	52.6	[1]	52.7	[1]
Selling and marketing costs (including amounts to founding members)	15.5	14.9	30	29.5	59.8		57.9		50.2
Administrative costs	5.2	5	10.1	9.8	17.6		17.9		14.8
Administrative fee-managing member	3.4	3.6	7	7.6	13.7	[2]	16.6	[2]	10.8	[2]
Depreciation and amortization	5	4.3	9.9	8.9	18.8		17.8		15.6
Other costs					0		0		0.7
Total	64.8	63.8	126.9	119.6	241.7		236.9		212.5
OPERATING INCOME	45.3	50.2	62.3	65.2	193.7		190.6		168.2
NON-OPERATING EXPENSES:
Interest on borrowings	14.3	10.5	28.4	21.4	49.2		44.4		47.1
Interest income					0		0		(0.1)
Change in derivative fair value		2	(0.4)	0.8	1.3		5.3		(7)
Loss on swap terminations	26.7		26.7
Impairment on investment					6.7		0		0
Other non-operating expense	2.4		2.4	0.1	1.7		0.2		(1.9)
Total	43.4	12.5	57.1	22.3	58.9		49.9		38.1
INCOME BEFORE INCOME TAXES	1.9	37.7	5.2	42.9	134.8		140.7		130.1
Income tax expense	0.1	0.1	0.2	0.2	0.3		0.5		0.8
Equity loss from investment, net					0		0.7		0.8
NET INCOME	$ 1.8	$ 37.6	$ 5	$ 42.7	$ 134.5		$ 139.5		$ 128.5

[1]	Comprised of a payment per theatre attendee and a payment per digital screen with respect to the founding member theatres included in the Company’s network.
[2]	Pursuant to the NCM LLC operating agreement, as the sole manager of NCM LLC, NCM, Inc. provides certain specific management services to NCM LLC, including the services of the president and chief executive officer, president of sales and marketing, executive vice president and chief financial officer, executive vice president and chief operations officer and executive vice president and general counsel. In exchange for these services, NCM LLC reimburses NCM, Inc. for compensation paid to the officers (including share based compensation) and other expenses of the officers and for certain out-of-pocket costs.

Condensed Statements Of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2012	Jun. 30, 2011	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Revenue from founding members	$ 10.2	$ 10.7	$ 20	$ 19	$ 38.2	$ 38.5	$ 38.2
Costs to founding members/related party affiliates	1	0.7	1.7	1.2
Advertising Operating Cost [Member]
Costs to founding members/related party affiliates	1	0.7	1.7	1.2
Fathom Events Operating Cost [Member]
Costs to founding members/related party affiliates	1.2	2.8	3.2	4.8	9.3	8.6	7.7
Selling And Marketing Cost [Member]
Costs to founding members/related party affiliates	$ 0.2	$ 0.4	$ 0.4	$ 0.6	$ 1.1	$ 1.2	$ 1.1

Condensed Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2012	Jun. 30, 2011	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Condensed Statements Of Comprehensive Income [Abstract]
NET INCOME	$ 1.8	$ 37.6	$ 5	$ 42.7	$ 134.5	$ 139.5	$ 128.5
OTHER COMPREHENSIVE INCOME (LOSS):
Unrealized gain (loss) on cash flow hedges	28.4	(4.7)	30.8	0.2	1.4	(10.9)	26.1
COMPREHENSIVE INCOME	$ 30.2	$ 32.9	$ 35.8	$ 42.9	$ 135.9	$ 128.6	$ 154.6

Statements Of Members' Equity/(Deficit) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Beginning balance	$ (527.5)	$ (506.6)	$ (506.6)	$ (639.6)	$ (685.6)
Beginning balance, units	110,814,569	110,752,192	110,752,192	101,557,505	99,419,620
Distribution	(43.1)	(54.3)	(161.7)	(156.1)	(139.3)
Units issued for/Equity returned from purchase of intangible asset			(5.5)	151.3	28.5
Units issued for/Equity returned from purchase of intangible asset, units			(322,751)	8,722,428	2,126,104
Comprehensive Income	35.8	42.9	135.9	128.6	154.6
Share-based compensation issued			(0.1)	(0.1)
Share-based compensation expense/capitalized			5	5.8	2.1
Ending balance	(520.1)		(527.5)	(506.6)	(639.6)
Beginning balance, units			110,814,569	110,752,192	101,557,505
Founding Members [Member]
Capital contribution from managing member					0.1
Capital contribution from managing member, units					11,781
Distribution			(83)	(85.1)	(81.5)
Managing Member [Member]
Capital contribution from managing member			5.5	3.5
Capital contribution from managing member, units			385,128	472,259
Distribution			$ (78.7)	$ (71)	$ (57.8)

Condensed Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 5	$ 42.7	$ 134.5	$ 139.5	$ 128.5
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9.9	8.9	18.8	17.8	15.6
Non-cash share-based compensation	2.6	2.8	4.8	5.6	2
Net unrealized (gain) loss on hedging transactions	(0.4)	0.8	1.3	5.3	(7)
Impairment on investment			6.7	0	0
Equity loss from investment, net			0	0.7	0.8
Amortization of debt issuance costs	1.4	0.8	2.3	1.9	1.9
Write-off of debt issuance costs	2.5		1.5	0	0
Other non-cash operating activities			0	0.6	0
Loss on swap terminations	26.7
Payment for swap terminations	(40.2)
Changes in operating assets and liabilities:
Receivables, net	7.1	11.4	3.3	(11.1)	3
Accounts payable and accrued expenses	1	0.5	9.7	(1.6)	6.9
Amounts due to founding members and managing member	(2.1)	(2.9)	(4.6)	4.1	1.2
Other operating, net	(0.1)	7.3	(1.1)	0.8	(3.5)
Net cash provided by operating activities	13.4	72.3	177.2	163.6	149.4
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(4.9)	(5.7)	(13.5)	(10.1)	(8.4)
Proceeds from sale of property and equipment to founding member			0	3	0
Increase in investment in affiliate			0	0	(2)
Payment from founding members for intangible assets	0.2
Purchases of intangible assets from an affiliate	(1.6)		(15.9)	0	0
Net cash used in investing activities	(6.3)	(5.7)	(29.4)	(7.1)	(10.4)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	466	54	335	124.3	0
Repayments of borrowings	(421)	(70.2)	(317.2)	(152.5)	(3)
Payment of debt issuance costs	(8.4)		(9.1)	0	0
Founding members integration payments		1.3	1.9	3.9	3.6
Distributions to founding members and managing member	(46.4)	(61)	(168.4)	(159.6)	(135.9)
Unit settlement for share-based compensation	1.9	5.3	5.4	3.4	0
Net cash used in financing activities	(7.9)	(70.6)	(152.4)	(180.5)	(135.3)
CHANGE IN CASH AND CASH EQUIVALENTS	(0.8)	(4)	(4.6)	(24)	3.7
CASH AND CASH EQUIVALENTS:
Beginning of period	9.2	13.8	13.8	37.8	34.1
End of period	8.4	9.8	9.2	13.8	37.8
Supplemental disclosure of non-cash financing and investing activity:
Purchase of an intangible asset with equity (equity returned)	10.1	(5.5)	(5.5)	151.3	28.5
Settlement of put liability by issuance of debt			0	0	7
Assets acquired in settlement of put liability			0	0	2.5
Increase in cost method investment	0.6		0.2	0	0
Supplemental disclosure of cash flow information:
Cash paid for interest	36.2	20.8	39.2	49.8	38.8
Cash paid for income taxes	$ 0.2	$ 0.2	$ 0.3	$ 0.5	$ 0.8

The Company	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
The Company [Abstract]
The Company

1.            THE COMPANY

Description of Business

National CineMedia, LLC (“NCM LLC” or “the Company”) commenced operations on April 1, 2005 and is owned by National CineMedia, Inc. (“NCM, Inc.”, “manager” or “managing member”), American Multi-Cinema, Inc. (“AMC”), a wholly owned subsidiary of AMC Entertainment, Inc. (“AMCE”), Regal Cinemas, Inc., a wholly owned subsidiary of Regal Entertainment Group (“Regal”) and Cinemark USA, Inc. (“Cinemark USA”), a wholly owned subsidiary of Cinemark Holdings, Inc. (“Cinemark”).  NCM LLC operates the largest digital in-theatre network in North America, allowing NCM LLC to sell advertising and Fathom Events (the “Services”) under long-term exhibitor services agreements (“ESAs”) with AMC, Regal and Cinemark.  AMC, Regal and Cinemark and their affiliates are referred to in this document as “founding members”.  NCM LLC also provides the Services to certain third-party theatre circuits under “network affiliate” agreements, which expire at various dates.

At June 28, 2012, NCM LLC had 111,978,019 common membership units outstanding, of which 54,446,443  (48.6%) were owned by NCM, Inc., 22,113,150  (19.7%) were owned by Regal, 18,094,644  (16.2%) were owned by Cinemark and 17,323,782  (15.5%) were owned by AMC. The membership units held by the founding members are exchangeable into NCM, Inc. common stock on a one-for-one basis.

During the first quarter of 2012, the Company restructured Fathom Events to place more focus on the Fathom Consumer Events division.  Based on historical and expected future trends the Company believes the Fathom Consumer Events division has greater future growth prospects and is more aligned with the movie exhibition business and the Company’s strategy of becoming a more powerful digital media platform.  The Company continued to operate the Fathom Business Events division for a portion of the first quarter of 2012 to satisfy contractual obligations for events and will continue to execute business events on a periodic basis for existing long term Fathom clients, or regulated by the founding members or to support events staged for the Company’s major advertising clients.

Basis of Presentation

The Company has prepared the unaudited condensed financial statements and related notes of NCM LLC in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and the rules and regulations of the Securities and Exchange Commission (“SEC”).  Accordingly, certain information and footnote disclosures typically included in an annual report have been condensed or omitted for this quarterly report.  The balance sheet as of December 29, 2011 is derived from the audited financial statements of NCM LLC. Therefore, the unaudited condensed financial statements should be read in conjunction with the NCM LLC audited financial statements and notes thereto included in the Company’s annual report on Form 10-K filed for the fiscal year ended December 29, 2011.

In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly in all material respects the financial position, results of operations and cash flows for all periods presented have been made.  The Company’s business is seasonal and for this and other reasons operating results for interim periods may not be indicative of the Company’s full year results or future performance. As a result of the various related-party agreements discussed in Note 3-Related-Party Transactions, the operating results as presented are not necessarily indicative of the results that might have occurred if all agreements were with non-related third parties.

Estimates— The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include those related to the reserve for uncollectible accounts receivable and share-based compensation. Actual results could differ from those estimates.

Reclassifications—Certain reclassifications of previously reported network, administrative and unallocated costs in segment reporting have been made to conform to the current year presentation.

Significant Accounting Policies

The Company’s annual financial statements included in Form 10-K filed for the fiscal year ended December 29, 2011 contain a complete discussion of the Company’s significant accounting policies.

Segment Reporting—  Advertising is the principal business activity of the Company and is the Company’s reportable segment under the requirements of ASC 280, Segment Reporting.  Fathom Consumer Events and Fathom Business Events are operating segments under ASC 280,but do not meet the quantitative thresholds for segment reporting. The Company does not evaluate its segments on a fully allocated cost basis, nor does the Company track segment assets separately.  Therefore, the measure of segment operating income net of direct expenses presented herein is not prepared on the same basis as operating income in the statements of income and the results are not indicative of what segment results of operations would have been had it been operated on a fully allocated cost basis.  The Company cautions that it would be inappropriate to assume that unallocated operating costs are incurred proportional to segment revenue or any directly identifiable segment expenses.  Refer to Note 8-Segment Reporting.

Receivables— Bad debts are provided for using the allowance for doubtful accounts method based on historical experience and management’s evaluation of outstanding receivables at the end of the period. Receivables are written off when management determines amounts are uncollectible. Trade accounts receivable are uncollateralized and represent a large number of geographically dispersed debtors.  At June 28, 2012, there were no advertising agency groups through which the Company sources national advertising revenue representing over 10% of the Company’s outstanding gross receivable balance. At December 29, 2011, there was one advertising agency group through which the Company sources national advertising revenue representing approximately 15% of the Company’s outstanding gross receivable balance; however, none of the individual contracts related to the advertising agency were more than 10% of advertising revenue. The collectability risk is reduced by dealing with large, national advertising agencies who have strong reputations in the advertising industry and clients with stable financial positions.

Income Taxes—NCM LLC’s fiscal year 2007 and 2008 tax returns are currently under examination by the Internal Revenue Service (“IRS”).  In September 2011, NCM LLC received a Notice of Proposed Adjustment (“NOPA”) for the calendar year 2007 examination primarily related to characterization of the cash received by the founding members at or around the date of NCM Inc.’s initial public offering (“IPO”).  As NCM LLC is a pass-through entity for federal income tax purposes, there will be no direct impact to the financial statements of NCM LLC.  NCM LLC strongly disagrees with, and will contest, the IRS’ positions.

NCM, Inc., in its capacity as tax matters partner for NCM LLC, received a “60 Day Letter” from the IRS, dated April 25, 2012, in connection with the examination of NCM LLC’s federal tax return for the 2007 and 2008 fiscal years. The 60 Day Letter notified NCM LLC that the IRS intended to adjust partnership items unless a written letter of protest was received by the IRS within 60 days of the date of the letter.  Subsequent to the receipt of the 60 Day Letter, NCM, Inc. received from the IRS an additional 30 day extension to respond.  The adjustments proposed by the IRS in the 60 Day Letter are materially similar to the adjustments proposed in the NOPA received in September 2011.  The Company submitted its written letter of protest to the IRS in July 2012 and believes the IRS’ position lacks merit and intends to dispute the adjustments through the administrative appeals process.

Share-Based Compensation—NCM, Inc. issues two types of share-based compensation awards: stock options and non-vested (restricted) stock.  Compensation expense of restricted stock is based on management’s projections and the probability of achievement of those expectations, which requires considerable judgment.  A cumulative adjustment is recorded to share-based compensation expense in periods that management changes its estimate of the number of shares expected to vest.  Ultimately, the Company adjusts the expense recognized to reflect the actual vested shares following the resolution of the performance conditions.  Dividends are accrued quarterly on the restricted stock and are paid when the shares vest.  Compensation cost of stock options is based on the estimated grant date fair value using the Black-Scholes option pricing model, which requires that the Company make estimates of various factors.  Under the fair value recognition provisions of ASC 718 Compensation – Stock Compensation, the Company recognizes share-based compensation net of an estimated forfeiture rate, and therefore only recognizes compensation cost for those shares expected to vest over the requisite service period of the award.  During the three and six months ended June 28, 2012, 7,663 and 202,762 stock options were exercised at a weighted average exercise price of $13.64 and $15.20 per share, respectively.  During the three and six months ended June 28, 2012, 0 and 439,738 shares of restricted stock vested upon the satisfaction of performance conditions, respectively.

Recent Accounting Pronouncements

The Company has considered all recently issued accounting pronouncements and does not believe the adoption of such pronouncements will have a material impact on its condensed financial statements.

1. The company

Description of business

National CineMedia, LLC (“NCM LLC” or “the Company”) commenced operations on April 1, 2005 and operates the largest digital in-theatre network in North America, allowing NCM LLC to distribute advertising, Fathom entertainment programming events and corporate events (the “Services”) under long-term exhibitor services agreements (“ESAs”) with American Multi-Cinema, Inc. (“AMC”), a wholly owned subsidiary of AMC Entertainment, Inc. (“AMCE”), Regal Cinemas, Inc., a wholly owned subsidiary of Regal Entertainment Group (“Regal”), and Cinemark USA, Inc. (“Cinemark USA”), a wholly owned subsidiary of Cinemark Holdings, Inc. (“Cinemark”). AMC, Regal and Cinemark and their affiliates are referred to in this document as “founding members.” NCM LLC also provides the Services to certain third-party theatre circuits under “network affiliate” agreements, which expire at various dates.

At December 29, 2011, NCM LLC had 110,814,569 common membership units outstanding, of which 53,934,605  (48.7%) were owned by National CineMedia, Inc. (“NCM, Inc.,” “manager” or “managing member”), 22,060,262  (19.9%) were owned by Regal, 17,495,920  (15.8%) were owned by Cinemark, and 17,323,782  (15.6%) were owned by AMC. The membership units held by the founding members are exchangeable into NCM, Inc. common stock on a one-for-one basis.

Basis of presentation

The Company has prepared its financial statements and related notes of NCM LLC in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”).

The Company’s business is seasonal and for this and other reasons operating results for interim periods may not be indicative of the Company’s full year results or future performance. As a result of the various related-party agreements discussed in Note 5, the operating results as presented are not necessarily indicative of the results that might have occurred if all agreements were with non-related third parties.

Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include those related to the reserve for uncollectible accounts receivable and equity-based compensation. Actual results could differ from those estimates.

Reclassifications—Certain reclassifications of previously reported interest income and other within the statements of income, share based compensation within the statement of members’ equity (deficit), other accrued expenses within accrued expenses and within network, administrative and unallocated costs in segment reporting have been made to conform to the current year presentation.

Significant accounting policies

Accounting period—The Company operates on a 52-week fiscal year, with the fiscal year ending on the first Thursday after December 25, which, in certain years, results in a 53-week year.

Segment reporting—Advertising is the principal business activity of the Company and is the Company’s reportable segment under the requirements of ASC 280, Segment Reporting. Fathom Consumer Events and Fathom Business Events are operating segments under ASC 280, but do not meet the quantitative thresholds for segment reporting. The Company does not evaluate its segments on a fully allocated cost basis, nor does the Company track segment assets separately. Therefore, the measure of segment operating income net of direct expenses presented herein is not prepared on the same basis as operating income in the statements of income and the results are not indicative of what segment results of operations would have been had it been operated on a fully allocated cost basis. The Company cautions that it would be inappropriate to assume that unallocated operating costs are incurred proportional to segment revenue or any directly identifiable segment expenses. Refer to Note 12.

Revenue recognition—Advertising revenue is recognized in the period in which an advertising contract is fulfilled against the contracted theatre attendees. Make-good provisions are made to defer contracted revenue to future periods when attendance is delivered and is included in accrued expenses. Deferred revenue refers to the unearned portion of advertising contracts. All deferred revenue is classified as a current liability. Fathom events revenue is recognized in the period in which the event is held.

Barter transactions—The Company enters into barter transactions that exchange advertising program time for products and services used principally for selling and marketing activities. The Company records barter transactions at the estimated fair value of the advertising exchanged based on fair value received for similar advertising from cash paying customers. Revenues for advertising barter transactions are recognized when advertising is provided, and products and services received are charged to expense when used. The Company limits the use of such barter transactions to items and services for which it would otherwise have paid cash. Any timing differences between the delivery of the bartered revenue and the use of the bartered expense products and services are recorded through deferred revenue. Revenue and expense from barter transactions for the year ended December 29, 2011, were $1.6 million and $1.1 million, respectively, were $1.5 million and $1.1 million for the year ended December 30, 2010, respectively and were not material to the Company’s statements of income for the year ended December 31, 2009.

Operating costs—Advertising related operating costs primarily include personnel and other costs related to advertising fulfillment, payments due to unaffiliated theatre circuits under the network affiliate agreements, and to a lesser extent, production costs of non-digital advertising.

Fathom events operating costs include revenue share under the amended and restated ESAs to the founding members and revenue share to affiliate theatres under separate agreements, payments to event content producers and other direct costs of the meeting or event, including equipment rental, catering and movie tickets acquired primarily from the founding members.

Payment to the founding members of a theatre access fee is comprised of a payment per theatre attendee and a payment per digital screen, both of which escalate over time.

Network costs include personnel, satellite bandwidth, repairs, and other costs of maintaining and operating the digital network and preparing advertising and other content for transmission across the digital network. These costs are not specifically allocated between the advertising business and the Fathom events business.

Leases—The Company leases various office facilities under operating leases with terms ranging from five to 16 years. The Company calculates straight-line rent expense over the initial lease term and renewals that are reasonably assured.

Advertising costs—Costs related to advertising and other promotional expenditures are expensed as incurred. Due to the nature of the business, the Company has an insignificant amount of advertising costs included in selling and marketing costs on the statements of income.

Cash and cash equivalents—All highly liquid debt instruments and investments purchased with an original maturity of three months or less are classified as cash equivalents and are considered available-for-sale securities. There are cash balances in a bank in excess of the federally insured limits or in the form of a money market demand account with a major financial institution.

Restricted cash—At December 29, 2011 and December 30, 2010, other non-current assets included restricted cash of $0.3 million, which secures a letter of credit used as a lease deposit on NCM LLC’s New York office.

Receivables—Bad debts are provided for using the allowance for doubtful accounts method based on historical experience and management’s evaluation of outstanding receivables at the end of the period. Receivables are written off when management determines amounts are uncollectible. Trade accounts receivable are uncollateralized and represent a large number of geographically dispersed debtors. At December 29, 2011, there was one advertising agency group through which the Company sources national advertising revenue representing approximately 15% of the Company’s outstanding gross receivable balance; however, none of the individual contracts related to the advertising agency were more than 10% of advertising revenue. At December 30, 2010, there were two advertising agency groups through which the Company sources national advertising revenue representing approximately 21% and 17% of the Company’s outstanding gross receivable balance; however, none of the individual contracts related to the advertising agencies were more than 10% of advertising revenue. The collectability risk is reduced by dealing with large, national advertising agencies who have strong reputations in the advertising industry and clients with stable financial positions.

Receivables consisted of the following, in millions:

	As of December 29, 2011	As of December 30, 2010

Trade accounts............................................................................................................................................	$ 98.4	$ 100.9
Other.................................................................................................................................................................	2.5	2.9
Less allowance for doubtful accounts..............................................................................................	(4.3)	(3.7)

Total...................................................................................................................................................................	$ 96.6	$ 100.1

Long-lived assets—Property and equipment is stated at cost, net of accumu.lated depreciation or amortization. Refer to Note 2. Major renewals and improvements are capitalized, while replacements, maintenance, and repairs that do not improve or extend the lives of the respective assets are expensed currently. In general, the equipment associated with the digital network of the founding member theatres is owned by the founding members, while the equipment associated with network affiliate theatres is owned by the Company. The Company records depreciation and amortization using the straight-line method over the following estimated useful lives:

Equipment.............................................................................................................................	4-10 years
Computer hardware and software..............................................................................	3-5 years
Leasehold improvements..............................................................................................	Lesser of lease term or asset life

Software and web site development costs developed or obtained for internal use are accounted for in accordance with ASC Subtopic 350-40 Internal Use Software and ASC Subtopic 350-50 Website Development Costs. The subtopics require the capitalization of certain costs incurred in developing or obtaining software for internal use. The majority of software costs and website development costs, which are included in equipment, are depreciated over three to five years. As of December 29, 2011 and December 30, 2010, the Company had a net book value of $9.3 million and $9.2 million, respectively, of capitalized software and website development costs. Approximately $4.8 million, $6.5 million and $6.7 million was recorded for the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively, in depreciation expense. For the years ended December 29, 2011, December 30, 2010 and December 31, 2009, the Company recorded $0.9 million, $1.2 million and $1.6 million in research and development expense, respectively.

Construction in progress includes costs relating to installations of equipment into affiliate theatres. Assets under construction are not depreciated until placed into service.

The Company assesses impairment of long-lived assets pursuant with ASC 360 Property, Plant and Equipment. This includes determining if certain triggering events have occurred that could affect the value of an asset. Thus far, we have recorded no impairment charges related to long-lived assets.

Intangible assets—Intangible assets consist of contractual rights and are stated at cost, net of accumulated amortization. Refer to Note 3. The Company records amortization using the straight-line method over the contractual life of the intangibles, corresponding to the term of the ESAs or the term of the contract with the network affiliate. During the year ended December 29, 2011, the Company recorded net intangible assets of $10.4 million, which are amortized over a weighted average amortization period of 16.1 years. As of December 29, 2011, the gross carrying amount of the intangible assets is $295.7 million, with a remaining weighted average amortization period of 24.9 years.

Amounts due to/from founding members—Amounts due to/from founding members in the 2011 and 2010 periods include amounts due for the theatre access fee, offset by a receivable for advertising time purchased by the founding members on behalf of their beverage concessionaire, as well as revenue share earned for Fathom events plus any amounts outstanding under other contractually obligated payments. Payments to or received from the founding members against outstanding balances are made monthly.

Amounts due to managing member—Amounts due to the managing member include amounts due under the NCM LLC operating agreement and other contractually obligated payments. Payments to or received from the managing member against outstanding balances are made monthly.

Income taxes—As a limited liability company, NCM LLC’s taxable income or loss is allocated to the founding members and managing member and, therefore, the only provision for income taxes included in the financial statements is for income-based state and local taxes.

NCM LLC’s calendar years 2007 and 2008 tax returns are currently under examination by the Internal Revenue Service (“IRS”). In September 2011, NCM LLC received a Notice of Proposed Adjustment (“NOPA”) for the calendar year 2007 examination primarily related to characterization of the cash received by the founding members at or around the date of NCM, Inc.’s initial public offering (“IPO”). As NCM LLC is a pass-through entity for federal income tax purposes, there will be no direct impact to the financial statements of NCM LLC. NCM LLC strongly disagrees with, and will contest, the IRS’ positions.

Accumulated other comprehensive loss—Accumulated other comprehensive loss is composed of the following (in millions):

	Years ended
	December 29, 2011	December 30, 2010	December 31, 2009

Beginning Balance.................................................................................................................................	$ (58.3)	$ (47.4)	$ (73.5)
Change in fair value on cash flow hedge...................................................................................	0.1	(12.2)	24.8
Reclassifications into earnings.......................................................................................................	1.3	1.3	1.3

Ending Balance.......................................................................................................................................	$ (56.9)	$ (58.3)	$ (47.4)

Debt issuance costs—In relation to the issuance of long-term debt discussed in Note 6, there is a balance of $12.6 million and $7.3 million in deferred financing costs as of December 29, 2011 and December 30, 2010, respectively. These debt issuance costs are being straight-line amortized over the terms of the underlying obligation and are included in interest on borrowings, which approximates the effective interest method. In 2011, NCM LLC recorded a $1.5 million non-cash charge for deferred loan fees associated with the balance of the senior secured credit facility that was prepaid and paid $9.1 million in debt issuance costs in relation to the debt restructuring discussed in Note 6. For each of the years ended December 29, 2011, December 30, 2010, and December 31, 2009 the Company amortized $2.3 million, $1.9 million, and $1.9 million, respectively.

Other investment—Through March 15, 2010, the Company accounted for its investment in RMG Networks, Inc., (“RMG”) under the equity method of accounting as required by ASC 323-10 Investments—Equity Method and Joint Ventures. During the first quarter of 2010, RMG sold additional common stock to other third party investors for cash, which reduced the Company’s ownership in RMG resulting in cost method accounting. During the fourth quarter of 2011, the Company recorded an impairment to the value of the investment and the carrying value was adjusted to zero due to the potential of the Company being further diluted by a new round of preferred equity that was senior to the Company’s investment, which occurred in early 2012. At December 29, 2011 and December 30, 2010, the Company’s ownership in RMG was approximately 19%, respectively, of the issued and outstanding preferred and common stock of RMG. Refer to Note 10 for additional discussion.

During the fourth quarter of 2011, the Company received equity securities in a privately held company as consideration for an advertising contract, which the Company accounted for as a cost method investment. Refer to Note 10 for additional discussion.

Share-based compensation—NCM, Inc. issues two types of share-based compensation awards: stock options and non-vested (restricted) stock. Compensation cost of non-vested stock is valued based on the market price on the grant date, the probability of vesting and is expensed over the vesting period. Compensation cost of stock options is based on the estimated grant date fair value using the Black-Scholes option pricing model, which requires that NCM, Inc. make estimates of various factors. Under the fair value recognition provisions of ASC 718 Compensation—Stock Compensation, the Company recognizes share-based compensation net of an estimated forfeiture rate, and therefore only recognizes compensation cost for those shares expected to vest over the requisite service period of the award. The recognized expense, including equity based compensation costs of NCM, Inc. employees, is included in the operating results of NCM LLC. Refer to Note 7.

Derivative instruments—NCM LLC has interest rate swap agreements with four counterparties that, at their inception, qualified for and were designated as cash flow hedges against interest rate exposure on the entire $550.0 million of currently outstanding debt obligations under the senior secured credit facility. The interest rate swap agreements have the effect of converting a significant portion of the Company’s variable rate debt to a fixed rate of 6.484%. All interest rate swaps were entered into for risk management purposes. The Company has no derivatives for other purposes.

During 2008, cash flow hedge accounting was discontinued for one of the interest swap agreements. The Company did not elect cash flow hedge accounting and the interest rate swap with the new counterparty is recorded at fair value with any change in the fair value recorded in the statements of income. In accordance with ASC 815 Derivatives and Hedging, the net derivative loss related to the discontinued cash flow hedge is being amortized to interest expense over the remaining term of the interest rate swap.

Both at inception and on an on-going basis the Company performs an effectiveness test using the hypothetical derivative method. The fair values of the interest rate swaps with the counterparties on which the Company has elected and qualifies for cash flow hedge accounting (representing notional amounts of $412.5 million associated with a like amount of the variable rate debt) are recorded on the Company’s balance sheet as a liability with the change in fair value recorded in other comprehensive income since the instruments were determined to be perfectly effective at December 29, 2011 and December 30, 2010.

The fair value of the Company’s interest rate swaps are based on dealer quotes, and represents an estimate of the amount the Company would receive or pay to terminate the agreements taking into consideration various factors, including current interest rates and the forward yield curve for 3-month LIBOR. Refer to Note 11.

Recent accounting pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), which amends certain fair value measurements and disclosures. The Company adopted ASU 2011-04 effective December 15, 2011, with no impact on its financial statements.

In June 2011, the FASB issued Accounting Standards Update 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which is an amendment to ASC 220 Comprehensive Income. Under ASU 2011-05, all items that are required to be recognized under current accounting standards as components of comprehensive income shall be reported in a financial statement that is displayed with the same prominence as other financial statements. The Company adopted ASU 2011-05 effective December 15, 2011. Since the provisions of ASU 2011-05 are presentation related only, the adoption of ASU 2011-05 does not have a material effect on the Company’s financial statements.

In December 2011, the FASB issued Accounting Standards Update 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05 (“ASU 2011-12”). ASU 2011-12 defers the specific requirement within ASU 2011-05 to present on the face of the financial statements items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. The effective dates for ASU 2011-12 are consistent with the effective dates for ASU 2011-05 and, similar to the Company’s evaluation for the adoption of ASU 2011-05, the adoption of this guidance does not have a material effect on the Company’s financial statements.

The Company has considered all other recently issued accounting pronouncements and does not believe the adoption of such pronouncements will have a material impact on its financial statements.

Property And Equipment	12 Months Ended
Dec. 29, 2011
Property And Equipment [Abstract]
Property And Equipment

2. Property and equipment

	As of December 29, 2011	As of December 30, 2010

	(in millions)
Equipment, computer hardware and software..............................................................................	$ 73.7	$ 63.3
Leasehold Improvements......................................................................................................................	3.4	1.7
Less accumulated depreciation...........................................................................................................	(54.8)	(46.4)

Subtotal..........................................................................................................................................................	22.3	18.6
Construction in Progress........................................................................................................................	2.3	1.2

Total property and equipment...............................................................................................................	$ 24.6	$ 19.8

For the years ended December 29, 2011, December 30, 2010, and December 31, 2009, the Company recorded depreciation of $8.8 million, $11.4 million, and $12.5 million, respectively.

Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Intangible Assets [Abstract]
Intangible Assets

2.            INTANGIBLE ASSETS

         In accordance with NCM LLC’s Common Unit Adjustment Agreement with its founding members, on an annual basis NCM LLC determines the amount of common membership units to be issued to or returned by the founding members based on theatre additions or dispositions during the past year.  During the first quarter of 2012, NCM LLC issued 651,612 common membership units to its founding members for the rights to exclusive access to net new theatre screens and attendees added by the founding members to NCM LLC’s network during 2011.  NCM LLC recorded a net intangible asset of $9.9 million in the first quarter of 2012, as a result of the common unit adjustment. In lieu of surrendering 16,727 units, AMC paid NCM LLC $0.2 million in the first quarter of 2012.  During the first quarter of 2011, NCM LLC’s founding members returned a net 322,751 common membership units to NCM LLC for 2010 attendance, which reduced the net intangible asset by $5.5 million during the first quarter of 2011.

The Company’s intangible assets with its founding members are recorded at the fair market value of NCM, Inc.’s publicly traded stock as of the date on which the common membership units were issued.  The NCM LLC common membership units are fully convertible into NCM, Inc.’s common stock. The intangible assets have a finite useful life and the Company amortizes the assets over the remaining useful life corresponding with the ESAs or the term of the contract with the network affiliate.  If common membership units are issued to a founding member for newly acquired theatres that are subject to an existing on-screen advertising agreement with an alternative provider, the amortization of the intangible asset commences after the existing agreement expires and NCM LLC can utilize the theatres for all of its services.

3. Intangible assets

The following is a summary of the Company’s intangible assets (in millions):

	As of December 31, 2009	Additions(1)	Amortization	Other(2)	As of December 30, 2010

Gross carrying amount.......................................	$ 138.6	$ 151.3	0.0	$ (3.9)	$ 286.0
Accumulated amortization.................................	(4.4)	0.0	(6.4)	0.0	(10.8)

Total intangible assets, net...............................	$ 134.2	$ 151.3	$ (6.4)	$ (3.9)	$ 275.2

	As of December 30, 2010	Additions(3)	Amortization	Other(2)	As of December 29, 2011

Gross carrying amount...............................................	$ 286.0	$ 10.4	0.0	$ (0.7)	$ 295.7
Accumulated amortization..........................................	(10.8)	0.0	(10.0)	0.0	(20.8)

Total intangible assets, net........................................	$ 275.2	$ 10.4	$ (10.0)	$ (0.7)	$ 274.9

(1)  During the first quarter of 2010, NCM LLC issued 2,212,219 common membership units to its founding members in exchange for the rights to exclusive access to net new theatre screens and attendees added by the founding members to NCM LLC’s network. As a result, NCM LLC recorded an intangible asset at the fair value of $39.8 million.

                 During the second quarter of 2010, NCM LLC issued 6,510,209 common membership units to a subsidiary of AMCE as a result of that subsidiary’s acquisition of Kerasotes Showplace Theatres, LLC (the “AMC Kerasotes Acquisition”). Such issuance provided NCM LLC with exclusive access, in accordance with the ESA, to the net new theatre screens and attendees added by AMCE to NCM LLC’s network since the date of the last annual common unit adjustment through the date of the AMC Kerasotes Acquisition. As a result, NCM LLC recorded an intangible asset at the fair value of the common membership units of $111.5 million.

(2)  See Note 5 for further information on integration payments.

(3)  During the first quarter of 2011, NCM LLC’s founding members returned a net 322,751 common membership units to NCM LLC, which is an adjustment to the previously issued common membership units issued in exchange for the rights to exclusive access, in accordance with the ESA, to net new theatre screens and attendees added by the founding members to NCM LLC’s network. As a result, NCM LLC recorded a reduction to the intangible asset at fair value of the common membership units of $5.5 million.

     During the third quarter of 2011, the Company purchased an intangible asset for $14.7 million and during the fourth quarter of 2011 purchased intangible assets for $1.2 million associated with network affiliate agreements. The assets will be amortized over the term of the respective agreements.

The Company based the fair value of the intangible assets to its founding members on the market value of NCM, Inc.’s publicly traded stock when the common membership units were issued. The NCM LLC common membership units are fully convertible into NCM, Inc.’s common stock.

Pursuant to ASC 350-10 Intangibles—Goodwill and Other, the intangible assets have a finite useful life and the Company amortizes the assets over the remaining useful life corresponding with the ESAs or the term of the contract with the network affiliate. Amortization of the asset related to Regal Consolidated Theatres began in the third quarter of 2011 when the Company began to access on-screen advertising in the Regal Consolidated Theatres due to the expiration of their prior on-screen advertising agreement.

For the years ended December 29, 2011, December 30, 2010 and December 31, 2009 the Company recorded amortization of $10.0 million, $6.4 million and $2.9 million, respectively.

The estimated aggregate amortization expense for each of the five succeeding years is as follows (in millions):

2012...	$ 11.1
2013...	11.1
2014...	11.1
2015...	11.1
2016...	11.1

Accrued Expenses	12 Months Ended
Dec. 29, 2011
Accrued Expenses [Abstract]
Accrued Expenses

4. Accrued expenses

	As of December 29, 2011	As of December 30, 2010

	(in millions)
Make-good reserve.............................................................................................................................................................	$ 2.7	$ 2.8
Accrued interest...................................................................................................................................................................	9.5	2.1
Deferred rent.........................................................................................................................................................................	2.9	2.2
Other accrued expenses..................................................................................................................................................	1.1	1.5

Total accrued expenses....................................................................................................................................................	$ 16.2	$ 8.6

Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Related-Party Transactions [Abstract]
Related-Party Transactions

3.            RELATED-PARTY TRANSACTIONS

Founding Member and Managing Member Transactions –  Following is a summary of the transactions between the Company and the founding members and its managing member (in millions):

Included in the Condensed Statements of Income:	Quarter Ended June 28, 2012	Quarter Ended June 30, 2011	Six Months Ended June 28, 2012	Six Months Ended June 30, 2011
Revenue:
Beverage concessionaire revenue (included in Advertising revenue) (1)	$10.1	$10.7	$19.9	$18.9
Advertising inventory revenue (included in Advertising revenue) (2)	0.1	-	0.1	0.1
Operating expenses:
Revenue share from Fathom Events (included in Fathom Events operating costs) (3)	1.1	2.6	3.0	4.5
Purchase of movie tickets and concession products (included in Fathom Events operating costs) (5)	0.1	0.2	0.2	0.3
Theatre access fee (4)	16.3	14.8	32.0	26.9
Purchase of movie tickets and concession products (included in Selling and marketing costs) (5)	0.2	0.4	0.4	0.6
Administrative fee—managing member (6)	3.4	3.6	7.0	7.6

(1)

For the quarters and six months ended June 28, 2012 and June 30, 2011, the founding members purchased 60 seconds of on-screen advertising time (with a right to purchase up to 90 seconds) from NCM LLC to satisfy their obligations under their beverage concessionaire agreements at a rate specified by the ESA on a 30 second equivalent cost per thousand (“CPM”).

(2)	The values of such purchases are calculated by reference to NCM LLC’s advertising rate card.
(3)	These payments are at rates (percentage of event revenue) included in the ESAs based on the nature of the event.
(4)	Comprised of a payment per theatre attendee and a payment per digital screen with respect to the founding member theatres included in the Company’s network.
(5)	Used primarily for marketing to NCM LLC’s advertising clients and marketing resale to Fathom Business Events customers.
(6)

Pursuant to the Management Services Agreement between NCM, Inc. and NCM LLC, NCM, Inc. provides certain specific management services to NCM LLC, including the services of the President and Chief Executive Officer, President of Sales and Marketing, Executive Vice President and Chief Financial Officer, Executive Vice President and Chief Operations Officer and Executive Vice President and General Counsel. In exchange for these services, NCM LLC reimburses NCM, Inc. for compensation paid to the officers (including share based compensation) and other expenses of the officers and for certain out-of-pocket costs.

(7)

Included in the Condensed Balance Sheets:	As of June 28, 2012	As of December 29, 2011
Prepaid management fees to managing member (1)	$1.0	$1.0
Integration payments (included in Intangible assets) (2)	-	0.7

(1)

The payments to NCM, Inc. for estimated management services related to employment are made one month in advance.  NCM LLC also provides administrative and support services to NCM, Inc. such as office facilities, equipment, supplies, payroll, accounting and financial reporting at no charge. Based on the limited activities of NCM, Inc. as a standalone entity, the Company does not believe such unreimbursed costs are significant.

(2)

On April 30, 2008, Regal acquired Consolidated Theatres and NCM issued common membership units to Regal upon the closing of its acquisition in exchange for the right to exclusive access to the theatres.  The Consolidated Theatres had a pre-existing advertising agreement and, as a result, Regal made integration payments pursuant to the ESAs on a quarterly basis in arrears through the second quarter of 2011 in accordance with certain run-out provisions.

Also, pursuant to the terms of the NCM LLC Operating Agreement in place since the completion of NCM, Inc.’s IPO, NCM LLC is required to make mandatory distributions on a proportionate basis to its members of available cash, as defined in the NCM LLC Operating Agreement, on a quarterly basis in arrears.  Mandatory distributions for the quarters ended June 28, 2012 and June 30, 2011 and the six months ended June 28, 2012 and June 30, 2011 are as follows (in millions):

	Quarter Ended June 28, 2012	Quarter Ended June 30, 2011	Six Months Ended June 28, 2012	Six Months Ended June 30, 2011
AMC	$6.2	$6.7	$6.7	$8.5
Cinemark	6.4	6.8	6.9	8.6
Regal	7.9	8.6	8.6	10.8
NCM, Inc.	19.3	21.0	20.9	26.4
Total	$39.8	$43.1	$43.1	$54.3

The mandatory distributions of available cash by NCM LLC to its founding members for the quarter ended June 28, 2012 of $20.5 million is included in amounts due to founding members on the condensed balance sheets at June 28, 2012 and will be made in the third quarter of 2012.  The mandatory distributions of available cash by NCM LLC to its managing member for the quarter ended June 28, 2012 of $19.3 million is included in amounts due to managing member on the condensed balance sheets at June 28, 2012 and will be made in the third quarter of 2012.

Amounts due to founding members at June 28, 2012 were comprised of the following (in millions):

	AMC	Cinemark	Regal	Total
Theatre access fees, net of beverage revenues	$0.7	$0.6	$0.9	$2.2
Cost and other reimbursement	(0.3)	(0.3)	(0.2)	(0.8)
Distributions payable	6.2	6.4	7.9	20.5
Total	$6.6	$6.7	$8.6	$21.9

Amounts due to founding members at December 29, 2011 were comprised of the following (in millions):

	AMC	Cinemark	Regal	Total
Theatre access fees, net of beverage revenues	$0.5	$0.5	$0.6	$1.6
Cost and other reimbursement	(0.5)	(0.5)	(0.7)	(1.7)
Distributions payable, net	6.7	6.8	8.6	22.1
Total	$6.7	$6.8	$8.5	$22.0

Amounts due to/from managing member were comprised of the following (in millions):

	As of June 28, 2012	As of December 29, 2011
Distributions payable	$19.3	$21.0
Cost and other reimbursement	(3.3)	0.2
Total	$16.0	$21.2

Related Party Affiliates — NCM LLC enters into digital content agreements and Fathom agreements with network affiliates for NCM LLC to provide in-theatre advertising and Fathom Events at theatre locations that are owned by companies that are affiliates of certain of the founding members or directors of NCM, Inc. Related party affiliate agreements are entered into at terms that are similar to those of the Company’s other network affiliates.

Following is a summary of the transactions between the Company and its related party affiliates (in millions):

Included in Advertising operating costs in the Condensed Statements of Income:
Related Party Affiliate	Quarter Ended June 28, 2012	Quarter Ended June 30, 2011	Six Months Ended June 28, 2012	Six Months Ended June 30, 2011
Starplex (1)	$0.8	$0.7	$1.3	$1.1
Showplex (2)	0.1	-	0.2	-
Other (3)	0.1	-	0.2	0.1
Total	$1.0	$0.7	$1.7	$1.2

Included in Accounts payable in the Condensed Balance Sheets:
Related Party Affiliate	June 28, 2012	December 29, 2011
Starplex (1)	$0.8	$0.7
Showplex (2)	0.1	0.1
Other (3)	0.1	0.1
Total	$1.0	$0.9

(1)	Starplex Operating L.P. (“Starplex”) is an affiliate of Cinemark.
(2)	Showplex Cinemas, Inc. (“Showplex”) is an affiliate of one of NCM, Inc.’s directors.

(3)            Other affiliates include LA Live Cinemas LLC (“LA Live”), an affiliate of Regal and Texas Cinemas, Corp., an affiliate of one of NCM, Inc.’s directors.

5. Related-party transactions

Founding Member and Managing Member Transactions—Following is a summary of the transactions between the Company and the founding members and its managing member (in millions):

	Years ended
	December 29, 2011	December 30, 2010	December 31, 2009

Included in the Statements of Income:
Revenues:
Beverage concessionaire revenue ( in Advertising revenue)(1)....................................	$ 38.0	$ 37.2	$ 36.3
Advertising inventory revenue (in Advertising revenue)(2).............................................	0.2	1.3	1.9
Operating Expenses:
Use of screens/theatres for Fathom events (in Fathom events operating costs)(3)	8.3	7.3	6.7
Purchase of movie tickets and concession products (in Fathom events operating costs)(5)	1.0	1.3	1.0
Theatre access fee(4).......................................................................................................................	55.4	52.6	52.7
Purchase of movie tickets and concession products (in Selling and marketing costs)(5)	1.1	1.2	1.1
Administrative fee—managing member(6)..............................................................................	13.7	16.6	10.8
Included in the Balance Sheets:
Prepaid management fees to managing member(7)...........................................................	$ 1.0	$ 0.8	$ 0.6
Integration payments (in Intangible assets)(8)......................................................................	0.7	3.9	3.2
Integration payments (in Additional paid in capital (deficit))(9)......................................	0.0	0.0	0.1

(1)  For the years ended December 29, 2011, December 30, 2010 and December 31, 2009, the founding members purchased 60 seconds of on-screen advertising time (with a right to purchase up to 90 seconds) from NCM LLC to satisfy their obligations under their beverage concessionaire agreements at a specified 30 second equivalent cost per thousand (“CPM”).

(2)  The value of such purchases are calculated by reference to NCM LLC’s advertising rate card.

(3)  These payments are at rates (percentage of event revenue) included in the ESAs based on the nature of the event.

(4)  Comprised of a payment per theatre attendee and a payment per digital screen with respect to the founding member theatres included in the Company’s network.

(5)  Used primarily for marketing to NCM LLC’s advertising clients and marketing resale to Fathom Business customers.

(6)  Pursuant to the NCM LLC operating agreement, as the sole manager of NCM LLC, NCM, Inc. provides certain specific management services to NCM LLC, including the services of the president and chief executive officer, president of sales and marketing, executive vice president and chief financial officer, executive vice president and chief operations officer and executive vice president and general counsel. In exchange for these services, NCM LLC reimburses NCM, Inc. for compensation paid to the officers (including share based compensation) and other expenses of the officers and for certain out-of-pocket costs.

(7)  The payments for estimated management services related to employment are made one month in advance. NCM LLC also provides administrative and support services to NCM, Inc. such as office facilities, equipment, supplies, payroll and accounting and financial reporting at no charge. Based on the limited activities of NCM, Inc. as a standalone entity, the Company does not believe such unreimbursed costs are significant.

(8)  On April 30, 2008, Regal acquired Consolidated Theatres and NCM LLC issued common membership units to Regal upon the closing of its acquisition in exchange for the right to exclusive access to the theatres. The Consolidated Theatres had a pre-existing advertising agreement and, as a result, Regal made integration payments pursuant to the ESAs on a quarterly basis in arrears through the second quarter of 2011 in accordance with certain run-out provisions.

(9)  On January 26, 2006, AMC acquired the Loews Cineplex Entertainment Inc. (“AMC Loews”) theatre circuit and NCM LLC issued common membership units to AMC in exchange for the exclusive access to the theatres. AMC Loews had a pre-existing advertising agreement and, as a result, AMC made integration payments pursuant to the Loews screen integration agreement. These AMC Loews payments were made on a quarterly basis in arrears through February 2009 for Star Theatres in accordance with certain run-out provisions.

Also, pursuant to the terms of the NCM LLC operating agreement in place since the completion of NCM, Inc.’s IPO, NCM LLC is required to make mandatory distributions on a proportionate basis to its members of available cash, as defined in the NCM LLC operating agreement, on a quarterly basis in arrears. Distributions for the years ended December 29, 2011, December 30, 2010 and December 31, 2009 are as follows (in millions):

	2011	2010	2009

AMC........................................................................................................................................................................................	$ 25.3	$ 28.8	$ 25.8
Cinemark..............................................................................................................................................................................	25.5	24.0	20.8
Regal......................................................................................................................................................................................	32.2	32.3	34.9
NCM, Inc.............................................................................................................................................................................	78.7	71.0	57.8

Total........................................................................................................................................................................................	$ 161.7	$ 156.1	$ 139.3

The available cash payment by NCM LLC to its founding members for the three months ended December 29, 2011 of $22.1 million, which is included in amounts due to founding members at December 29, 2011, will be made in the first quarter of 2012. The available cash payment by NCM LLC to its managing member for the three months ended December 29, 2011 of $21.0 million was included in amounts due to managing member as of December 29, 2011 and will be made in the first quarter of 2012. The available cash payment by NCM LLC to its founding members for the three months ended December 30, 2010 of $25.7 million was made in the first quarter of 2011. The available cash payment by NCM LLC to its managing member for the three months ended December 30, 2010 of $24.1 million was made in the first quarter of 2011.

During 2010, in connection with AMC’s acquisition of Kerasotes, AMC reimbursed NCM LLC approximately $3.0 million for the net book value of NCM LLC capital expenditures invested in digital network technology within the acquired Kerasotes theatres prior to the acquisition date.

Amounts due to founding members at December 29, 2011, were comprised of the following (in millions):

	AMC	Cinemark	Regal	Total

Theatre access fees, net of beverage revenues.......................................................................	$ 0.5	$ 0.5	$ 0.6	$ 1.6
Cost and other reimbursement............................................................................................................	(0.5)	(0.5)	(0.7)	(1.7)
Distributions payable, net......................................................................................................................	6.7	6.8	8.6	22.1

Total..................................................................................................................................................................	$ 6.7	$ 6.8	$ 8.5	$ 22.0

Amounts due to founding members at December 30, 2010, were comprised of the following (in millions):

	AMC	Cinemark	Regal	Total

Theatre access fees, net of beverage revenues..............................................................................	$ 0.5	$ 0.4	$ 0.5	$ 1.4
Cost and other reimbursement...................................................................................................................	(0.2)	(0.5)	(0.0)	(0.7)
Distributions payable, net.............................................................................................................................	8.5	7.6	8.4	24.5

Total.........................................................................................................................................................................	$ 8.8	$ 7.5	$ 8.9	$ 25.2

Related party affiliates—During 2011, NCM LLC entered into a digital content agreement and a Fathom agreement with Showplex Cinemas, Inc. (“Showplex”), an affiliate of one of NCM, Inc.’s directors, for NCM LLC to provide in-theatre advertising and Fathom events to Showplex in its theatre locations. The affiliate agreement was entered into at terms that are similar to those of the Company’s other network affiliates. Included in advertising operating costs is approximately $0.2 million for the year ended December 29, 2011. As of December 29, 2011, approximately $0.1 million is included in accounts payable for amounts due to Showplex under the agreement.

During 2009, NCM LLC entered into a digital content agreement and a Fathom agreement with LA Live Cinemas LLC (“LA Live”), an affiliate of Regal, for NCM LLC to provide in-theatre advertising and Fathom events to LA Live in its theatre complex. The affiliate agreement was entered into at terms that are similar to those of the Company’s other network affiliates. Included in advertising operating costs are approximately $0.3 million and $0.1 million for the years ended December 29, 2011 and December 30, 2010, respectively, for payments to the affiliate under the agreement. As of December 29, 2011 and December 30, 2010 approximately $0.1 million and $0.1 million, respectively, is included in accounts payable for amounts due to LA Live under the agreement. The amounts as of and for the year ended December 31, 2009 were inconsequential.

During 2009, NCM LLC entered into a network affiliate agreement with Starplex Operating L.P. (“Starplex”), an affiliate of Cinemark, for NCM LLC to provide in-theatre advertising services and Fathom events to Starplex in its theatre locations. The affiliate agreement was entered into at terms that are similar to those of the Company’s other network affiliates. Included in advertising operating costs are $2.9 million and $1.3 million, respectively, for the years ended December 29, 2011 and December 30, 2010, for its shares of advertising sold in its theatres under the affiliate agreement. As of December 29, 2011 and December 30, 2010, approximately $0.7 million and $0.5 million, respectively, is included in accounts payable for amounts due to Starplex under the agreement.

National CineMedia, Inc.—The management services agreement provides that NCM LLC employees may participate in the NCM, Inc. equity incentive plan (see Note 7).

Amounts due to/from managing member were comprised of the following (in millions):

	As of December 29, 2011	As of December 30, 2010

Distributions payable.......................................................................................................................................................	$ 21.0	$ 24.1
Cost and other reimbursement....................................................................................................................................	0.2	4.1

Total..........................................................................................................................................................................................	$ 21.2	$ 28.2

Borrowings	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Borrowings [Abstract]
Borrowings

4.            BORROWINGS

The following summarizes NCM LLC’s total outstanding debt as of June 28, 2012 and December 29, 2011 and the significant terms of its borrowing arrangements:

	Outstanding Balance as of
Borrowings ($ in millions)	June 28, 2012	December 29, 2011	Maturity Date		Interest Rate
Revolver	$14.0	$44.0	April 27, 2017	(a)	(b)
Term Loan	225.0	550.0	February 13, 2015		(b)
Senior Unsecured Notes	200.0	200.0	July 15, 2021		7.875%
Senior Secured Notes	400.0	-	April 15, 2022		6.000%
Total	$839.0	$794.0

(a)             A portion of the revolver has a maturity date of December 31, 2014, as described in further detail below.

(b)            The interest rates on the revolver and term loan are described below.

Senior Secured Credit Facility—NCM LLC’s senior secured credit facility consists of a $119.0 million revolving credit facility and a $225.0 million term loan. The obligations under the facility are secured by a lien on substantially all of the assets of NCM LLC.

Revolver—The revolving credit facility portion of the Company’s total borrowings is available, subject to certain conditions, for general corporate purposes of the Company in the ordinary course of business and for other transactions permitted under the senior secured credit facility, and a portion is available for letters of credit.

NCM LLC’s total availability under the revolving credit facility is $119.0 million.  The unused line fee is 0.50% per annum.  Of the total available, $14.0 million outstanding principal of the revolving credit facility formerly held by Lehman Brothers Holdings, Inc. (“Lehman”) will not be repaid in connection with any future prepayments of revolver amounts, but rather Lehman’s share of the revolving credit facility will be paid in full by NCM LLC to the successor lenders, along with any accrued and unpaid fees and interest, on the revolving credit facility termination date of December 31, 2014.  On April 27, 2012, the Company entered into an amendment to its senior secured credit facility (the “Amendment”) which resulted in the maturity of the remaining $105.0 million available under the revolver to be extended to April 27, 2017, subject to acceleration if the term loan under the credit facility is not repaid, refinanced or extended by December 31, 2014.  The Amendment became effective upon the completion of the private placement of the Senior Secured Notes (defined and discussed below) on April 27, 2012.

Borrowings under the revolver bear interest at the Company’s option of either the LIBOR index plus an applicable margin or the base rate (Prime Rate or the Federal Funds Effective Rate, as defined in the senior secured credit facility) plus an applicable margin. The applicable margin for the revolving credit facility is determined quarterly and is subject to adjustment based upon a consolidated net senior secured leverage ratio for NCM LLC (the ratio of secured funded debt less unrestricted cash and cash equivalents, over a non-GAAP measure defined in the credit agreement).  In connection with the Amendment, the applicable margins on the $105.0 million portion of the revolver increased by 75 basis points based upon the then current senior secured leverage ratio to the LIBOR index plus 2.25% or the base rate plus 1.25%. The margin on the $14.0 million portion of the revolver remained unchanged at the LIBOR index plus 1.50% or the base rate plus 0.50%.  The weighted-average interest rate on the outstanding balance on the revolver as of June 28, 2012 was 1.74%.

Term Loan—  The term loan bears interest at the Company’s option of either the LIBOR index plus 1.50% or the base rate (Prime Rate or the Federal Funds Effective Rate, as defined in the senior secured credit facility) plus 0.50%.  The interest rate on the term loan was lowered from the LIBOR index plus 1.75% and the base rate plus 0.75% in the first quarter of 2011 due to an upgrade in the corporate credit rating by the credit agencies specified in the facility.  The weighted-average interest rate on the term loan as of June 28, 2012 was 1.97% without giving effect to the interest rate swaps.  As of June 28, 2012, interest rate swaps resulted in the entire $225.0 million term loan having a fixed annual interest rate of 6.484%(both those accounted for as hedges and those that are not).  Interest payments are made quarterly.  See Note 7- Derivative Instruments and Hedging Activities for further discussion of the interest rate swaps. In connection with the Amendment and the private placement of $400.0 million of Senior Secured Notes (defined below) on April 27, 2012, the Company paid down its term loan by $325.0 million, reducing the balance from $550.0 million to $225.0 million.  During the quarter ended June 28, 2012, the Company recorded a non-cash charge of $2.5 million for the write-off of net deferred issuance costs associated with the payment on the term loan.

The senior secured credit facility contains a number of covenants and financial ratio requirements, with which the Company was in compliance at June 28, 2012, including maintaining a consolidated net senior secured leverage ratio of 6.5 times on a quarterly basis.  In addition, there are no borrower distribution restrictions as long as the Company’s consolidated net senior secured leverage ratio is below 6.5 times and the Company is in compliance with its debt covenants.  As of June 28, 2012, the Company’s consolidated net senior secured leverage ratio was 2.9 times (versus the covenant of 6.5 times).

Senior Unsecured Notes due 2021—On July 5, 2011, NCM LLC completed a private placement of $200.0 million in aggregate principal amount of 7.875% Senior Unsecured Notes (“Senior Unsecured Notes”). The Senior Unsecured Notes have a maturity date of July 15, 2021 and pay interest semi-annually in arrears on January 15 and July 15 of each year, commencing January 15, 2012.  The notes are subordinated to all existing and future secured debt, including indebtedness under the Company’s existing senior secured credit facility and the Senior Secured Notes defined below. The Senior Unsecured Notes contain certain covenants with which the Company was in compliance as of June 28, 2012.

Senior Secured Notes due 2022—On April 27, 2012, NCM LLC completed a private placement of $400.0 million in aggregate principal amount of 6.00% Senior Secured Notes (the “Senior Secured Notes”).  The Senior Secured Notes have a maturity date of April 15, 2022 and pay interest semi-annually in arrears on April 15 and October 15 of each year, commencing October 15, 2012.  The Senior Secured Notes are senior secured obligations of NCM LLC, rank the same as NCM LLC’s senior secured credit facility, subject to certain exceptions, and share in the same collateral that secures NCM LLC’s obligations under the senior secured credit facility.  The Senior Secured Notes contain certain covenants with which the Company was in compliance as of June 28, 2012.

6. Borrowings

Senior secured credit facility—On February 13, 2007, concurrently with the closing of the IPO of NCM, Inc., NCM LLC entered into a senior secured credit facility with a group of lenders. The facility consisted of a six-year $80.0 million revolving credit facility and an eight-year, $725.0 million term loan facility. The revolving credit facility portion was available, subject to certain conditions, for general corporate purposes of the Company in the ordinary course of business and for other transactions permitted under the credit agreement, and a portion is available for letters of credit. The obligations under the credit facility are secured by a lien on substantially all of the assets of NCM LLC.

On July 5, 2011, NCM LLC completed an amendment to NCM LLC’s senior secured credit facility primarily to replace $66.0 million of the $80.0 million revolving credit facility that would have terminated on February 13, 2013, with a new $105.0 million revolving credit facility that will terminate on December 31, 2014, and to amend certain covenants and administrative items. The unused line fee increased from 0.375% per annum to 0.50% per annum. The $14.0 million portion of the $80.0 million revolving credit facility that was outstanding from Lehman Brothers Holdings, Inc. (“Lehman”) (not subject to pro rata prepayment or re-borrowing) remains in place but will also mature on December 31, 2014, for a total revolving credit facility of $119.0 million. As discussed in further detail below, on July 5, 2011, NCM LLC prepaid $175.0 million of the term loan facility. There were no breakage costs associated with the $175.0 million prepayment or the replacement of the revolving credit facility. NCM LLC recorded a $1.5 million non-cash charge for deferred loan fees associated with the balance of the term loan facility that was prepaid. In addition, the applicable margin, currently at 150 basis points over LIBOR, was not changed.

The outstanding balance of the term loan facility at December 29, 2011 and December 30, 2010 was $550.0 million and $725.0 million, respectively. The outstanding balance under the revolving credit facility at December 29, 2011 and December 30, 2010 was $44.0 million and $50.0 million, respectively. As of December 29, 2011, the interest rate swaps hedged the entire $550.0 million term loan at a fixed interest rate of 6.484% (both those accounted for as hedges and those that are not). The applicable margin on the term loan was lowered to 1.5% from 1.75% as a result of an upgrade of the corporate credit rating by the credit rating agencies specified in the credit agreement, in the first quarter of 2011. The weighted-average interest rate on the unhedged revolver was 2.01%. Commencing with the fourth fiscal quarter in fiscal year 2009, the applicable margin for the revolving credit facility is determined quarterly and is subject to adjustment based upon a consolidated net senior secured leverage ratio for NCM LLC (the ratio of secured funded debt less unrestricted cash and cash equivalents, over a non-GAAP measure defined in the credit agreement). The senior secured credit facility also contains a number of covenants and financial ratio requirements, with which the Company was in compliance at December 29, 2011, including the consolidated net senior secured leverage ratio. There are no borrower distribution restrictions as long as the Company’s consolidated net senior secured leverage ratio is below 6.5 times and the Company is in compliance with its debt covenants. As of December 29, 2011, the Company’s consolidated net senior secured leverage ratio was 2.7 times (versus a covenant of 6.5 times). See Note 11 for an additional discussion of the interest rate swaps.

NCM LLC, Lehman and Barclays Bank PLC (“Barclays”) entered into an agreement in March 2010 whereby Lehman resigned its agency function and restructured its outstanding $14.0 million revolving credit loan. NCM LLC and the remaining revolving credit lenders consented to the appointment of Barclays as successor administrative agent and swing line lender under the credit agreement. Additionally, the revolving credit commitments of Lehman were reduced to zero and the aggregate revolving credit commitments were reduced to $66.0 million. The $14.0 million outstanding principal of the revolving credit loans held by Lehman will not be repaid in connection with any future prepayments of revolving credit loans, but rather Lehman’s share of the revolving credit facility will be paid in full by NCM LLC, along with any accrued and unpaid fees and interest, on the revolving credit termination date, December 31, 2014.

Senior notes due 2021—On July 5, 2011 NCM LLC completed a private placement of $200.0 million in aggregate principal amount of 7.875% Senior Unsecured Notes due in 2021 (“Senior Notes”). The Senior Notes have a maturity date of July 15, 2021 and pay interest semi-annually in arrears on January 15 and July 15 of each year, commencing January 15, 2012. The proceeds were used to prepay $175.0 million of NCM LLC’s outstanding indebtedness under its existing senior secured credit facility discussed above, as well as pay $21.0 million on the existing revolving line of credit and pay offering costs. The outstanding balance of the Senior Notes at December 29, 2011 was $200.0 million. The notes are subordinated to all existing and future secured debt, including indebtedness under the Company’s existing senior secured credit facility.

Other—On March 19, 2009, the Company gave an $8.5 million note payable to Credit Suisse, Cayman Islands Branch (“Credit Suisse”) with no stated interest to settle the $10.0 million contingent put obligation and to acquire the $20.7 million outstanding principal balance of debt of IdeaCast, Inc. (“IdeaCast”) (together with all accrued interest and other lender costs required to be reimbursed by IdeaCast). At issuance the Company recorded the note at a present value of $7.0 million. At December 30, 2010, $1.2 million of the balance was recorded in current liabilities. The note was paid in full on January 15, 2011. Interest on the note was accreted at the Company’s estimated incremental cost of debt based on then current market indicators over the term of the loan to interest expense. The amount of interest expense recognized on the note for the years ended December 29, 2011, December 30, 2010 and December 31, 2009 was an inconsequential amount, $0.5 million and $0.7 million, respectively.

Future maturities of borrowings—

The scheduled annual maturities on the credit facility and Senior Notes as of December 29, 2011 are as follows (in millions):

2012...	$ 0.0
2013...	0.0
2014...	44.0
2015...	550.0
2016...	0.0
Thereafter...	200.0

Total...	$ 794.0

Share-Based Compensation	12 Months Ended
Dec. 29, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation

7. Share-based compensation

At the date of the IPO, the Company adopted the NCM, Inc. 2007 Equity Incentive Plan. As of December 29, 2011, there were 10,076,000 shares of common stock available for issuance or delivery under the Equity Incentive Plan of which 2,973,786 remain available for grants as of December 29, 2011. Options awarded under the Equity Incentive Plan are granted with an exercise price equal to the closing market price of NCM, Inc. common stock on the date the Company’s board of directors approves the grant. Upon vesting of the restricted stock awards or exercise of options, NCM LLC will issue common membership units to the Company equal to the number of shares of the Company’s common stock represented by such awards. Options and non-vested restricted stock vest annually over a three or five-year period and options have either 10-year or 15-year contractual terms. A forfeiture rate of 5% was estimated to reflect the potential separation of employees.

The recognized expense, including equity based compensation costs of NCM, Inc. employees, is included in the operating results of NCM LLC. The Company recognized $7.5 million, $7.0 million and $3.1 million for the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively, of share-based compensation expense for these options and $0.1 million were capitalized during each of the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively. As of December 29, 2011, unrecognized compensation cost related to nonvested options was approximately $6.4 million, which will be recognized over a weighted average remaining period of 1.7 years.

The weighted average grant date fair value of granted options was $3.81, $4.84 and $2.17 for the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively. The intrinsic value of options exercised during the year was $1.5 million, $2.2 million and $0.2 million for the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively. The total fair value of awards vested during the years ended December 29, 2011, December 30, 2010 and December 31, 2009 was $6.2 million, $3.2 million and $0.3 million, respectively.

The following assumptions were used in the valuation of the options:

	Fiscal 2011	Fiscal 2010	Fiscal 2009

Expected life of options.............................................................................	6.0 years	6.0 years	6.5 years
Risk free interest rate.................................................................................	1.16% to 2.39%	1.38% to 3.76%	2.23% to 3.70%
Expected volatility........................................................................................	30%-53.6%	39%	30%
Dividend yield.................................................................................................	3.8% to 4.0%	3.8% to 4.0%	3%

Activity in the Equity Incentive Plan is as follows:

	Options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at December 30, 2010................................................................................	3,876,224	$ 15.55
Granted.........................................................................................................................................	1,314,568	17.61
Exercised.....................................................................................................................................	(312,720)	13.55
Forfeited......................................................................................................................................	(40,500)	14.66

Outstanding at December 29, 2011.................................................................................	4,837,572	$ 16.25	8.3	$ 2.3

Exercisable at December 29, 2011..................................................................................	1,863,256	15.95	8.0	$ 1.2
Vested and Expected to Vest at December 29, 2011.............................................	4,802,536	16.24	8.3	$ 2.3

The following table summarizes information about the stock options at December 29, 2011, including the weighted average remaining contractual life and weighted average exercise price:

	Options outstanding			Options exercisable
Range of exercise price	Number outstanding as of December 29, 2011	Weighted average remaining life (in years)	Weighted average exercise price	Number exercisable as of December 29, 2011	Weighted average exercise price

$5.35-$14.58....................................................................	990,962	7.5	$ 9.84	432,676	$ 9.26
$14.59-$16.66..................................................................	1,019,569	9.2	16.25	664,252	16.27
$16.67–$16.97.................................................................	948,206	8.0	16.97	308,994	16.97
$16.98-$18.38..................................................................	1,265,569	9.1	18.28	75,214	17.92
$18.39–$29.05.................................................................	613,266	7.1	21.27	382,120	21.77

	4,837,572	8.3	$ 16.25	1,863,256	$ 15.95

Non-vested (restricted) stock—NCM, Inc. has a non-vested stock program as part of the Equity Incentive Plan. The plan provides for non-vested stock awards to officers, board members and other key employees, including employees of NCM LLC. Under the non-vested stock program, common stock of NCM, Inc. may be granted at no cost to officers, board members and key employees, subject to requisite service and meeting financial performance targets (for certain grants beginning in 2009), and as such restrictions lapse, the award vests in that proportion. The participants are entitled to cash dividends from NCM, Inc. and to vote their respective shares, although the sale and transfer of such shares is prohibited and the shares are subject to forfeiture during the restricted period. Additionally, the accrued cash dividends for 2009, 2010 and 2011 grants are subject to forfeiture during the restricted period. The shares are also subject to the terms and provisions of the Equity Incentive Plan. Non-vested stock awards granted in 2009 through 2011 (except grants to board members) include performance vesting conditions, which permit vesting to the extent that NCM, Inc. achieves specified non-GAAP targets at the end of the measurement period. Non-vested stock granted to non-employee directors vest after one year.

The following table represents the shares of non-vested stock:

	Shares	Weighted average grant- date fair value

Non-vested as of December 30, 2010..........................................................................................................................	915,584	$ 16.77
Granted.........................................................................................................................................................................................	470,865	17.66
Forfeited......................................................................................................................................................................................	(10,207)	16.28
Vested...........................................................................................................................................................................................	(90,734)	19.43

Non-vested as of December 29, 2011..........................................................................................................................	1,285,508	$ 16.92

The recognized expense, including the equity based compensation costs of NCM, Inc. employees, is included in the operating results of NCM LLC. The Company recorded $4.3 million, $7.0 million and $2.4 million in compensation expense related to such outstanding non-vested shares during the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively. Of the $4.3 million in compensation expense for the year ended December 29, 2011, a credit of $2.9 million was related to a true-up to NCM, Inc.’s expected performance against the specified non-GAAP targets for the 2009 and 2010 grants as of December 29, 2011. In addition, no compensation expense was recorded for the 2011 non-vested restricted stock grants subject to performance conditions as the grants are not expected to vest due to the projected underperformance against the specified non-GAAP targets as of December 29, 2011. Of the $7.0 million in compensation expense for the year ended December 30, 2010, $1.6 million was related to NCM, Inc.’s expected performance against the specified non-GAAP targets for the 2009 and 2010 grants as of December 30, 2010. During the years ended December 29, 2011, December 30, 2010 and December 31, 2009 there was $0.1 million, $0.1 million and an inconsequential amount capitalized, respectively. As of December 29, 2011, unrecognized compensation cost related to non-vested stock was approximately $3.8 million, which will be recognized over a weighted average remaining period of 1.2 years. The weighted average grant date fair value of non-vested stock was $17.66, $17.24 and $9.50 for the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively. The total fair value of awards vested was $1.8 million, $1.6 million and $0.3 million during the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively.

Employee Benefit Plans	12 Months Ended
Dec. 29, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans

8. Employee benefit plans

NCM LLC sponsors the NCM 401(k) Profit Sharing Plan (the “Plan”) under Section 401(k) of the Internal Revenue Code of 1986, as amended, for the benefit of substantially all full-time employees. The Plan provides that participants may contribute up to 20% of their compensation, subject to Internal Revenue Service limitations. Employee contributions are invested in various investment funds based upon election made by the employee. The recognized expense, including the discretionary contributions of NCM, Inc. employees, is included in the operating results of NCM LLC. The Company made discretionary contributions of $0.9 million, $0.9 million and $0.8 million during the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively.

Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

5.            COMMITMENTS AND CONTINGENCIES

Legal Actions— The Company is subject to claims and legal actions in the ordinary course of business.  The Company believes such claims will not have a material effect on its financial position, results of operations or cash flows.

Minimum Revenue Guarantees― As part of the network affiliate agreements entered into in the ordinary course of business under which the Company sells advertising for display in various network affiliate theatre chains, the Company has agreed to certain minimum revenue guarantees on a per attendee basis.  If a network affiliate achieves the attendance set forth in their respective agreement, the Company has guaranteed minimum revenue for the network affiliate per attendee if such amount paid under the revenue share arrangement is less than its guaranteed amount.  The amount and term varies for each network affiliate, but terms range from three to 20 years, prior to any renewal periods of which some are at the option of the Company.  The maximum potential amount of future payments the Company could be required to make pursuant to the minimum revenue guarantees is $31.4 million over the remaining terms of the network affiliate agreements.  As of June 28, 2012 and December 29, 2011, the Company had no liabilities recorded for these obligations as such guarantees are less than the expected share of revenue paid to the affiliate.

9. Commitments and contingencies

Legal Actions—The Company is subject to claims and legal actions in the ordinary course of business. The Company believes such claims will not have a material effect on its financial position or results of operations.

Operating Commitments—The Company leases office facilities for its headquarters in Centennial, Colorado and also in various cities for its sales and marketing personnel as sales offices. The Company has no capital lease obligations. Total lease expense for the years ended December 29, 2011, December 30, 2010 and December 31, 2009, was $2.3 million, $2.2 million and $2.3 million, respectively.

Future minimum lease payments under noncancelable operating leases as of December 29, 2011 are as follows (in millions):

2012...	$ 2.3
2013...	2.3
2014...	2.4
2015...	2.3
2016...	2.3
Thereafter...	7.2

Total...	$ 18.8

Minimum revenue guarantees—As part of the network affiliate agreements entered in the ordinary course of business under which the Company sells advertising for display in various network affiliate theatre chains, the Company has agreed to certain minimum revenue guarantees on a per attendee basis. If a network affiliate achieves the attendance set forth in their respective agreement, the Company has guaranteed minimum revenue for the network affiliate per attendee if such amount paid under the revenue share arrangement is less than its guaranteed amount. The amount and term varies for each network affiliate, but terms range from three to 20 years, prior to any renewal periods of which some are at the option of the Company. The maximum potential amount of future payments the Company could be required to make pursuant to the minimum revenue guarantees is $17.3 million over the remaining terms of the network affiliate agreements. As of December 29, 2011 and December 30, 2010, the Company had no liabilities recorded for these obligations as such guarantees are less than the expected share of revenue paid to the affiliate.

Fair Value Measurement	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement

6.            FAIR VALUE MEASUREMENT

         Fair Value Measurements— Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

Fair Value of Financial Instruments—The carrying amount of the revolving credit facility is considered a reasonable estimate of fair value due to its floating-rate terms.

The estimated fair values of the Company’s financial instruments where carrying values do not approximate fair value are as follows:

	As of June 28, 2012		As of December 29, 2011
($ in millions)	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
Term Loan	$225.0	$225.0	$550.0	$530.6
Senior Unsecured Notes	200.0	212.0	200.0	198.4
Senior Secured Notes	400.0	408.0	-	-

(1)

The Company has estimated the fair value on an average of at least two non-binding broker quotes and the Company’s analysis. If the Company were to measure the borrowings in the above table at fair value on the balance sheet they would be classified as Level 2.

During the fourth quarter of 2011 and first quarter of 2012, the Company received equity securities in a privately held company as consideration for an advertising contract, which the Company accounted for as a cost method investment.  The fair value of the investment has not been estimated as of June 28, 2012 or December 29, 2011 as there were no identified events or changes in circumstances that had a significant adverse effect on the fair value of the investment and it is not practicable to do so because the equity securities are not in a publicly traded company.  The carrying amount of the Company’s investment was $0.8 million and $0.2 million as of June 28, 2012 and December 29, 2011, respectively.

Recurring Measurements—The fair values of the Company’s assets and liabilities measured on a recurring basis pursuant to ASC 820-10 Fair Value Measurements and Disclosures are as follows (in millions):

		Fair Value Measurements at Reporting Date Using
	As of June 28, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
ASSETS:
Cash equivalents (1)	$0.2	$0.2	$-	$-
Total assets	$0.2	$0.2	$-	$-
LIABILITIES:
Current portion of interest rate swap agreements (2)	$10.2	$-	$10.2	$-
Interest rate swap agreements (2)	16.0	-	16.0	-
Total liabilities	$26.2	$-	$26.2	$-

		Fair Value Measurements at Reporting Date Using
	As of December 29, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
LIABILITIES:
Current portion of interest rate swap agreements (2)	$24.0	$-	$24.0	$-
Interest rate swap agreements (2)	46.8	-	46.8	-
Total liabilities	$70.8	$-	$70.8	$-

(1)  Cash Equivalents—The Company’s cash equivalents are carried at estimated fair value.

(2)            Interest Rate Swap Agreements—The carrying amount and fair value of the interest rate swap agreements are equivalent since the Company accounts for these instruments at fair value.  Refer to Note 7-Derivative Instruments and Hedging Activities.

10. Fair value measurements

Fair value of financial instruments—The carrying amount of the revolving credit facility is considered a reasonable estimate of fair value due to its floating-rate terms and the fact that it was recently amended during 2011. The carrying amounts and fair values of interest rate swap agreements are the same since the Company accounts for these instruments at fair value.

The Company has estimated the fair value of its term loan based on an average of at least two non-binding broker quotes and the Company’s analysis to be $530.6 million and $713.3 million at December 29, 2011 and December 30, 2010, respectively (Level 2). The carrying value of the term loan was $550.0 and $725.0 million as of December 29, 2011 and December 30, 2010, respectively.

The carrying value of the Company’s Senior Notes as of December 29, 2011 was $200.0 million and the estimated fair value was $198.4 million based on an average of at least two non-binding broker quotes and the Company’s analysis (Level 2).

During the fourth quarter of 2011, the Company received equity securities in a privately held company as consideration for an advertising contract. The fair value of the investment has not been estimated at December 29, 2011 as there were no identified events or changes in circumstances that had a significant adverse effect on the fair value of the investment and it is not practicable to do so because the equity securities are not in a publicly traded company. The carrying amount of the Company’s investment was $0.2 million as of December 29, 2011. Refer to Note 1—Other Investment.

During the fourth quarter of 2011, the Company recorded an impairment to the value of its investment in RMG due to the Company being further diluted by a new round of preferred equity financing that was senior to the Company’s investment. The Company determined the impairment was other-than-temporary and the unrealized loss was reported as an impairment loss in the statements of income since the fair value was determined to be significantly below cost and recoverability was deemed unlikely. The key factor identified by management in making these assessments and determining the amount was due to a recapitalization of RMG that was completed in early 2012. The carrying amount of the Company’s investment was $0.0 million and $6.7 million as of December 29, 2011 and December 30, 2010, respectively. Refer to Note 1—Other Investment.

Recurring measurements—The fair values of the Company’s assets and liabilities measured on a recurring basis pursuant to ASC 820-10 Fair Value Measurements and Disclosures are as follows (in millions):

Fair value measurements at reporting date using
	As of December 29, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

LIABILITIES:
Current Portion of Interest Rate Swap Agreements(1) ..............................	$ 24.0	$ 0.0	$ 24.0	$ 0.0
Interest Rate Swap Agreements(1)..............................................................	46.8	0.0	46.8	0.0

Total Liabilities........................................................................................................	$ 70.8	$ 0.0	$ 70.8	$ 0.0

		Fair value measurements at reporting date using
	As of December 30, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

LIABILITIES:
Current Portion of Interest Rate Swap Agreements(1).....................	$ 25.3	0.0	$ 25.3	0.0
Interest Rate Swap Agreements(1)............................................................	45.5	0.0	45.5	0.0

Total Liabilities......................................................................................................	$ 70.8	$ 0.0	$ 70.8	$ 0.0

(1)  Interest Rate Swap Agreements—Refer to Note 11.

Derivative Instruments And Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Derivative Instruments And Hedging Activities [Abstract]
Derivative Instruments And Hedging Activities

7.            derivative instruments AND HEDGING ACTIVITIES

       As of June 28, 2012 and December 29, 2011, the estimated fair value and line item caption of derivative instruments recorded were as follows (in millions):

		Fair Value of Derivative Liability as of
	Balance Sheet Location	June 28, 2012	December 29, 2011
Derivatives designated as hedging instruments in cash flow hedges:
Current portion of interest rate swap agreements	Current Liabilities	$5.1	$18.0
Interest rate swap agreements	Other Liabilities	8.0	35.1

Derivatives not designated as hedging instruments:
Current portion of interest rate swap agreements	Current Liabilities	5.1	6.0
Interest rate swap agreements	Other Liabilities	8.0	11.7
Total derivatives		$26.2	$70.8

NCM LLC has interest rate swap agreements with four counterparties that, at their inception, qualified for and were designated as cash flow hedges against interest rate exposure on the $225.0 million of currently outstanding debt obligations under the senior secured credit facility.  The interest rate swap agreements have the effect of converting the Company’s variable rate term loan to a fixed rate of 6.484% and the term of the swaps coincides with the term loan maturity date of February 13, 2015.

On April 27, 2012, the Company amended its existing interest rate swap agreements terminating a notional amount of $325.0 million (the aggregate amount of the term loan prepayment) such that 100% of the Company’s interest rate exposure relating to the remaining $225.0 million term loan debt balance remains hedged at 6.484%.  Since the forecasted transactions, or quarterly interest payments, on the $325.0 million term loan prepayment are no longer probable of occurring, the Company discontinued cash flow hedge accounting on those swaps and reclassified the corresponding outstanding balance in Accumulated Other Comprehensive Income (“AOCI”) related to those interest rate swaps into earnings. For the quarter and six months ended June 28, 2012, the Company recorded a loss in its Condensed Statements of Income of approximately $26.7 million related to the partial swap terminations.

The swaps were terminated ratably among the four counterparties, however, the Company’s cash flow hedge accounting designation for each swap was pegged to varying balances of the underlying term loan.  If after the partial swap terminations, an interest rate swap remained outstanding and the underlying term loan designated for cash flow hedge accounting was paid down, cash flow hedge accounting was discontinued because the underlying debt instrument is no longer outstanding and the interest payments are no longer probable of occurring.  Any future changes to the fair value of these interest rate swaps will be recorded as a change in derivative fair value in the Condensed Statements of Income.

The Company also discontinued cash flow hedge accounting for swaps in which the Company partially terminated its swap with the counterparty, however, the corresponding term loan associated with those swaps remained outstanding.  In accordance with ASC 815 Derivatives and Hedging, the net derivative loss related to the discontinued cash flow hedges shall continue to be reported in AOCI unless it is not probable that the forecasted transaction will occur by the end of the originally specified time period.  As of April 27, 2012, there was approximately $13.9 million outstanding related to these discontinued cash flow hedges which continues to be reported in AOCI, as the underlying debt transactions remain probable of occurring, and will be amortized in the Condensed Statements of Income over the remaining term or February 13, 2015.  The Company estimates approximately $5.1 million will be amortized to change in derivative fair value in the Condensed Statements of Income in the next 12 months.

During the periods presented, the Company also recorded changes in the fair value and amortization of AOCI related to an interest rate swap in which the Company discontinued cash flow hedge accounting in 2008 due to the bankruptcy of its counterparty.  In connection with the swap terminations in April 2012, the entire balance of this swap was terminated and the remaining balance in AOCI was reclassified into earnings during the second quarter of 2012.

For the interest rate swaps that were partially terminated and still have remaining amounts outstanding under the interest rate swap agreements and the underlying term loan remains outstanding, the Company has continued to elect cash flow hedge accounting.  Since the instruments were determined to be effective at June 28, 2012 and December 29, 2011, changes to the fair value of the interest rate swaps were recorded within Other Comprehensive Income.  There were no amounts reclassified into current earnings due to ineffectiveness during the periods presented other than as described herein.

The effect of derivative instruments with cash flow hedge accounting on the condensed financial statements for the quarters ended June 28, 2012 and June 30, 2011 and six months ended June 28, 2012 and June 30, 2011 were as follows (in millions):

	Unrealized Gain (Loss) Recognized in NCM LLC’s Other Comprehensive Income (Pre-tax)				Realized Loss Recognized in Interest on Borrowings (Pre-tax)
	Quarters Ended		Six Months Ended		Quarters Ended		Six Months Ended
	June 28, 2012	June 30, 2011	June 28, 2012	June 30, 2011	June 28, 2012	June 30, 2011	June 28, 2012	June 30, 2011
Interest Rate Swaps	$26.0	$(9.6)	$23.8	$(9.6)	$(2.4)	$(4.9)	$(7.0)	$(9.8)

The effect of derivatives not designated as hedging instruments under ASC 815 on the condensed financial statements for the quarters ended June 28, 2012 and June 30, 2011 and six months ended June 28, 2012 and June 30, 2011 were as follows (in millions):

		Gain (Loss) Recognized in Non-Operating Expenses (Pre-tax)
		Quarters Ended		Six Months Ended
Derivative Instruments not Designated as Hedging Instruments	Income Statement Location	June 28, 2012	June 30, 2011	June 28, 2012	June 30, 2011
Realized loss on derivative instruments	Interest on borrowings	$(1.4)	$(1.6)	$(3.0)	$(3.2)
Gain (loss) from change in fair value on cash flow hedges	Change in derivative fair value	0.8	(1.7)	1.5	(0.2)
Amortization of AOCI on discontinued cash flow hedges	Change in derivative fair value	(0.8)	(0.3)	(1.1)	(0.6)
Total		$(1.4)	$(3.6)	$(2.6)	$(4.0)

11. Derivative instruments and hedging activities

NCM LLC has interest rate swap agreements with four counterparties that, at their inception, qualified for and were designated as cash flow hedges against interest rate exposure on the entire $550.0 million of currently outstanding debt obligations under the senior secured credit facility. The interest rate swap agreements have the effect of converting all of the Company’s variable rate debt to a fixed rate of 6.484%.

Cash flow hedge accounting was discontinued on September 15, 2008 for one of the interest rate swap agreements due to the event of default created by the bankruptcy of Lehman and the inability of the Company to continue to demonstrate the swap would be effective. The Company did not elect cash flow hedge accounting and the interest rate swap with Barclays is recorded at fair value with any change in the fair value recorded in the statements of income. There was no change, $4.0 million increase and $8.3 million decrease in the fair value of the liability for the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively, which the Company recorded as a change in derivative fair value.

In accordance with ASC 815 Derivatives and Hedging, the net derivative loss as of September 14, 2008 related to the discontinued cash flow hedge shall continue to be reported in accumulated other comprehensive income unless it is probable that the forecasted transaction will not occur by the end of the originally specified time period. Accordingly, the net derivative loss is being amortized to interest expense over the remaining term of the interest rate swap through February 13, 2015. The amount amortized during the years ended December 29, 2011, December 30, 2010 and December 31, 2009 was $1.3 million per year. The Company estimates approximately $1.3 million will be amortized to interest on borrowings in the next 12 months.

The fair values of the interest rate swaps with the counterparties on which we have elected and qualify for cash flow hedge accounting (representing notional amounts of $412.5 million associated with a like amount of the variable rate debt) are recorded on the Company’s balance sheet as a liability with the change in fair value recorded in other comprehensive income since the instruments were determined to be perfectly effective at December 29, 2011 and December 30, 2010. There were no amounts reclassified into current earnings due to ineffectiveness during the periods presented other than as described herein.

As of December 29, 2011 and December 30, 2010, the estimated fair value and line item caption of derivative instruments recorded were as follows (in millions):

Liability derivatives
	As of December 29, 2011		As of December 30, 2010
	Balance sheet location	Fair value	Balance sheet location	Fair value

Derivatives designated as hedging instruments in cash flow hedges:
Current portion of interest rate swap agreements...............................	Current Liabilities	$ 18.0	Current Liabilities	$ 19.0
Interest rate swap agreements.....................................................................	Other Liabilities	$ 35.1	Other Liabilities	$ 34.1

Derivatives not designated as hedging instruments:
Current portion of interest rate swap agreements...............................	Current Liabilities	$ 6.0	Current Liabilities	$ 6.3
Interest rate swap agreements.....................................................................	Other Liabilities	$ 11.7	Other Liabilities	$ 11.4

Total derivatives..................................................................................................		$ 70.8		$ 70.8

The effect of derivative instruments in cash flow hedge relationships on the financial statements for the years ended December 29, 2011, December 30, 2010 and December 31, 2009 were as follows (in millions):

	Unrealized gain (loss) recognized in NCM LLC’s other comprehensive income (pre-tax) for the years ended			Realized (loss) recognized in interest on borrowings (pre-tax) for the years ended
	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009

Interest Rate Swaps..........................................................................	$ (18.1)	$ (30.3)	$ 9.3	$ (19.5)	$ (19.4)	$ (16.7)

The effect of derivatives not designated as hedging instruments under ASC 815 on the financial statements for the years ended December 29, 2011, December 30, 2010 and December 31, 2009 were as follows (in millions):

Gain or (loss) recognized in non-operating expenses (pre-tax) for the years ended
	December 29, 2011	December 30, 2010	December 31, 2009

Interest on borrowings........................................................................................................	$ (6.5)	$ (6.2)	$ (6.2)
Change in derivative fair value.....................................................................................	(1.3)	(5.3)	7.0

Total.............................................................................................................................................	$ (7.8)	$ (11.5)	$ 0.8

Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Segment Reporting [Abstract]
Segment Reporting

8.            SEGMENT REPORTING

Advertising revenue accounted for 92.0%, 86.5%, 88.6% and 85.3% of revenue for the quarters ended June 28, 2012 and June 30, 2011, and the six months ended June 28, 2012 and June 30, 2011, respectively.   The following table presents revenue less directly identifiable expenses to arrive at operating income net of direct expenses for the advertising reportable segment, the combined Fathom Events operating segments, and network, administrative and unallocated costs.

	Quarter Ended June 28, 2012 (in millions)
	Advertising	Fathom Events and Other	Network, Administrative and Unallocated Costs	Total
Revenue	$101.3	$8.8	$-	$110.1
Operating costs	24.2	6.5	5.0	35.7
Selling and marketing costs	13.9	1.0	0.6	15.5
Administrative and other costs	1.1	0.2	7.3	8.6
Depreciation and amortization	-	-	5.0	5.0
Operating income (loss)	$62.1	$1.1	$(17.9)	$45.3

	Quarter Ended June 30, 2011 (in millions)
	Advertising	Fathom Events and Other	Network, Administrative and Unallocated Costs	Total
Revenue	$98.6	$15.4	$-	$114.0
Operating costs	20.7	10.7	4.6	36.0
Selling and marketing costs	12.2	2.0	0.7	14.9
Administrative and other costs	0.3	0.2	8.1	8.6
Depreciation and amortization	-	-	4.3	4.3
Operating income (loss)	$65.4	$2.5	$(17.7)	$50.2

	Six Months Ended June 28, 2012 (in millions)
	Advertising	Fathom Events and Other	Network, Administrative and Unallocated Costs	Total
Revenue	$167.6	$21.6	$-	$189.2
Operating costs	44.7	15.5	9.7	69.9
Selling and marketing costs	25.8	2.8	1.4	30.0
Administrative and other costs	1.4	0.4	15.3	17.1
Depreciation and amortization	-	-	9.9	9.9
Operating income (loss)	$95.7	$2.9	$(36.3)	$62.3

	Six Months Ended June 30, 2011 (in millions)
	Advertising	Fathom Events and Other	Network, Administrative and Unallocated Costs	Total
Revenue	$157.7	$27.1	$-	$184.8
Operating costs	36.3	18.3	9.2	63.8
Selling and marketing costs	23.8	4.1	1.6	29.5
Administrative and other costs	0.6	0.4	16.4	17.4
Depreciation and amortization	-	-	8.9	8.9
Operating income (loss)	$97.0	$4.3	$(36.1)	$65.2

The following is a summary of revenues by category (in millions):

	Quarter Ended June 28, 2012	Quarter Ended June 30, 2011	Six Months Ended June 28, 2012	Six Months Ended June 30, 2011
National advertising revenue	$71.9	$67.7	$117.5	$106.0
Founding member advertising revenue from beverage concessionaire agreements	10.1	10.7	19.9	18.9
Local advertising revenue	19.3	20.2	30.2	32.8
Fathom Consumer revenue	8.5	12.1	18.1	20.0
Fathom Business revenue	0.3	3.3	3.5	7.1
Total revenue	$110.1	$114.0	$189.2	$184.8

12. Segment reporting

Advertising revenue accounts for 88.7%, 88.7% and 88.0%, of revenue for the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively. The following table presents revenues less directly identifiable expenses to arrive at operating income net of direct expenses for the advertising reportable segment, the combined Fathom events operating segments, and network, administrative and unallocated costs. Refer to Note 1-Segment Reporting.

	Year ended December 29, 2011 (in millions)
	Advertising	Fathom events and other	Network, administrative and unallocated costs	Total

Revenue................................................................................................................	$ 386.1	$ 49.2	$ 0.1	$ 435.4
Operating costs..................................................................................................	80.0	34.1	17.7	131.8
Selling and marketing costs.........................................................................	49.2	7.9	2.7	59.8
Administrative and other costs...................................................................	2.6	0.8	27.9	31.3
Depreciation and amortization.....................................................................	0.0	0.0	18.8	18.8

Operating income..............................................................................................	$ 254.3	$ 6.4	$ (67.0)	$ 193.7

	Year ended December 30, 2010 (in millions)
	Advertising	Fathom events and other	Network, administrative and unallocated costs	Total

Revenue.............................................................................................................	$ 379.4	$ 48.0	$ 0.1	$ 427.5
Operating costs...............................................................................................	74.3	32.4	20.0	126.7
Selling and marketing costs.......................................................................	46.5	8.1	3.3	57.9
Administrative and other costs................................................................	3.2	0.8	30.5	34.5
Depreciation and amortization...................................................................	0.0	0.0	17.8	17.8

Operating income............................................................................................	$ 255.4	$ 6.7	$ (71.5)	$ 190.6

	Year ended December 31, 2009 (in millions)
	Advertising	Fathom events and other	Network, administrative and unallocated costs	Total

Revenue.......................................................................................................................	$ 335.1	$ 45.5	$ 0.1	$ 380.7
Operating costs.........................................................................................................	72.7	29.1	18.6	120.4
Selling and marketing costs.................................................................................	40.6	8.6	1.0	50.2
Administrative and other costs..........................................................................	2.8	0.9	22.6	26.3
Depreciation and amortization.............................................................................	0.0	0.0	15.6	15.6

Operating income......................................................................................................	$ 219.0	$ 6.9	$ (57.7)	$ 168.2

The following is a summary of revenues by category (in millions):

	Years ended
	December 29, 2011	December 30, 2010	December 31, 2009

National Advertising Revenue...........................................................................................................	$ 267.5	$ 271.9	$ 236.8
Founding Member Advertising Revenue from Beverage Concessionaire Agreements	38.0	37.2	36.3
Local Advertising Revenue.................................................................................................................	80.6	70.3	62.0
Fathom Consumer Revenue..............................................................................................................	35.0	31.5	28.6
Fathom Business Revenue................................................................................................................	14.2	16.5	16.9
Other Revenue.........................................................................................................................................	0.1	0.1	0.1

Total Revenues.........................................................................................................................................	$ 435.4	$ 427.5	$ 380.7

Valuation And Qualifying Accounts	12 Months Ended
Dec. 29, 2011
Valuation And Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts

13. Valuation and qualifying accounts (in millions)

	Years ended
	December 29, 2011	December 30, 2010	December 31, 2009

ALLOWANCE FOR DOUBTFUL ACCOUNTS:
Balance at beginning of period.......................................................................................	$ 3.7	$ 3.6	$ 2.6
Provision for bad debt.......................................................................................................	2.1	2.3	2.4
Write-offs, net.......................................................................................................................	(1.5)	(2.2)	(1.4)

Balance at end of period...................................................................................................	$ 4.3	$ 3.7	$ 3.6

Quarterly Financial Data	12 Months Ended
Dec. 29, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data

14. Quarterly financial data (unaudited) (in millions)

2011	First quarter	Second quarter	Third quarter	Fourth quarter

Operations:
Revenues........................................................................................................................................................	$ 70.8	$ 114.0	$ 136.0	$ 114.6
Operating Expenses....................................................................................................................................	55.8	63.8	62.0	60.1

Operating Income.........................................................................................................................................	15.0	50.2	74.0	54.5
Net Income.....................................................................................................................................................	5.1	37.6	56.6	35.2

2010	First quarter	Second quarter	Third quarter	Fourth quarter

Operations:
Revenues........................................................................................................................................................	$ 84.6	$ 99.1	$ 125.7	$ 118.1
Operating Expenses....................................................................................................................................	58.2	55.8	58.6	64.3

Operating Income.........................................................................................................................................	26.4	43.3	67.1	53.8
Net Income.....................................................................................................................................................	12.8	27.2	52.7	46.8

Subsequent Events	12 Months Ended
Dec. 29, 2011
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent events

During early 2012, the Company restructured Fathom events to place more focus on the Fathom Consumer division. Based on historical and expected future trends the Company believes the Fathom Consumer division has greater future growth prospects and is more in aligned with the movie exhibition business and the Company’s strategy of becoming a more powerful digital media platform. The Company will continue to operate the Fathom Business division for a portion of the first quarter of 2012 to satisfy contractual obligations for events. Despite the revenue loss ($14.2 million in 2011), due to the reduction in direct expenses as well as indirect expenses such as operating, selling and marketing and administrative costs, the impact on the Company’s future operating income is not expected to be material.

During the first quarter of 2012, NCM LLC issued 651,612 common membership units to its founding members, which is an adjustment to the previously issued common membership units issued in exchange for the rights to exclusive access, in accordance with the ESAs, to net new theatre screens and attendees added by the founding members to NCM LLC’s network. A cash payment of approximately $0.2 million will be received from AMC in lieu of surrendering 16,727 whole units and one partial unit. As a result, NCM LLC recorded an intangible asset at fair value of the common membership units of $9.9 million. The Company based the fair value of the intangible asset on the market value of the common membership units when issued, which are freely convertible into the Company’s common stock. Pursuant to ASC 350-10 Intangibles – Goodwill and Other, the intangible asset has a finite useful life and the Company will amortize the asset over the remaining useful life corresponding with the ESAs.

The Company (Policy)	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
The Company [Abstract]
Basis Of Presentation

Basis of Presentation

The Company has prepared the unaudited condensed financial statements and related notes of NCM LLC in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and the rules and regulations of the Securities and Exchange Commission (“SEC”).  Accordingly, certain information and footnote disclosures typically included in an annual report have been condensed or omitted for this quarterly report.  The balance sheet as of December 29, 2011 is derived from the audited financial statements of NCM LLC. Therefore, the unaudited condensed financial statements should be read in conjunction with the NCM LLC audited financial statements and notes thereto included in the Company’s annual report on Form 10-K filed for the fiscal year ended December 29, 2011.

In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly in all material respects the financial position, results of operations and cash flows for all periods presented have been made.  The Company’s business is seasonal and for this and other reasons operating results for interim periods may not be indicative of the Company’s full year results or future performance. As a result of the various related-party agreements discussed in Note 3-Related-Party Transactions, the operating results as presented are not necessarily indicative of the results that might have occurred if all agreements were with non-related third parties.

Basis of presentation

The Company has prepared its financial statements and related notes of NCM LLC in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”).

The Company’s business is seasonal and for this and other reasons operating results for interim periods may not be indicative of the Company’s full year results or future performance. As a result of the various related-party agreements discussed in Note 5, the operating results as presented are not necessarily indicative of the results that might have occurred if all agreements were with non-related third parties.

Estimates

Estimates— The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include those related to the reserve for uncollectible accounts receivable and share-based compensation. Actual results could differ from those estimates.

Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include those related to the reserve for uncollectible accounts receivable and equity-based compensation. Actual results could differ from those estimates.

Reclassifications	Reclassifications—Certain reclassifications of previously reported network, administrative and unallocated costs in segment reporting have been made to conform to the current year presentation.

Reclassifications—Certain reclassifications of previously reported interest income and other within the statements of income, share based compensation within the statement of members’ equity (deficit), other accrued expenses within accrued expenses and within network, administrative and unallocated costs in segment reporting have been made to conform to the current year presentation.

Accounting Period		Accounting period—The Company operates on a 52-week fiscal year, with the fiscal year ending on the first Thursday after December 25, which, in certain years, results in a 53-week year.
Segment Reporting

Segment Reporting—  Advertising is the principal business activity of the Company and is the Company’s reportable segment under the requirements of ASC 280, Segment Reporting.  Fathom Consumer Events and Fathom Business Events are operating segments under ASC 280,but do not meet the quantitative thresholds for segment reporting. The Company does not evaluate its segments on a fully allocated cost basis, nor does the Company track segment assets separately.  Therefore, the measure of segment operating income net of direct expenses presented herein is not prepared on the same basis as operating income in the statements of income and the results are not indicative of what segment results of operations would have been had it been operated on a fully allocated cost basis.  The Company cautions that it would be inappropriate to assume that unallocated operating costs are incurred proportional to segment revenue or any directly identifiable segment expenses.  Refer to Note 8-Segment Reporting.

Segment reporting—Advertising is the principal business activity of the Company and is the Company’s reportable segment under the requirements of ASC 280, Segment Reporting. Fathom Consumer Events and Fathom Business Events are operating segments under ASC 280, but do not meet the quantitative thresholds for segment reporting. The Company does not evaluate its segments on a fully allocated cost basis, nor does the Company track segment assets separately. Therefore, the measure of segment operating income net of direct expenses presented herein is not prepared on the same basis as operating income in the statements of income and the results are not indicative of what segment results of operations would have been had it been operated on a fully allocated cost basis. The Company cautions that it would be inappropriate to assume that unallocated operating costs are incurred proportional to segment revenue or any directly identifiable segment expenses. Refer to Note 12.

Revenue Recognition

Revenue recognition—Advertising revenue is recognized in the period in which an advertising contract is fulfilled against the contracted theatre attendees. Make-good provisions are made to defer contracted revenue to future periods when attendance is delivered and is included in accrued expenses. Deferred revenue refers to the unearned portion of advertising contracts. All deferred revenue is classified as a current liability. Fathom events revenue is recognized in the period in which the event is held.

Barter Transactions

Barter transactions—The Company enters into barter transactions that exchange advertising program time for products and services used principally for selling and marketing activities. The Company records barter transactions at the estimated fair value of the advertising exchanged based on fair value received for similar advertising from cash paying customers. Revenues for advertising barter transactions are recognized when advertising is provided, and products and services received are charged to expense when used. The Company limits the use of such barter transactions to items and services for which it would otherwise have paid cash. Any timing differences between the delivery of the bartered revenue and the use of the bartered expense products and services are recorded through deferred revenue. Revenue and expense from barter transactions for the year ended December 29, 2011, were $1.6 million and $1.1 million, respectively, were $1.5 million and $1.1 million for the year ended December 30, 2010, respectively and were not material to the Company’s statements of income for the year ended December 31, 2009.

Operating Costs

Operating costs—Advertising related operating costs primarily include personnel and other costs related to advertising fulfillment, payments due to unaffiliated theatre circuits under the network affiliate agreements, and to a lesser extent, production costs of non-digital advertising.

Fathom events operating costs include revenue share under the amended and restated ESAs to the founding members and revenue share to affiliate theatres under separate agreements, payments to event content producers and other direct costs of the meeting or event, including equipment rental, catering and movie tickets acquired primarily from the founding members.

Payment to the founding members of a theatre access fee is comprised of a payment per theatre attendee and a payment per digital screen, both of which escalate over time.

Network costs include personnel, satellite bandwidth, repairs, and other costs of maintaining and operating the digital network and preparing advertising and other content for transmission across the digital network. These costs are not specifically allocated between the advertising business and the Fathom events business.

Leases

Leases—The Company leases various office facilities under operating leases with terms ranging from five to 16 years. The Company calculates straight-line rent expense over the initial lease term and renewals that are reasonably assured.

Advertising Costs

Advertising costs—Costs related to advertising and other promotional expenditures are expensed as incurred. Due to the nature of the business, the Company has an insignificant amount of advertising costs included in selling and marketing costs on the statements of income.

Cash And Cash Equivalents

Cash and cash equivalents—All highly liquid debt instruments and investments purchased with an original maturity of three months or less are classified as cash equivalents and are considered available-for-sale securities. There are cash balances in a bank in excess of the federally insured limits or in the form of a money market demand account with a major financial institution.

Restricted Cash

Restricted cash—At December 29, 2011 and December 30, 2010, other non-current assets included restricted cash of $0.3 million, which secures a letter of credit used as a lease deposit on NCM LLC’s New York office.

Receivables

Receivables— Bad debts are provided for using the allowance for doubtful accounts method based on historical experience and management’s evaluation of outstanding receivables at the end of the period. Receivables are written off when management determines amounts are uncollectible. Trade accounts receivable are uncollateralized and represent a large number of geographically dispersed debtors.  At June 28, 2012, there were no advertising agency groups through which the Company sources national advertising revenue representing over 10% of the Company’s outstanding gross receivable balance. At December 29, 2011, there was one advertising agency group through which the Company sources national advertising revenue representing approximately 15% of the Company’s outstanding gross receivable balance; however, none of the individual contracts related to the advertising agency were more than 10% of advertising revenue. The collectability risk is reduced by dealing with large, national advertising agencies who have strong reputations in the advertising industry and clients with stable financial positions.

Receivables—Bad debts are provided for using the allowance for doubtful accounts method based on historical experience and management’s evaluation of outstanding receivables at the end of the period. Receivables are written off when management determines amounts are uncollectible. Trade accounts receivable are uncollateralized and represent a large number of geographically dispersed debtors. At December 29, 2011, there was one advertising agency group through which the Company sources national advertising revenue representing approximately 15% of the Company’s outstanding gross receivable balance; however, none of the individual contracts related to the advertising agency were more than 10% of advertising revenue. At December 30, 2010, there were two advertising agency groups through which the Company sources national advertising revenue representing approximately 21% and 17% of the Company’s outstanding gross receivable balance; however, none of the individual contracts related to the advertising agencies were more than 10% of advertising revenue. The collectability risk is reduced by dealing with large, national advertising agencies who have strong reputations in the advertising industry and clients with stable financial positions.

Receivables consisted of the following, in millions:

	As of December 29, 2011	As of December 30, 2010

Trade accounts............................................................................................................................................	$ 98.4	$ 100.9
Other.................................................................................................................................................................	2.5	2.9
Less allowance for doubtful accounts..............................................................................................	(4.3)	(3.7)

Total...................................................................................................................................................................	$ 96.6	$ 100.1

Long-Lived Assets

Long-lived assets—Property and equipment is stated at cost, net of accumu.lated depreciation or amortization. Refer to Note 2. Major renewals and improvements are capitalized, while replacements, maintenance, and repairs that do not improve or extend the lives of the respective assets are expensed currently. In general, the equipment associated with the digital network of the founding member theatres is owned by the founding members, while the equipment associated with network affiliate theatres is owned by the Company. The Company records depreciation and amortization using the straight-line method over the following estimated useful lives:

Equipment.............................................................................................................................	4-10 years
Computer hardware and software..............................................................................	3-5 years
Leasehold improvements..............................................................................................	Lesser of lease term or asset life

Software and web site development costs developed or obtained for internal use are accounted for in accordance with ASC Subtopic 350-40 Internal Use Software and ASC Subtopic 350-50 Website Development Costs. The subtopics require the capitalization of certain costs incurred in developing or obtaining software for internal use. The majority of software costs and website development costs, which are included in equipment, are depreciated over three to five years. As of December 29, 2011 and December 30, 2010, the Company had a net book value of $9.3 million and $9.2 million, respectively, of capitalized software and website development costs. Approximately $4.8 million, $6.5 million and $6.7 million was recorded for the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively, in depreciation expense. For the years ended December 29, 2011, December 30, 2010 and December 31, 2009, the Company recorded $0.9 million, $1.2 million and $1.6 million in research and development expense, respectively.

Construction in progress includes costs relating to installations of equipment into affiliate theatres. Assets under construction are not depreciated until placed into service.

The Company assesses impairment of long-lived assets pursuant with ASC 360 Property, Plant and Equipment. This includes determining if certain triggering events have occurred that could affect the value of an asset. Thus far, we have recorded no impairment charges related to long-lived assets.

Intangible Assets

Intangible assets—Intangible assets consist of contractual rights and are stated at cost, net of accumulated amortization. Refer to Note 3. The Company records amortization using the straight-line method over the contractual life of the intangibles, corresponding to the term of the ESAs or the term of the contract with the network affiliate. During the year ended December 29, 2011, the Company recorded net intangible assets of $10.4 million, which are amortized over a weighted average amortization period of 16.1 years. As of December 29, 2011, the gross carrying amount of the intangible assets is $295.7 million, with a remaining weighted average amortization period of 24.9 years.

Amounts Due To/From Founding Members

Amounts due to/from founding members—Amounts due to/from founding members in the 2011 and 2010 periods include amounts due for the theatre access fee, offset by a receivable for advertising time purchased by the founding members on behalf of their beverage concessionaire, as well as revenue share earned for Fathom events plus any amounts outstanding under other contractually obligated payments. Payments to or received from the founding members against outstanding balances are made monthly.

Amounts Due To Managing Member

Amounts due to managing member—Amounts due to the managing member include amounts due under the NCM LLC operating agreement and other contractually obligated payments. Payments to or received from the managing member against outstanding balances are made monthly.

Income Taxes

Income Taxes—NCM LLC’s fiscal year 2007 and 2008 tax returns are currently under examination by the Internal Revenue Service (“IRS”).  In September 2011, NCM LLC received a Notice of Proposed Adjustment (“NOPA”) for the calendar year 2007 examination primarily related to characterization of the cash received by the founding members at or around the date of NCM Inc.’s initial public offering (“IPO”).  As NCM LLC is a pass-through entity for federal income tax purposes, there will be no direct impact to the financial statements of NCM LLC.  NCM LLC strongly disagrees with, and will contest, the IRS’ positions.

NCM, Inc., in its capacity as tax matters partner for NCM LLC, received a “60 Day Letter” from the IRS, dated April 25, 2012, in connection with the examination of NCM LLC’s federal tax return for the 2007 and 2008 fiscal years. The 60 Day Letter notified NCM LLC that the IRS intended to adjust partnership items unless a written letter of protest was received by the IRS within 60 days of the date of the letter.  Subsequent to the receipt of the 60 Day Letter, NCM, Inc. received from the IRS an additional 30 day extension to respond.  The adjustments proposed by the IRS in the 60 Day Letter are materially similar to the adjustments proposed in the NOPA received in September 2011.  The Company submitted its written letter of protest to the IRS in July 2012 and believes the IRS’ position lacks merit and intends to dispute the adjustments through the administrative appeals process.

Income taxes—As a limited liability company, NCM LLC’s taxable income or loss is allocated to the founding members and managing member and, therefore, the only provision for income taxes included in the financial statements is for income-based state and local taxes.

NCM LLC’s calendar years 2007 and 2008 tax returns are currently under examination by the Internal Revenue Service (“IRS”). In September 2011, NCM LLC received a Notice of Proposed Adjustment (“NOPA”) for the calendar year 2007 examination primarily related to characterization of the cash received by the founding members at or around the date of NCM, Inc.’s initial public offering (“IPO”). As NCM LLC is a pass-through entity for federal income tax purposes, there will be no direct impact to the financial statements of NCM LLC. NCM LLC strongly disagrees with, and will contest, the IRS’ positions.

Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss—Accumulated other comprehensive loss is composed of the following (in millions):

	Years ended
	December 29, 2011	December 30, 2010	December 31, 2009

Beginning Balance.................................................................................................................................	$ (58.3)	$ (47.4)	$ (73.5)
Change in fair value on cash flow hedge...................................................................................	0.1	(12.2)	24.8
Reclassifications into earnings.......................................................................................................	1.3	1.3	1.3

Ending Balance.......................................................................................................................................	$ (56.9)	$ (58.3)	$ (47.4)

Debt Issuance Costs

Debt issuance costs—In relation to the issuance of long-term debt discussed in Note 6, there is a balance of $12.6 million and $7.3 million in deferred financing costs as of December 29, 2011 and December 30, 2010, respectively. These debt issuance costs are being straight-line amortized over the terms of the underlying obligation and are included in interest on borrowings, which approximates the effective interest method. In 2011, NCM LLC recorded a $1.5 million non-cash charge for deferred loan fees associated with the balance of the senior secured credit facility that was prepaid and paid $9.1 million in debt issuance costs in relation to the debt restructuring discussed in Note 6. For each of the years ended December 29, 2011, December 30, 2010, and December 31, 2009 the Company amortized $2.3 million, $1.9 million, and $1.9 million, respectively.

Other Investment

Other investment—Through March 15, 2010, the Company accounted for its investment in RMG Networks, Inc., (“RMG”) under the equity method of accounting as required by ASC 323-10 Investments—Equity Method and Joint Ventures. During the first quarter of 2010, RMG sold additional common stock to other third party investors for cash, which reduced the Company’s ownership in RMG resulting in cost method accounting. During the fourth quarter of 2011, the Company recorded an impairment to the value of the investment and the carrying value was adjusted to zero due to the potential of the Company being further diluted by a new round of preferred equity that was senior to the Company’s investment, which occurred in early 2012. At December 29, 2011 and December 30, 2010, the Company’s ownership in RMG was approximately 19%, respectively, of the issued and outstanding preferred and common stock of RMG. Refer to Note 10 for additional discussion.

During the fourth quarter of 2011, the Company received equity securities in a privately held company as consideration for an advertising contract, which the Company accounted for as a cost method investment. Refer to Note 10 for additional discussion.

Share-Based Compensation

Share-Based Compensation—NCM, Inc. issues two types of share-based compensation awards: stock options and non-vested (restricted) stock.  Compensation expense of restricted stock is based on management’s projections and the probability of achievement of those expectations, which requires considerable judgment.  A cumulative adjustment is recorded to share-based compensation expense in periods that management changes its estimate of the number of shares expected to vest.  Ultimately, the Company adjusts the expense recognized to reflect the actual vested shares following the resolution of the performance conditions.  Dividends are accrued quarterly on the restricted stock and are paid when the shares vest.  Compensation cost of stock options is based on the estimated grant date fair value using the Black-Scholes option pricing model, which requires that the Company make estimates of various factors.  Under the fair value recognition provisions of ASC 718 Compensation – Stock Compensation, the Company recognizes share-based compensation net of an estimated forfeiture rate, and therefore only recognizes compensation cost for those shares expected to vest over the requisite service period of the award.  During the three and six months ended June 28, 2012, 7,663 and 202,762 stock options were exercised at a weighted average exercise price of $13.64 and $15.20 per share, respectively.  During the three and six months ended June 28, 2012, 0 and 439,738 shares of restricted stock vested upon the satisfaction of performance conditions, respectively.

Share-based compensation—NCM, Inc. issues two types of share-based compensation awards: stock options and non-vested (restricted) stock. Compensation cost of non-vested stock is valued based on the market price on the grant date, the probability of vesting and is expensed over the vesting period. Compensation cost of stock options is based on the estimated grant date fair value using the Black-Scholes option pricing model, which requires that NCM, Inc. make estimates of various factors. Under the fair value recognition provisions of ASC 718 Compensation—Stock Compensation, the Company recognizes share-based compensation net of an estimated forfeiture rate, and therefore only recognizes compensation cost for those shares expected to vest over the requisite service period of the award. The recognized expense, including equity based compensation costs of NCM, Inc. employees, is included in the operating results of NCM LLC. Refer to Note 7.

Derivative Instruments

Derivative instruments—NCM LLC has interest rate swap agreements with four counterparties that, at their inception, qualified for and were designated as cash flow hedges against interest rate exposure on the entire $550.0 million of currently outstanding debt obligations under the senior secured credit facility. The interest rate swap agreements have the effect of converting a significant portion of the Company’s variable rate debt to a fixed rate of 6.484%. All interest rate swaps were entered into for risk management purposes. The Company has no derivatives for other purposes.

During 2008, cash flow hedge accounting was discontinued for one of the interest swap agreements. The Company did not elect cash flow hedge accounting and the interest rate swap with the new counterparty is recorded at fair value with any change in the fair value recorded in the statements of income. In accordance with ASC 815 Derivatives and Hedging, the net derivative loss related to the discontinued cash flow hedge is being amortized to interest expense over the remaining term of the interest rate swap.

Both at inception and on an on-going basis the Company performs an effectiveness test using the hypothetical derivative method. The fair values of the interest rate swaps with the counterparties on which the Company has elected and qualifies for cash flow hedge accounting (representing notional amounts of $412.5 million associated with a like amount of the variable rate debt) are recorded on the Company’s balance sheet as a liability with the change in fair value recorded in other comprehensive income since the instruments were determined to be perfectly effective at December 29, 2011 and December 30, 2010.

The fair value of the Company’s interest rate swaps are based on dealer quotes, and represents an estimate of the amount the Company would receive or pay to terminate the agreements taking into consideration various factors, including current interest rates and the forward yield curve for 3-month LIBOR. Refer to Note 11.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company has considered all recently issued accounting pronouncements and does not believe the adoption of such pronouncements will have a material impact on its condensed financial statements.

Recent accounting pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), which amends certain fair value measurements and disclosures. The Company adopted ASU 2011-04 effective December 15, 2011, with no impact on its financial statements.

In June 2011, the FASB issued Accounting Standards Update 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which is an amendment to ASC 220 Comprehensive Income. Under ASU 2011-05, all items that are required to be recognized under current accounting standards as components of comprehensive income shall be reported in a financial statement that is displayed with the same prominence as other financial statements. The Company adopted ASU 2011-05 effective December 15, 2011. Since the provisions of ASU 2011-05 are presentation related only, the adoption of ASU 2011-05 does not have a material effect on the Company’s financial statements.

In December 2011, the FASB issued Accounting Standards Update 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05 (“ASU 2011-12”). ASU 2011-12 defers the specific requirement within ASU 2011-05 to present on the face of the financial statements items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. The effective dates for ASU 2011-12 are consistent with the effective dates for ASU 2011-05 and, similar to the Company’s evaluation for the adoption of ASU 2011-05, the adoption of this guidance does not have a material effect on the Company’s financial statements.

The Company has considered all other recently issued accounting pronouncements and does not believe the adoption of such pronouncements will have a material impact on its financial statements.

The Company (Tables)	12 Months Ended
Dec. 29, 2011
The Company [Abstract]
Schedule Of Receivables

	As of December 29, 2011	As of December 30, 2010

Trade accounts............................................................................................................................................	$ 98.4	$ 100.9
Other.................................................................................................................................................................	2.5	2.9
Less allowance for doubtful accounts..............................................................................................	(4.3)	(3.7)

Total...................................................................................................................................................................	$ 96.6	$ 100.1

Schedule Of Useful Lives

Equipment.............................................................................................................................	4-10 years
Computer hardware and software..............................................................................	3-5 years
Leasehold improvements..............................................................................................	Lesser of lease term or asset life

Schedule Of Accumulated Other Comprehensive Loss

	Years ended
	December 29, 2011	December 30, 2010	December 31, 2009

Beginning Balance.................................................................................................................................	$ (58.3)	$ (47.4)	$ (73.5)
Change in fair value on cash flow hedge...................................................................................	0.1	(12.2)	24.8
Reclassifications into earnings.......................................................................................................	1.3	1.3	1.3

Ending Balance.......................................................................................................................................	$ (56.9)	$ (58.3)	$ (47.4)

Property And Equipment (Tables)	12 Months Ended
Dec. 29, 2011
Property And Equipment [Abstract]
Summary Of Property And Equipment

	As of December 29, 2011	As of December 30, 2010

	(in millions)
Equipment, computer hardware and software..............................................................................	$ 73.7	$ 63.3
Leasehold Improvements......................................................................................................................	3.4	1.7
Less accumulated depreciation...........................................................................................................	(54.8)	(46.4)

Subtotal..........................................................................................................................................................	22.3	18.6
Construction in Progress........................................................................................................................	2.3	1.2

Total property and equipment...............................................................................................................	$ 24.6	$ 19.8

Intangible Assets (Tables)	12 Months Ended
Dec. 29, 2011
Intangible Assets [Abstract]
Summary Of Intagible Assets

	As of December 31, 2009	Additions(1)	Amortization	Other(2)	As of December 30, 2010

Gross carrying amount.......................................	$ 138.6	$ 151.3	0.0	$ (3.9)	$ 286.0
Accumulated amortization.................................	(4.4)	0.0	(6.4)	0.0	(10.8)

Total intangible assets, net...............................	$ 134.2	$ 151.3	$ (6.4)	$ (3.9)	$ 275.2

	As of December 30, 2010	Additions(3)	Amortization	Other(2)	As of December 29, 2011

Gross carrying amount...............................................	$ 286.0	$ 10.4	0.0	$ (0.7)	$ 295.7
Accumulated amortization..........................................	(10.8)	0.0	(10.0)	0.0	(20.8)

Total intangible assets, net........................................	$ 275.2	$ 10.4	$ (10.0)	$ (0.7)	$ 274.9

(1)  During the first quarter of 2010, NCM LLC issued 2,212,219 common membership units to its founding members in exchange for the rights to exclusive access to net new theatre screens and attendees added by the founding members to NCM LLC’s network. As a result, NCM LLC recorded an intangible asset at the fair value of $39.8 million.

                 During the second quarter of 2010, NCM LLC issued 6,510,209 common membership units to a subsidiary of AMCE as a result of that subsidiary’s acquisition of Kerasotes Showplace Theatres, LLC (the “AMC Kerasotes Acquisition”). Such issuance provided NCM LLC with exclusive access, in accordance with the ESA, to the net new theatre screens and attendees added by AMCE to NCM LLC’s network since the date of the last annual common unit adjustment through the date of the AMC Kerasotes Acquisition. As a result, NCM LLC recorded an intangible asset at the fair value of the common membership units of $111.5 million.

(2)  See Note 5 for further information on integration payments.

(3)  During the first quarter of 2011, NCM LLC’s founding members returned a net 322,751 common membership units to NCM LLC, which is an adjustment to the previously issued common membership units issued in exchange for the rights to exclusive access, in accordance with the ESA, to net new theatre screens and attendees added by the founding members to NCM LLC’s network. As a result, NCM LLC recorded a reduction to the intangible asset at fair value of the common membership units of $5.5 million.

     During the third quarter of 2011, the Company purchased an intangible asset for $14.7 million and during the fourth quarter of 2011 purchased intangible assets for $1.2 million associated with network affiliate agreements. The assets will be amortized over the term of the respective agreements.

Summary Of Estimated Aggregate Amortization Expense

2012...	$ 11.1
2013...	11.1
2014...	11.1
2015...	11.1
2016...	11.1

Accrued Expenses (Tables)	12 Months Ended
Dec. 29, 2011
Accrued Expenses [Abstract]
Schedule Of Accrued Expenses

	As of December 29, 2011	As of December 30, 2010

	(in millions)
Make-good reserve.............................................................................................................................................................	$ 2.7	$ 2.8
Accrued interest...................................................................................................................................................................	9.5	2.1
Deferred rent.........................................................................................................................................................................	2.9	2.2
Other accrued expenses..................................................................................................................................................	1.1	1.5

Total accrued expenses....................................................................................................................................................	$ 16.2	$ 8.6

Related-Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Related Party Transaction [Line Items]
Schedule Of Mandatory Distributions To Members

	Quarter Ended June 28, 2012	Quarter Ended June 30, 2011	Six Months Ended June 28, 2012	Six Months Ended June 30, 2011
AMC	$6.2	$6.7	$6.7	$8.5
Cinemark	6.4	6.8	6.9	8.6
Regal	7.9	8.6	8.6	10.8
NCM, Inc.	19.3	21.0	20.9	26.4
Total	$39.8	$43.1	$43.1	$54.3

	2011	2010	2009

AMC........................................................................................................................................................................................	$ 25.3	$ 28.8	$ 25.8
Cinemark..............................................................................................................................................................................	25.5	24.0	20.8
Regal......................................................................................................................................................................................	32.2	32.3	34.9
NCM, Inc.............................................................................................................................................................................	78.7	71.0	57.8

Total........................................................................................................................................................................................	$ 161.7	$ 156.1	$ 139.3

Schedule Of Amounts Due To Founding Members

	AMC	Cinemark	Regal	Total
Theatre access fees, net of beverage revenues	$0.7	$0.6	$0.9	$2.2
Cost and other reimbursement	(0.3)	(0.3)	(0.2)	(0.8)
Distributions payable	6.2	6.4	7.9	20.5
Total	$6.6	$6.7	$8.6	$21.9

Amounts due to founding members at December 29, 2011 were comprised of the following (in millions):

	AMC	Cinemark	Regal	Total
Theatre access fees, net of beverage revenues	$0.5	$0.5	$0.6	$1.6
Cost and other reimbursement	(0.5)	(0.5)	(0.7)	(1.7)
Distributions payable, net	6.7	6.8	8.6	22.1
Total	$6.7	$6.8	$8.5	$22.0

	AMC	Cinemark	Regal	Total

Theatre access fees, net of beverage revenues.......................................................................	$ 0.5	$ 0.5	$ 0.6	$ 1.6
Cost and other reimbursement............................................................................................................	(0.5)	(0.5)	(0.7)	(1.7)
Distributions payable, net......................................................................................................................	6.7	6.8	8.6	22.1

Total..................................................................................................................................................................	$ 6.7	$ 6.8	$ 8.5	$ 22.0

Amounts due to founding members at December 30, 2010, were comprised of the following (in millions):

	AMC	Cinemark	Regal	Total

Theatre access fees, net of beverage revenues..............................................................................	$ 0.5	$ 0.4	$ 0.5	$ 1.4
Cost and other reimbursement...................................................................................................................	(0.2)	(0.5)	(0.0)	(0.7)
Distributions payable, net.............................................................................................................................	8.5	7.6	8.4	24.5

Total.........................................................................................................................................................................	$ 8.8	$ 7.5	$ 8.9	$ 25.2

Schedule Of Amounts Due To/From Managing Member

	As of June 28, 2012	As of December 29, 2011
Distributions payable	$19.3	$21.0
Cost and other reimbursement	(3.3)	0.2
Total	$16.0	$21.2

	As of December 29, 2011	As of December 30, 2010

Distributions payable.......................................................................................................................................................	$ 21.0	$ 24.1
Cost and other reimbursement....................................................................................................................................	0.2	4.1

Total..........................................................................................................................................................................................	$ 21.2	$ 28.2

Related Party Affiliates [Member]
Related Party Transaction [Line Items]
Schedule Of Related Party Transactions

Included in Advertising operating costs in the Condensed Statements of Income:
Related Party Affiliate	Quarter Ended June 28, 2012	Quarter Ended June 30, 2011	Six Months Ended June 28, 2012	Six Months Ended June 30, 2011
Starplex (1)	$0.8	$0.7	$1.3	$1.1
Showplex (2)	0.1	-	0.2	-
Other (3)	0.1	-	0.2	0.1
Total	$1.0	$0.7	$1.7	$1.2

Included in Accounts payable in the Condensed Balance Sheets:
Related Party Affiliate	June 28, 2012	December 29, 2011
Starplex (1)	$0.8	$0.7
Showplex (2)	0.1	0.1
Other (3)	0.1	0.1
Total	$1.0	$0.9

(1)	Starplex Operating L.P. (“Starplex”) is an affiliate of Cinemark.
(2)	Showplex Cinemas, Inc. (“Showplex”) is an affiliate of one of NCM, Inc.’s directors.

(3)            Other affiliates include LA Live Cinemas LLC (“LA Live”), an affiliate of Regal and Texas Cinemas, Corp., an affiliate of one of NCM, Inc.’s directors.

Founding Member And Managing Member [Member]
Related Party Transaction [Line Items]
Schedule Of Related Party Transactions

Included in the Condensed Statements of Income:	Quarter Ended June 28, 2012	Quarter Ended June 30, 2011	Six Months Ended June 28, 2012	Six Months Ended June 30, 2011
Revenue:
Beverage concessionaire revenue (included in Advertising revenue) (1)	$10.1	$10.7	$19.9	$18.9
Advertising inventory revenue (included in Advertising revenue) (2)	0.1	-	0.1	0.1
Operating expenses:
Revenue share from Fathom Events (included in Fathom Events operating costs) (3)	1.1	2.6	3.0	4.5
Purchase of movie tickets and concession products (included in Fathom Events operating costs) (5)	0.1	0.2	0.2	0.3
Theatre access fee (4)	16.3	14.8	32.0	26.9
Purchase of movie tickets and concession products (included in Selling and marketing costs) (5)	0.2	0.4	0.4	0.6
Administrative fee—managing member (6)	3.4	3.6	7.0	7.6

(1)

For the quarters and six months ended June 28, 2012 and June 30, 2011, the founding members purchased 60 seconds of on-screen advertising time (with a right to purchase up to 90 seconds) from NCM LLC to satisfy their obligations under their beverage concessionaire agreements at a rate specified by the ESA on a 30 second equivalent cost per thousand (“CPM”).

(2)	The values of such purchases are calculated by reference to NCM LLC’s advertising rate card.
(3)	These payments are at rates (percentage of event revenue) included in the ESAs based on the nature of the event.
(4)	Comprised of a payment per theatre attendee and a payment per digital screen with respect to the founding member theatres included in the Company’s network.
(5)	Used primarily for marketing to NCM LLC’s advertising clients and marketing resale to Fathom Business Events customers.
(6)

Pursuant to the Management Services Agreement between NCM, Inc. and NCM LLC, NCM, Inc. provides certain specific management services to NCM LLC, including the services of the President and Chief Executive Officer, President of Sales and Marketing, Executive Vice President and Chief Financial Officer, Executive Vice President and Chief Operations Officer and Executive Vice President and General Counsel. In exchange for these services, NCM LLC reimburses NCM, Inc. for compensation paid to the officers (including share based compensation) and other expenses of the officers and for certain out-of-pocket costs.

(7)

Included in the Condensed Balance Sheets:	As of June 28, 2012	As of December 29, 2011
Prepaid management fees to managing member (1)	$1.0	$1.0
Integration payments (included in Intangible assets) (2)	-	0.7

(1)

The payments to NCM, Inc. for estimated management services related to employment are made one month in advance.  NCM LLC also provides administrative and support services to NCM, Inc. such as office facilities, equipment, supplies, payroll, accounting and financial reporting at no charge. Based on the limited activities of NCM, Inc. as a standalone entity, the Company does not believe such unreimbursed costs are significant.

(2)

On April 30, 2008, Regal acquired Consolidated Theatres and NCM issued common membership units to Regal upon the closing of its acquisition in exchange for the right to exclusive access to the theatres.  The Consolidated Theatres had a pre-existing advertising agreement and, as a result, Regal made integration payments pursuant to the ESAs on a quarterly basis in arrears through the second quarter of 2011 in accordance with certain run-out provisions.

	Years ended
	December 29, 2011	December 30, 2010	December 31, 2009

Included in the Statements of Income:
Revenues:
Beverage concessionaire revenue ( in Advertising revenue)(1)....................................	$ 38.0	$ 37.2	$ 36.3
Advertising inventory revenue (in Advertising revenue)(2).............................................	0.2	1.3	1.9
Operating Expenses:
Use of screens/theatres for Fathom events (in Fathom events operating costs)(3)	8.3	7.3	6.7
Purchase of movie tickets and concession products (in Fathom events operating costs)(5)	1.0	1.3	1.0
Theatre access fee(4).......................................................................................................................	55.4	52.6	52.7
Purchase of movie tickets and concession products (in Selling and marketing costs)(5)	1.1	1.2	1.1
Administrative fee—managing member(6)..............................................................................	13.7	16.6	10.8
Included in the Balance Sheets:
Prepaid management fees to managing member(7)...........................................................	$ 1.0	$ 0.8	$ 0.6
Integration payments (in Intangible assets)(8)......................................................................	0.7	3.9	3.2
Integration payments (in Additional paid in capital (deficit))(9)......................................	0.0	0.0	0.1

(1)  For the years ended December 29, 2011, December 30, 2010 and December 31, 2009, the founding members purchased 60 seconds of on-screen advertising time (with a right to purchase up to 90 seconds) from NCM LLC to satisfy their obligations under their beverage concessionaire agreements at a specified 30 second equivalent cost per thousand (“CPM”).

(2)  The value of such purchases are calculated by reference to NCM LLC’s advertising rate card.

(3)  These payments are at rates (percentage of event revenue) included in the ESAs based on the nature of the event.

(4)  Comprised of a payment per theatre attendee and a payment per digital screen with respect to the founding member theatres included in the Company’s network.

(5)  Used primarily for marketing to NCM LLC’s advertising clients and marketing resale to Fathom Business customers.

(6)  Pursuant to the NCM LLC operating agreement, as the sole manager of NCM LLC, NCM, Inc. provides certain specific management services to NCM LLC, including the services of the president and chief executive officer, president of sales and marketing, executive vice president and chief financial officer, executive vice president and chief operations officer and executive vice president and general counsel. In exchange for these services, NCM LLC reimburses NCM, Inc. for compensation paid to the officers (including share based compensation) and other expenses of the officers and for certain out-of-pocket costs.

(7)  The payments for estimated management services related to employment are made one month in advance. NCM LLC also provides administrative and support services to NCM, Inc. such as office facilities, equipment, supplies, payroll and accounting and financial reporting at no charge. Based on the limited activities of NCM, Inc. as a standalone entity, the Company does not believe such unreimbursed costs are significant.

(8)  On April 30, 2008, Regal acquired Consolidated Theatres and NCM LLC issued common membership units to Regal upon the closing of its acquisition in exchange for the right to exclusive access to the theatres. The Consolidated Theatres had a pre-existing advertising agreement and, as a result, Regal made integration payments pursuant to the ESAs on a quarterly basis in arrears through the second quarter of 2011 in accordance with certain run-out provisions.

(9)  On January 26, 2006, AMC acquired the Loews Cineplex Entertainment Inc. (“AMC Loews”) theatre circuit and NCM LLC issued common membership units to AMC in exchange for the exclusive access to the theatres. AMC Loews had a pre-existing advertising agreement and, as a result, AMC made integration payments pursuant to the Loews screen integration agreement. These AMC Loews payments were made on a quarterly basis in arrears through February 2009 for Star Theatres in accordance with certain run-out provisions.

Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Borrowings [Abstract]
Schedule Of Outstanding Debt

	Outstanding Balance as of
Borrowings ($ in millions)	June 28, 2012	December 29, 2011	Maturity Date		Interest Rate
Revolver	$14.0	$44.0	April 27, 2017	(a)	(b)
Term Loan	225.0	550.0	February 13, 2015		(b)
Senior Unsecured Notes	200.0	200.0	July 15, 2021		7.875%
Senior Secured Notes	400.0	-	April 15, 2022		6.000%
Total	$839.0	$794.0

(a)             A portion of the revolver has a maturity date of December 31, 2014, as described in further detail below.

(b)            The interest rates on the revolver and term loan are described below.

Schedule Of Annual Maturities On Credit Facility And Senior Notes

2012...	$ 0.0
2013...	0.0
2014...	44.0
2015...	550.0
2016...	0.0
Thereafter...	200.0

Total...	$ 794.0

Share-Based Compensation (Tables)	12 Months Ended
Dec. 29, 2011
Share-Based Compensation [Abstract]
Summary Of Valuation Assumptions

	Fiscal 2011	Fiscal 2010	Fiscal 2009

Expected life of options.............................................................................	6.0 years	6.0 years	6.5 years
Risk free interest rate.................................................................................	1.16% to 2.39%	1.38% to 3.76%	2.23% to 3.70%
Expected volatility........................................................................................	30%-53.6%	39%	30%
Dividend yield.................................................................................................	3.8% to 4.0%	3.8% to 4.0%	3%

Summary Of Equity Incentive Plan Activity

	Options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at December 30, 2010................................................................................	3,876,224	$ 15.55
Granted.........................................................................................................................................	1,314,568	17.61
Exercised.....................................................................................................................................	(312,720)	13.55
Forfeited......................................................................................................................................	(40,500)	14.66

Outstanding at December 29, 2011.................................................................................	4,837,572	$ 16.25	8.3	$ 2.3

Exercisable at December 29, 2011..................................................................................	1,863,256	15.95	8.0	$ 1.2
Vested and Expected to Vest at December 29, 2011.............................................	4,802,536	16.24	8.3	$ 2.3

Summary Of Stock Options By Exercise Price

	Options outstanding			Options exercisable
Range of exercise price	Number outstanding as of December 29, 2011	Weighted average remaining life (in years)	Weighted average exercise price	Number exercisable as of December 29, 2011	Weighted average exercise price

$5.35-$14.58....................................................................	990,962	7.5	$ 9.84	432,676	$ 9.26
$14.59-$16.66..................................................................	1,019,569	9.2	16.25	664,252	16.27
$16.67–$16.97.................................................................	948,206	8.0	16.97	308,994	16.97
$16.98-$18.38..................................................................	1,265,569	9.1	18.28	75,214	17.92
$18.39–$29.05.................................................................	613,266	7.1	21.27	382,120	21.77

	4,837,572	8.3	$ 16.25	1,863,256	$ 15.95

Schedule Of Non-Vested Stock

	Shares	Weighted average grant- date fair value

Non-vested as of December 30, 2010..........................................................................................................................	915,584	$ 16.77
Granted.........................................................................................................................................................................................	470,865	17.66
Forfeited......................................................................................................................................................................................	(10,207)	16.28
Vested...........................................................................................................................................................................................	(90,734)	19.43

Non-vested as of December 29, 2011..........................................................................................................................	1,285,508	$ 16.92

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 29, 2011
Commitments And Contingencies [Abstract]
Schedule Of Minimum Lease Payments Under Noncancelable Operating Leases

2012...	$ 2.3
2013...	2.3
2014...	2.4
2015...	2.3
2016...	2.3
Thereafter...	7.2

Total...	$ 18.8

Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Fair Value Measurement [Abstract]
Estimated Fair Values Of Company's Financial Instruments

	As of June 28, 2012		As of December 29, 2011
($ in millions)	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
Term Loan	$225.0	$225.0	$550.0	$530.6
Senior Unsecured Notes	200.0	212.0	200.0	198.4
Senior Secured Notes	400.0	408.0	-	-

(1)

The Company has estimated the fair value on an average of at least two non-binding broker quotes and the Company’s analysis. If the Company were to measure the borrowings in the above table at fair value on the balance sheet they would be classified as Level 2.

Fair Values Of The Company's Assets And Liabilities

		Fair Value Measurements at Reporting Date Using
	As of June 28, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
ASSETS:
Cash equivalents (1)	$0.2	$0.2	$-	$-
Total assets	$0.2	$0.2	$-	$-
LIABILITIES:
Current portion of interest rate swap agreements (2)	$10.2	$-	$10.2	$-
Interest rate swap agreements (2)	16.0	-	16.0	-
Total liabilities	$26.2	$-	$26.2	$-

		Fair Value Measurements at Reporting Date Using
	As of December 29, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
LIABILITIES:
Current portion of interest rate swap agreements (2)	$24.0	$-	$24.0	$-
Interest rate swap agreements (2)	46.8	-	46.8	-
Total liabilities	$70.8	$-	$70.8	$-

(1)  Cash Equivalents—The Company’s cash equivalents are carried at estimated fair value.

(2)            Interest Rate Swap Agreements—The carrying amount and fair value of the interest rate swap agreements are equivalent since the Company accounts for these instruments at fair value.  Refer to Note 7-Derivative Instruments and Hedging Activities.

Fair value measurements at reporting date using
	As of December 29, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

LIABILITIES:
Current Portion of Interest Rate Swap Agreements(1) ..............................	$ 24.0	$ 0.0	$ 24.0	$ 0.0
Interest Rate Swap Agreements(1)..............................................................	46.8	0.0	46.8	0.0

Total Liabilities........................................................................................................	$ 70.8	$ 0.0	$ 70.8	$ 0.0

		Fair value measurements at reporting date using
	As of December 30, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

LIABILITIES:
Current Portion of Interest Rate Swap Agreements(1).....................	$ 25.3	0.0	$ 25.3	0.0
Interest Rate Swap Agreements(1)............................................................	45.5	0.0	45.5	0.0

Total Liabilities......................................................................................................	$ 70.8	$ 0.0	$ 70.8	$ 0.0

(1)            Interest Rate Swap Agreements—Refer to Note 11.

Derivative Instruments And Hedging Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Derivative Instruments And Hedging Activities [Abstract]
Schedule Of Estimated Fair Value Of Derivative Instruments

		Fair Value of Derivative Liability as of
	Balance Sheet Location	June 28, 2012	December 29, 2011
Derivatives designated as hedging instruments in cash flow hedges:
Current portion of interest rate swap agreements	Current Liabilities	$5.1	$18.0
Interest rate swap agreements	Other Liabilities	8.0	35.1

Derivatives not designated as hedging instruments:
Current portion of interest rate swap agreements	Current Liabilities	5.1	6.0
Interest rate swap agreements	Other Liabilities	8.0	11.7
Total derivatives		$26.2	$70.8

Liability derivatives
	As of December 29, 2011		As of December 30, 2010
	Balance sheet location	Fair value	Balance sheet location	Fair value

Derivatives designated as hedging instruments in cash flow hedges:
Current portion of interest rate swap agreements...............................	Current Liabilities	$ 18.0	Current Liabilities	$ 19.0
Interest rate swap agreements.....................................................................	Other Liabilities	$ 35.1	Other Liabilities	$ 34.1

Derivatives not designated as hedging instruments:
Current portion of interest rate swap agreements...............................	Current Liabilities	$ 6.0	Current Liabilities	$ 6.3
Interest rate swap agreements.....................................................................	Other Liabilities	$ 11.7	Other Liabilities	$ 11.4

Total derivatives..................................................................................................		$ 70.8		$ 70.8

Schedule Of The Effect Of Derivatives On The Financial Statements

	Unrealized Gain (Loss) Recognized in NCM LLC’s Other Comprehensive Income (Pre-tax)				Realized Loss Recognized in Interest on Borrowings (Pre-tax)
	Quarters Ended		Six Months Ended		Quarters Ended		Six Months Ended
	June 28, 2012	June 30, 2011	June 28, 2012	June 30, 2011	June 28, 2012	June 30, 2011	June 28, 2012	June 30, 2011
Interest Rate Swaps	$26.0	$(9.6)	$23.8	$(9.6)	$(2.4)	$(4.9)	$(7.0)	$(9.8)

	Unrealized gain (loss) recognized in NCM LLC’s other comprehensive income (pre-tax) for the years ended			Realized (loss) recognized in interest on borrowings (pre-tax) for the years ended
	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009

Interest Rate Swaps..........................................................................	$ (18.1)	$ (30.3)	$ 9.3	$ (19.5)	$ (19.4)	$ (16.7)

Schedule Of The Effect Of Derivatives Not Designated As Hedging Instruments On The Financial Statements

		Gain (Loss) Recognized in Non-Operating Expenses (Pre-tax)
		Quarters Ended		Six Months Ended
Derivative Instruments not Designated as Hedging Instruments	Income Statement Location	June 28, 2012	June 30, 2011	June 28, 2012	June 30, 2011
Realized loss on derivative instruments	Interest on borrowings	$(1.4)	$(1.6)	$(3.0)	$(3.2)
Gain (loss) from change in fair value on cash flow hedges	Change in derivative fair value	0.8	(1.7)	1.5	(0.2)
Amortization of AOCI on discontinued cash flow hedges	Change in derivative fair value	(0.8)	(0.3)	(1.1)	(0.6)
Total		$(1.4)	$(3.6)	$(2.6)	$(4.0)

Gain or (loss) recognized in non-operating expenses (pre-tax) for the years ended
	December 29, 2011	December 30, 2010	December 31, 2009

Interest on borrowings........................................................................................................	$ (6.5)	$ (6.2)	$ (6.2)
Change in derivative fair value.....................................................................................	(1.3)	(5.3)	7.0

Total.............................................................................................................................................	$ (7.8)	$ (11.5)	$ 0.8

Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Segment Reporting [Abstract]
Schedule Of Segment Operating Income

	Quarter Ended June 28, 2012 (in millions)
	Advertising	Fathom Events and Other	Network, Administrative and Unallocated Costs	Total
Revenue	$101.3	$8.8	$-	$110.1
Operating costs	24.2	6.5	5.0	35.7
Selling and marketing costs	13.9	1.0	0.6	15.5
Administrative and other costs	1.1	0.2	7.3	8.6
Depreciation and amortization	-	-	5.0	5.0
Operating income (loss)	$62.1	$1.1	$(17.9)	$45.3

	Quarter Ended June 30, 2011 (in millions)
	Advertising	Fathom Events and Other	Network, Administrative and Unallocated Costs	Total
Revenue	$98.6	$15.4	$-	$114.0
Operating costs	20.7	10.7	4.6	36.0
Selling and marketing costs	12.2	2.0	0.7	14.9
Administrative and other costs	0.3	0.2	8.1	8.6
Depreciation and amortization	-	-	4.3	4.3
Operating income (loss)	$65.4	$2.5	$(17.7)	$50.2

	Six Months Ended June 28, 2012 (in millions)
	Advertising	Fathom Events and Other	Network, Administrative and Unallocated Costs	Total
Revenue	$167.6	$21.6	$-	$189.2
Operating costs	44.7	15.5	9.7	69.9
Selling and marketing costs	25.8	2.8	1.4	30.0
Administrative and other costs	1.4	0.4	15.3	17.1
Depreciation and amortization	-	-	9.9	9.9
Operating income (loss)	$95.7	$2.9	$(36.3)	$62.3

	Six Months Ended June 30, 2011 (in millions)
	Advertising	Fathom Events and Other	Network, Administrative and Unallocated Costs	Total
Revenue	$157.7	$27.1	$-	$184.8
Operating costs	36.3	18.3	9.2	63.8
Selling and marketing costs	23.8	4.1	1.6	29.5
Administrative and other costs	0.6	0.4	16.4	17.4
Depreciation and amortization	-	-	8.9	8.9
Operating income (loss)	$97.0	$4.3	$(36.1)	$65.2

	Year ended December 29, 2011 (in millions)
	Advertising	Fathom events and other	Network, administrative and unallocated costs	Total

Revenue................................................................................................................	$ 386.1	$ 49.2	$ 0.1	$ 435.4
Operating costs..................................................................................................	80.0	34.1	17.7	131.8
Selling and marketing costs.........................................................................	49.2	7.9	2.7	59.8
Administrative and other costs...................................................................	2.6	0.8	27.9	31.3
Depreciation and amortization.....................................................................	0.0	0.0	18.8	18.8

Operating income..............................................................................................	$ 254.3	$ 6.4	$ (67.0)	$ 193.7

	Year ended December 30, 2010 (in millions)
	Advertising	Fathom events and other	Network, administrative and unallocated costs	Total

Revenue.............................................................................................................	$ 379.4	$ 48.0	$ 0.1	$ 427.5
Operating costs...............................................................................................	74.3	32.4	20.0	126.7
Selling and marketing costs.......................................................................	46.5	8.1	3.3	57.9
Administrative and other costs................................................................	3.2	0.8	30.5	34.5
Depreciation and amortization...................................................................	0.0	0.0	17.8	17.8

Operating income............................................................................................	$ 255.4	$ 6.7	$ (71.5)	$ 190.6

	Year ended December 31, 2009 (in millions)
	Advertising	Fathom events and other	Network, administrative and unallocated costs	Total

Revenue.......................................................................................................................	$ 335.1	$ 45.5	$ 0.1	$ 380.7
Operating costs.........................................................................................................	72.7	29.1	18.6	120.4
Selling and marketing costs.................................................................................	40.6	8.6	1.0	50.2
Administrative and other costs..........................................................................	2.8	0.9	22.6	26.3
Depreciation and amortization.............................................................................	0.0	0.0	15.6	15.6

Operating income......................................................................................................	$ 219.0	$ 6.9	$ (57.7)	$ 168.2

Summary Of Revenue By Category

	Quarter Ended June 28, 2012	Quarter Ended June 30, 2011	Six Months Ended June 28, 2012	Six Months Ended June 30, 2011
National advertising revenue	$71.9	$67.7	$117.5	$106.0
Founding member advertising revenue from beverage concessionaire agreements	10.1	10.7	19.9	18.9
Local advertising revenue	19.3	20.2	30.2	32.8
Fathom Consumer revenue	8.5	12.1	18.1	20.0
Fathom Business revenue	0.3	3.3	3.5	7.1
Total revenue	$110.1	$114.0	$189.2	$184.8

	Years ended
	December 29, 2011	December 30, 2010	December 31, 2009

National Advertising Revenue...........................................................................................................	$ 267.5	$ 271.9	$ 236.8
Founding Member Advertising Revenue from Beverage Concessionaire Agreements	38.0	37.2	36.3
Local Advertising Revenue.................................................................................................................	80.6	70.3	62.0
Fathom Consumer Revenue..............................................................................................................	35.0	31.5	28.6
Fathom Business Revenue................................................................................................................	14.2	16.5	16.9
Other Revenue.........................................................................................................................................	0.1	0.1	0.1

Total Revenues.........................................................................................................................................	$ 435.4	$ 427.5	$ 380.7

Valuation And Qualifying Accounts (Tables)	12 Months Ended
Dec. 29, 2011
Valuation And Qualifying Accounts [Abstract]
Schedule Of Allowance For Doubtful Accounts

	Years ended
	December 29, 2011	December 30, 2010	December 31, 2009

ALLOWANCE FOR DOUBTFUL ACCOUNTS:
Balance at beginning of period.......................................................................................	$ 3.7	$ 3.6	$ 2.6
Provision for bad debt.......................................................................................................	2.1	2.3	2.4
Write-offs, net.......................................................................................................................	(1.5)	(2.2)	(1.4)

Balance at end of period...................................................................................................	$ 4.3	$ 3.7	$ 3.6

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 29, 2011
Quarterly Financial Data [Abstract]
Schedule Of Quarterly Financial Data

2011	First quarter	Second quarter	Third quarter	Fourth quarter

Operations:
Revenues........................................................................................................................................................	$ 70.8	$ 114.0	$ 136.0	$ 114.6
Operating Expenses....................................................................................................................................	55.8	63.8	62.0	60.1

Operating Income.........................................................................................................................................	15.0	50.2	74.0	54.5
Net Income.....................................................................................................................................................	5.1	37.6	56.6	35.2

2010	First quarter	Second quarter	Third quarter	Fourth quarter

Operations:
Revenues........................................................................................................................................................	$ 84.6	$ 99.1	$ 125.7	$ 118.1
Operating Expenses....................................................................................................................................	58.2	55.8	58.6	64.3

Operating Income.........................................................................................................................................	26.4	43.3	67.1	53.8
Net Income.....................................................................................................................................................	12.8	27.2	52.7	46.8

The Company (Narrative) (Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended							6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended											12 Months Ended
	Jun. 28, 2012 item	Dec. 29, 2011 item	Sep. 29, 2011	Jun. 28, 2012 item	Jun. 30, 2011	Dec. 29, 2011 item		Dec. 30, 2010		Dec. 31, 2009	Jun. 28, 2012 NCM, LLC. [Member]	Dec. 29, 2011 NCM, LLC. [Member]	Jun. 28, 2012 NCM, Inc. [Member]	Dec. 29, 2011 NCM, Inc. [Member]	Jun. 28, 2012 Regal [Member]	Dec. 29, 2011 Regal [Member]	Jun. 28, 2012 Cinemark [Member]	Dec. 29, 2011 Cinemark [Member]	Jun. 28, 2012 AMC [Member]	Dec. 29, 2011 AMC [Member]	Dec. 29, 2011 Minimum [Member]	Dec. 29, 2011 Maximum [Member]	Dec. 30, 2010 Advertising Agency Group 1 [Member]	Dec. 30, 2010 Advertising Agency Group 2 [Member]	Dec. 29, 2011 Software And Development Costs [Member]	Dec. 30, 2010 Software And Development Costs [Member]	Dec. 31, 2009 Software And Development Costs [Member]	Dec. 29, 2011 Software And Development Costs [Member] Minimum [Member]	Dec. 29, 2011 Software And Development Costs [Member] Maximum [Member]	Dec. 29, 2011 Senior Secured Credit Facility [Member]	Dec. 29, 2011 Debt Restructuring [Member]	Dec. 29, 2011 RMG Networks Inc. [Member]	Dec. 30, 2010 RMG Networks Inc. [Member]	Apr. 27, 2012 Interest Rate Swap [Member]	Dec. 29, 2011 Interest Rate Swap [Member]
Accounting Policies [Line Items]
Common membership units outstanding											111,978,019	110,814,569	54,446,443	53,934,605	22,113,150	22,060,262	18,094,644	17,495,920	17,323,782	17,323,782
Percentage of common membership units outstanding													48.60%	48.70%	19.70%	19.90%	16.20%	15.80%	15.50%	15.60%
Revenue from barter transactions						$ 1,600,000		$ 1,500,000
Expenses from barter transactions						1,100,000		1,100,000
Operating Lease Term																					5 years	16 years
Restricted cash		300,000				300,000		300,000
Membership units exchangeable into common stock ratio				1		1
Number of advertising agency groups contributing to more than 10% of outstanding gross receivable balance	0	1		0		1
Percentage of advertising revenue represented as receivables		15.00%				15.00%
Number of advertising agency groups through which the Company sources national advertising						2
National advertising revenue of outstanding gross receivable, percentage																							21.00%	17.00%
Estimated useful life																												3 years	5 years
Net book value	25,400,000	24,600,000		25,400,000		24,600,000		19,800,000																	9,300,000	9,200,000
Depreciation expense						8,800,000		11,400,000		12,500,000															4,800,000	6,500,000	6,700,000
Research and development expense																									900,000	1,200,000	1,600,000
Net intangible assets		1,200,000	14,700,000			10,400,000	[1]	151,300,000	[2]
Weighted average amortization period						16 years 1 month 6 days
Gross carrying amount of the intangible assets		295,700,000				295,700,000		286,000,000		138,600,000
Remaining weighted average amortization period						P24Y10M24D
Deferred financing costs		12,600,000				12,600,000		7,300,000
Debt issuance costs																															9,100,000
Non-cash cahrge for deferred loan fees																														1,500,000
Equity method investment carrying value																																0
Amortization of debt issuance costs				1,400,000	800,000	2,300,000		1,900,000		1,900,000
Ownership percentage																																19.00%	19.00%
Number of types of share-based compensation awards				2		2
Number of shares exercised	7,663			202,762		312,720
Weighted average exercise price	$ 13.64			$ 15.2		$ 13.55
Number of shares of restricted stock vested	0			439,738		90,734
Outstanding debt	839,000,000	794,000,000		839,000,000		794,000,000																								550,000,000
Fixed interest rate		6.48%				6.48%																								6.48%
Notional amount of terminated swap																														$ 412,500,000				$ 325,000,000	$ 412,500,000

[1]	During the first quarter of 2011, NCM LLC’s founding members returned a net 322,751 common membership units to NCM LLC, which is an adjustment to the previously issued common membership units issued in exchange for the rights to exclusive access, in accordance with the ESA, to net new theatre screens and attendees added by the founding members to NCM LLC’s network. As a result, NCM LLC recorded a reduction to the intangible asset at fair value of the common membership units of $5.5 million. During the third quarter of 2011, the Company purchased an intangible asset for $14.7 million and during the fourth quarter of 2011 purchased intangible assets for $1.2 million associated with network affiliate agreements. The assets will be amortized over the term of the respective agreements.
[2]	During the first quarter of 2010, NCM LLC issued 2,212,219 common membership units to its founding members in exchange for the rights to exclusive access to net new theatre screens and attendees added by the founding members to NCM LLC’s network. As a result, NCM LLC recorded an intangible asset at the fair value of $39.8 million. During the second quarter of 2010, NCM LLC issued 6,510,209 common membership units to a subsidiary of AMCE as a result of that subsidiary’s acquisition of Kerasotes Showplace Theatres, LLC (the “AMC Kerasotes Acquisition”). Such issuance provided NCM LLC with exclusive access, in accordance with the ESA, to the net new theatre screens and attendees added by AMCE to NCM LLC’s network since the date of the last annual common unit adjustment through the date of the AMC Kerasotes Acquisition. As a result, NCM LLC recorded an intangible asset at the fair value of the common membership units of $111.5 million.

The Company (Schedule Of Receivables) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012	Dec. 29, 2011	Dec. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other		$ 2.5	$ 2.9
Less allowance for doubtful accounts	(4.7)	(4.3)	(3.7)
Total	89	96.6	100.1
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables		$ 98.4	$ 100.9

The Company (Schedule Of Useful Lives) (Details)	12 Months Ended
Dec. 29, 2011
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life description	Lesser of lease term or asset life
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Minimum [Member] | Computer Hardware And Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Maximum [Member] | Computer Hardware And Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years

The Company (Schedule Of Accumulated Other Comprehensive Loss) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009	Jan. 01, 2009
The Company [Abstract]
Beginning Balance	$ (26.3)	$ (56.9)	$ (58.3)	$ (47.4)	$ (73.5)
Change in fair value on cash flow hedge		0.1	(12.2)	24.8
Reclassifications into earnings		1.3	1.3	1.3
Ending Balance	$ (26.3)	$ (56.9)	$ (58.3)	$ (47.4)	$ (73.5)

Property And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Property And Equipment [Abstract]
Depreciation recorded	$ 8.8	$ 11.4	$ 12.5

Property And Equipment (Summary Of Property And Equipment) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012	Dec. 29, 2011	Dec. 30, 2010
Property, Plant and Equipment [Line Items]
Less accumulated depreciation	$ (59)	$ (54.8)	$ (46.4)
Subtotal		22.3	18.6
Property and equipment, net of accumulated depreciation	25.4	24.6	19.8
Equipment, Computer Hardware And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		73.7	63.3
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		3.4	1.7
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		$ 2.3	$ 1.2

Intangible Assets (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended
	Jul. 01, 2010	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009	Mar. 29, 2012 NCM, LLC. [Member]	Mar. 31, 2011 NCM, LLC. [Member]	Mar. 29, 2012 Founding Member Payment Election [Member]
Common membership units issued	6,510,209				651,612
Increase/decrease in intangible assets, net					$ 9.9	$ (5.5)	$ 0.2
Common membership units retained					16,727
Common membership units returned						322,751
Amortization		$ 10	$ 6.4	$ 2.9

Intangible Assets (Summary Of Intagible Assets) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended			12 Months Ended						3 Months Ended
	Dec. 29, 2011	Sep. 29, 2011	Jul. 01, 2010	Dec. 29, 2011		Dec. 30, 2010		Dec. 31, 2009	Jun. 28, 2012	Mar. 31, 2011 Founding Members [Member]	Apr. 01, 2010 Founding Members [Member]
Gross carrying amount, beginning balance				$ 286		$ 138.6
Accumulated amortization, beginning balance				(10.8)		(4.4)			(26.5)
Total intangible assets, net, beginning balance				275.2		134.2			280.6
Additions	1.2	14.7		10.4	[1]	151.3	[2]
Amortization				(10)		(6.4)		(2.9)
Other				(0.7)	[3]	(3.9)	[3]
Gross carrying amount, ending balance	295.7			295.7		286		138.6
Accumulated amortization, ending balance	(20.8)			(20.8)		(10.8)		(4.4)	(26.5)
Total intangible assets, net, ending balance	274.9			274.9		275.2		134.2	280.6
Common membership units issued			6,510,209								2,212,219
Common member units, fair value			$ 111.5							$ 5.5	$ 39.8
Common membership units returned										322,751

[1]	During the first quarter of 2011, NCM LLC’s founding members returned a net 322,751 common membership units to NCM LLC, which is an adjustment to the previously issued common membership units issued in exchange for the rights to exclusive access, in accordance with the ESA, to net new theatre screens and attendees added by the founding members to NCM LLC’s network. As a result, NCM LLC recorded a reduction to the intangible asset at fair value of the common membership units of $5.5 million. During the third quarter of 2011, the Company purchased an intangible asset for $14.7 million and during the fourth quarter of 2011 purchased intangible assets for $1.2 million associated with network affiliate agreements. The assets will be amortized over the term of the respective agreements.
[2]	During the first quarter of 2010, NCM LLC issued 2,212,219 common membership units to its founding members in exchange for the rights to exclusive access to net new theatre screens and attendees added by the founding members to NCM LLC’s network. As a result, NCM LLC recorded an intangible asset at the fair value of $39.8 million. During the second quarter of 2010, NCM LLC issued 6,510,209 common membership units to a subsidiary of AMCE as a result of that subsidiary’s acquisition of Kerasotes Showplace Theatres, LLC (the “AMC Kerasotes Acquisition”). Such issuance provided NCM LLC with exclusive access, in accordance with the ESA, to the net new theatre screens and attendees added by AMCE to NCM LLC’s network since the date of the last annual common unit adjustment through the date of the AMC Kerasotes Acquisition. As a result, NCM LLC recorded an intangible asset at the fair value of the common membership units of $111.5 million.
[3]	See Note 5 for further information on integration payments.

Intangible Assets (Summary Of Estimated Aggregate Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2011
Intangible Assets [Abstract]
2012	$ 11.1
2013	11.1
2014	11.1
2015	11.1
2016	$ 11.1

Accrued Expenses (Schedule Of Accrued Expenses) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012	Dec. 29, 2011	Dec. 30, 2010
Accrued Expenses [Abstract]
Make-good reserve		$ 2.7	$ 2.8
Accrued interest		9.5	2.1
Deferred rent		2.9	2.2
Other accrued expenses		1.1	1.5
Total accrued expenses	$ 18.1	$ 16.2	$ 8.6

Related-Party Transactions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 28, 2012		Jun. 30, 2011		Jun. 28, 2012		Jun. 30, 2011		Dec. 29, 2011		Dec. 30, 2010
Amount reimbursed to NCM LLC for the net book value of capital expenditures									$ 3
Advertising operating costs, related party affiliates	1		0.7		1.7		1.2
Accounts payable, related parties	1				1				0.9
Founding Members [Member]
Cash payment due to founding members/managing member	20.5				20.5				22.1		25.7
Managing Member [Member]
Cash payment due to founding members/managing member	19.3				19.3				21		24.1
Showplex [Member]
Advertising operating costs, related party affiliates	0.1	[1]			0.2	[1]			0.2
Accounts payable, related parties	0.1	[1]			0.1	[1]			0.1	[1]	0.1
LA Live [Member]
Advertising operating costs, related party affiliates									0.3		0.1
Accounts payable, related parties									0.1		0.1
Starplex [Member]
Advertising operating costs, related party affiliates	0.8	[2]	0.7	[2]	1.3	[2]	1.1	[2]	2.9		1.3
Accounts payable, related parties	$ 0.8	[2]			$ 0.8	[2]			$ 0.7	[2]	$ 0.5

[1]	Showplex Cinemas, Inc. (“Showplex”) is an affiliate of one of NCM, Inc.’s directors.
[2]	Starplex Operating L.P. (“Starplex”) is an affiliate of Cinemark.

Related-Party Transactions (Summary Of Transactions Between The Company And The Founding Members And Managing Member) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 28, 2012		Jun. 30, 2011		Jun. 28, 2012		Jun. 30, 2011		Dec. 29, 2011		Dec. 30, 2010		Dec. 31, 2009
Related Party Transaction [Line Items]
Advertising revenue	$ 101.3		$ 98.6		$ 167.6		$ 157.7		$ 386.1		$ 379.4		$ 335.1
Fathom events operating costs	6.5		10.7		15.5		18.3		34.1		32.4		29.1
Theatre access fee	16.3		14.8		32		26.9		55.4	[1]	52.6	[1]	52.7	[1]
Selling and marketing costs	15.5		14.9		30		29.5		59.8		57.9		50.2
Administrative fee-managing member	3.4		3.6		7		7.6		13.7	[2]	16.6	[2]	10.8	[2]
On-screen advertising time purchased, in seconds	60 seconds		60 seconds		60 seconds		60 seconds		60 seconds		60 seconds		60 seconds
On-screen advertising time to satisfy agreement obligations	30 seconds		30 seconds		30 seconds		30 seconds		30 seconds		30 seconds		30 seconds
Prepaid management fees to managing member	1	[3]			1	[3]			1	[3],[4]	0.8	[4]	0.6	[4]
Integration payments (in Intangible assets)	280.6				280.6				274.9		275.2		134.2
Founding Member And Managing Member [Member]
Related Party Transaction [Line Items]
Theatre access fee	16.3	[1]	14.8	[1]	32	[1]	26.9	[1]
Administrative fee-managing member	3.4	[5]	3.6	[5]	7	[5]	7.6	[5]
Maximum [Member]
Related Party Transaction [Line Items]
On-screen advertising time which founding members have right to purchase, in seconds	90 seconds		90 seconds		90 seconds		90 seconds		90 seconds		90 seconds		90 seconds
Beverage Concessionaire [Member]
Related Party Transaction [Line Items]
Advertising revenue									38	[6]	37.2	[6]	36.3	[6]
Beverage Concessionaire [Member] | Founding Member And Managing Member [Member]
Related Party Transaction [Line Items]
Advertising revenue	10.1	[7]	10.7	[7]	19.9	[7]	18.9	[7]
Advertising Inventory [Member]
Related Party Transaction [Line Items]
Advertising revenue									0.2	[8]	1.3	[8]	1.9	[8]
Advertising Inventory [Member] | Founding Member And Managing Member [Member]
Related Party Transaction [Line Items]
Advertising revenue	0.1	[9]			0.1	[9]	0.1	[9]
Use Of Screens/Theatres For Fathom Events [Member]
Related Party Transaction [Line Items]
Fathom events operating costs									8.3	[10]	7.3	[10]	6.7	[10]
Use Of Screens/Theatres For Fathom Events [Member] | Founding Member And Managing Member [Member]
Related Party Transaction [Line Items]
Fathom events operating costs	1.1	[10]	2.6	[10]	3	[10]	4.5	[10]
Purchase Of Movie Tickets And Concession Products [Member]
Related Party Transaction [Line Items]
Fathom events operating costs									1	[11]	1.3	[11]	1	[11]
Selling and marketing costs									1.1	[11]	1.2	[11]	1.1	[11]
Purchase Of Movie Tickets And Concession Products [Member] | Founding Member And Managing Member [Member]
Related Party Transaction [Line Items]
Fathom events operating costs	0.1	[11]	0.2	[11]	0.2	[11]	0.3	[11]
Selling and marketing costs	0.2	[11]	0.4	[11]	0.4	[11]	0.6	[11]
Integration Payments [Member]
Related Party Transaction [Line Items]
Integration payments (in Intangible assets)									0.7	[12]	3.9	[12]	3.2	[12]
Integration payments (in Additional paid in capital (deficit))									0	[13]	0	[13]	0.1	[13]
Integration Payments [Member] | Founding Member And Managing Member [Member]
Related Party Transaction [Line Items]
Integration payments (in Intangible assets)									$ 0.7	[14]

[1]	Comprised of a payment per theatre attendee and a payment per digital screen with respect to the founding member theatres included in the Company’s network.
[2]	Pursuant to the NCM LLC operating agreement, as the sole manager of NCM LLC, NCM, Inc. provides certain specific management services to NCM LLC, including the services of the president and chief executive officer, president of sales and marketing, executive vice president and chief financial officer, executive vice president and chief operations officer and executive vice president and general counsel. In exchange for these services, NCM LLC reimburses NCM, Inc. for compensation paid to the officers (including share based compensation) and other expenses of the officers and for certain out-of-pocket costs.
[3]	The payments to NCM, Inc. for estimated management services related to employment are made one month in advance. NCM LLC also provides administrative and support services to NCM, Inc. such as office facilities, equipment, supplies, payroll, accounting and financial reporting at no charge. Based on the limited activities of NCM, Inc. as a standalone entity, the Company does not believe such unreimbursed costs are significant.
[4]	The payments for estimated management services related to employment are made one month in advance. NCM LLC also provides administrative and support services to NCM, Inc. such as office facilities, equipment, supplies, payroll and accounting and financial reporting at no charge. Based on the limited activities of NCM, Inc. as a standalone entity, the Company does not believe such unreimbursed costs are significant.
[5]	Pursuant to the Management Services Agreement between NCM, Inc. and NCM LLC, NCM, Inc. provides certain specific management services to NCM LLC, including the services of the President and Chief Executive Officer, President of Sales and Marketing, Executive Vice President and Chief Financial Officer, Executive Vice President and Chief Operations Officer and Executive Vice President and General Counsel. In exchange for these services, NCM LLC reimburses NCM, Inc. for compensation paid to the officers (including share based compensation) and other expenses of the officers and for certain out-of-pocket costs.
[6]	For the years ended December 29, 2011, December 30, 2010 and December 31, 2009, the founding members purchased 60 seconds of on-screen advertising time (with a right to purchase up to 90 seconds) from NCM LLC to satisfy their obligations under their beverage concessionaire agreements at a specified 30 second equivalent cost per thousand (“CPM”).
[7]	For the quarters and six months ended June 28, 2012 and June 30, 2011, the founding members purchased 60 seconds of on-screen advertising time (with a right to purchase up to 90 seconds) from NCM LLC to satisfy their obligations under their beverage concessionaire agreements at a rate specified by the ESA on a 30 second equivalent cost per thousand (“CPM”).
[8]	The value of such purchases are calculated by reference to NCM LLC’s advertising rate card.
[9]	The values of such purchases are calculated by reference to NCM LLC’s advertising rate card.
[10]	These payments are at rates (percentage of event revenue) included in the ESAs based on the nature of the event.
[11]	Used primarily for marketing to NCM LLC’s advertising clients and marketing resale to Fathom Business Events customers.
[12]	On April 30, 2008, Regal acquired Consolidated Theatres and NCM LLC issued common membership units to Regal upon the closing of its acquisition in exchange for the right to exclusive access to the theatres. The Consolidated Theatres had a pre-existing advertising agreement and, as a result, Regal made integration payments pursuant to the ESAs on a quarterly basis in arrears through the second quarter of 2011 in accordance with certain run-out provisions.
[13]	On January 26, 2006, AMC acquired the Loews Cineplex Entertainment Inc. (“AMC Loews”) theatre circuit and NCM LLC issued common membership units to AMC in exchange for the exclusive access to the theatres. AMC Loews had a pre-existing advertising agreement and, as a result, AMC made integration payments pursuant to the Loews screen integration agreement. These AMC Loews payments were made on a quarterly basis in arrears through February 2009 for Star Theatres in accordance with certain run-out provisions.
[14]	On April 30, 2008, Regal acquired Consolidated Theatres and NCM issued common membership units to Regal upon the closing of its acquisition in exchange for the right to exclusive access to the theatres. The Consolidated Theatres had a pre-existing advertising agreement and, as a result, Regal made integration payments pursuant to the ESAs on a quarterly basis in arrears through the second quarter of 2011 in accordance with certain run-out provisions.

Related-Party Transactions (Schedule Of Mandatory Distributions To Members) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2012	Jun. 30, 2011	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Cash payments to members	$ 39.8	$ 43.1	$ 43.1	$ 54.3	$ 161.7	$ 156.1	$ 139.3
AMC [Member]
Related Party Transaction [Line Items]
Cash payments to members	6.2	6.7	6.7	8.5	25.3	28.8	25.8
Cinemark [Member]
Related Party Transaction [Line Items]
Cash payments to members	6.4	6.8	6.9	8.6	25.5	24	20.8
Regal [Member]
Related Party Transaction [Line Items]
Cash payments to members	7.9	8.6	8.6	10.8	32.2	32.3	34.9
NCM, Inc. [Member]
Related Party Transaction [Line Items]
Cash payments to members	$ 19.3	$ 21	$ 20.9	$ 26.4	$ 78.7	$ 71	$ 57.8

Related-Party Transactions (Schedule Of Amounts Due To Founding Members) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012	Dec. 29, 2011	Dec. 30, 2010
Related Party Transaction [Line Items]
Amounts due to founding members	$ 21.9	$ 22	$ 25.2
Founding Members [Member]
Related Party Transaction [Line Items]
Theatre access fees, net of beverage revenues	2.2	1.6	1.4
Cost and other reimbursement	(0.8)	(1.7)	(0.7)
Distributions payable, net	20.5	22.1	24.5
Amounts due to founding members	21.9	22	25.2
AMC [Member] | Founding Members [Member]
Related Party Transaction [Line Items]
Theatre access fees, net of beverage revenues	0.7	0.5	0.5
Cost and other reimbursement	(0.3)	(0.5)	(0.2)
Distributions payable, net	6.2	6.7	8.5
Amounts due to founding members	6.6	6.7	8.8
Cinemark [Member] | Founding Members [Member]
Related Party Transaction [Line Items]
Theatre access fees, net of beverage revenues	0.6	0.5	0.4
Cost and other reimbursement	(0.3)	(0.5)	(0.5)
Distributions payable, net	6.4	6.8	7.6
Amounts due to founding members	6.7	6.8	7.5
Regal [Member] | Founding Members [Member]
Related Party Transaction [Line Items]
Theatre access fees, net of beverage revenues	0.9	0.6	0.5
Cost and other reimbursement	(0.2)	(0.7)	0
Distributions payable, net	7.9	8.6	8.4
Amounts due to founding members	$ 8.6	$ 8.5	$ 8.9

Related-Party Transactions (Schedule Of Amounts Due To/From Managing Member) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012	Dec. 29, 2011	Dec. 30, 2010
Related Party Transaction [Line Items]
Amounts due to managing member	$ 16	$ 21.2	$ 28.2
Managing Member [Member]
Related Party Transaction [Line Items]
Distributions payable, net	19.3	21	24.1
Cost and other reimbursement	(3.3)	0.2	4.1
Amounts due to managing member	$ 16	$ 21.2	$ 28.2

Related-Party Transactions (Summary Of Transactions Between The Company And Related Party Affiliates) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 28, 2012		Jun. 30, 2011		Jun. 28, 2012		Jun. 30, 2011		Dec. 29, 2011		Dec. 30, 2010
Related Party Transaction [Line Items]
Advertising operating costs, related party affiliates	$ 1		$ 0.7		$ 1.7		$ 1.2
Accounts payable, related party affiliates	1				1				0.9
Starplex [Member]
Related Party Transaction [Line Items]
Advertising operating costs, related party affiliates	0.8	[1]	0.7	[1]	1.3	[1]	1.1	[1]	2.9		1.3
Accounts payable, related party affiliates	0.8	[1]			0.8	[1]			0.7	[1]	0.5
Showplex [Member]
Related Party Transaction [Line Items]
Advertising operating costs, related party affiliates	0.1	[2]			0.2	[2]			0.2
Accounts payable, related party affiliates	0.1	[2]			0.1	[2]			0.1	[2]	0.1
Other [Member]
Related Party Transaction [Line Items]
Advertising operating costs, related party affiliates	0.1	[3]			0.2	[3]	0.1	[3]
Accounts payable, related party affiliates	$ 0.1	[3]			$ 0.1	[3]			$ 0.1	[3]

[1]	Starplex Operating L.P. (“Starplex”) is an affiliate of Cinemark.
[2]	Showplex Cinemas, Inc. (“Showplex”) is an affiliate of one of NCM, Inc.’s directors.
[3]	Other affiliates include LA Live Cinemas LLC (“LA Live”), an affiliate of Regal and Texas Cinemas, Corp., an affiliate of one of NCM, Inc.’s directors.

Borrowings (Narrative) (Details) (USD $)	0 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended								6 Months Ended		6 Months Ended								0 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended		0 Months Ended	12 Months Ended														0 Months Ended
	Apr. 27, 2012	Jul. 05, 2011	Jun. 28, 2012 item	Jun. 30, 2011	Jun. 28, 2012 item	Jun. 30, 2011	Dec. 29, 2011 item	Dec. 30, 2010	Dec. 31, 2009	Mar. 19, 2009	Feb. 13, 2007	Dec. 29, 2011 Initial Revolving Credit Facility [Member]	Jul. 05, 2011 Initial Revolving Credit Facility [Member]	Dec. 30, 2010 Initial Revolving Credit Facility [Member]	Jun. 28, 2012 Due December 31, 2014 [Member]	Apr. 27, 2012 Due April 27, 2017 [Member]	Jun. 28, 2012 Term Loan [Member]		Dec. 29, 2011 Term Loan [Member]		Jul. 05, 2011 Term Loan [Member]	Dec. 30, 2010 Term Loan [Member]	Feb. 13, 2007 Term Loan [Member]	Dec. 29, 2011 Senior Notes [Member]	Jul. 05, 2011 Senior Unsecured Notes [Member]	Jun. 28, 2012 Senior Unsecured Notes [Member]	Dec. 29, 2011 Senior Unsecured Notes [Member]	Jul. 05, 2011 Senior Secured Notes [Member]	Jun. 28, 2012 Senior Secured Notes [Member]	Mar. 31, 2010 Senior Secured Notes [Member]	Jul. 05, 2011 Initial Senior Secured Notes [Member]	Dec. 30, 2010 Credit Suisse Note Payable [Member]	Dec. 31, 2009 Credit Suisse Note Payable [Member]	Mar. 19, 2009 Credit Suisse Note Payable [Member]	Mar. 19, 2009 IdeaCast Debt [Member]	Jun. 28, 2012 Maximum [Member] item	Dec. 29, 2011 Maximum [Member] item	Mar. 31, 2011 Maximum [Member] Term Loan [Member]	Mar. 31, 2011 Minimum [Member] Term Loan [Member]	Jun. 28, 2012 LIBOR [Member] Due April 27, 2017 [Member]	Jun. 28, 2012 LIBOR [Member] Term Loan [Member]	Mar. 31, 2011 LIBOR [Member] Term Loan [Member]	Jun. 28, 2012 Base Rate [Member] Due April 27, 2017 [Member]	Jun. 28, 2012 Base Rate [Member] Term Loan [Member]	Mar. 31, 2011 Base Rate [Member] Term Loan [Member]	Jul. 05, 2011 Lehman [Member]	Mar. 31, 2010 Lehman [Member]
Debt Instrument [Line Items]
Amount of revolving credit facility		$ 119,000,000	$ 119,000,000		$ 119,000,000						$ 80,000,000		$ 80,000,000		$ 14,000,000	$ 105,000,000												$ 105,000,000		$ 66,000,000	$ 66,000,000															$ 14,000,000	$ 0
Length of revolving credit facility											6 years
Face amount of debt																							725,000,000
Length of debt																							8 years
Revolving credit facility termination date		Dec 31, 2014																													Feb 13, 2013															Dec 31, 2014
Debt Intrument, Prepayment																					175,000,000
Non-Cash Charge Of Deferred Loan Fees																					1,500,000
Outstanding debt			839,000,000		839,000,000		794,000,000										225,000,000	[1]	550,000,000	[1]		725,000,000		200,000,000	200,000,000	200,000,000	200,000,000		400,000,000						20,700,000
Unused line fee, percent					0.50%																							0.50%			0.38%
Maturity date															Dec 31, 2014		Feb 13, 2015	[1]							Jul 15, 2021	Jul 15, 2021			Apr 15, 2022
Increase in basis point of revolver portion					75
Weighted-average interest rate on revolver, percent					1.74%		2.01%
Facility, amount outstanding												44,000,000		50,000,000
Basis spread on variable rate, percent																					1.50%																	1.75%	1.50%	2.25%	1.50%	1.75%	1.25%	0.50%	0.75%
Effective interest rate																	1.97%
Note payable to bank																																		8,500,000
Contingent put obligation										10,000,000
Present value of note payable																																		7,000,000
Current portion of long-term debt							0	1,200,000
Interest on borrowings			14,300,000	10,500,000	28,400,000	21,400,000	49,200,000	44,400,000	47,100,000																							500,000	700,000
Repayments of borrowings	325,000,000				421,000,000	70,200,000	317,200,000	152,500,000	3,000,000
Senior secured leverage ratio			2.9		2.9		2.7																													6.5	6.5
Write off of deferred debt issuance costs			2,500,000		2,500,000		1,500,000	0	0
Date of first required interest payment																										Jan 15, 2012			Oct 15, 2012
Term loan, fixed interest rate							6.48%										6.48%		6.48%
Stated Interest Rate																									7.88%	7.88%			6.00%
Payment of revolving line of credit and offering costs		$ 21,000,000

[1]	The interest rates on the revolver and term loan are described below.

Borrowings (Schedule Of Annual Maturities On Credit Facility And Senior Notes) (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2011
Borrowings [Abstract]
2012	$ 0
2013	0
2014	44
2015	550
2016	0
Thereafter	200
Total	$ 794

Borrowings (Schedule Of Outstanding Debt) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012	Dec. 29, 2011	Jun. 28, 2012 Revolver [Member]		Dec. 29, 2011 Revolver [Member]		Jun. 28, 2012 Term Loan [Member]		Dec. 29, 2011 Term Loan [Member]		Dec. 30, 2010 Term Loan [Member]	Dec. 29, 2011 Senior Notes [Member]	Jul. 05, 2011 Senior Unsecured Notes [Member]	Jun. 28, 2012 Senior Unsecured Notes [Member]	Dec. 29, 2011 Senior Unsecured Notes [Member]	Jun. 28, 2012 Senior Secured Notes [Member]	Jun. 28, 2012 Due December 31, 2014 [Member]
Debt Instrument [Line Items]
Outstanding Balance	$ 839	$ 794	$ 14	[1]	$ 44	[1]	$ 225	[1]	$ 550	[1]	$ 725	$ 200	$ 200	$ 200	$ 200	$ 400
Maturity Date			Apr 27, 2017	[1],[2]			Feb 13, 2015	[1]					Jul 15, 2021	Jul 15, 2021		Apr 15, 2022	Dec 31, 2014
Interest Rate													7.88%	7.88%		6.00%

[1]	The interest rates on the revolver and term loan are described below.
[2]	A portion of the revolver has a maturity date of December 31, 2014, as described in further detail below.

Share-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Common stock available for issuance	10,076,000
Common stock available for grants	2,973,786
Estimated forfeiture rate, percentage	5.00%
Recognized share-based compensation expense	$ 7.5	$ 7	$ 3.1
Capitalized share-based compensation expense	0.1	0.1	0.1
Unrecognized compensation expense related to non-vested options	6.4
Weighted average remaining period over which unrecognized compensation costs will be recognized	1 year 8 months 12 days
Weighted average grant date fair value of granted options	$ 3.81	$ 4.84	$ 2.17
Intrinsic value of options exercised	1.5	2.2	0.2
Fair value of awards vested	6.2	3.2	0.3
Maximum [Member]
Vesting period	5 years
Options contractual term	15 years
Minimum [Member]
Vesting period	3 years
Options contractual term	10 years
Restricted Stock [Member]
Recognized share-based compensation expense	4.3	7	2.4
Capitalized share-based compensation expense	0.1	0.1
Unrecognized compensation expense related to non-vested options	3.8
Weighted average remaining period over which unrecognized compensation costs will be recognized	1 year 2 months 12 days
Weighted average grant date fair value of granted options	$ 17.66	$ 17.24	$ 9.5
Fair value of awards vested	1.8	1.6	0.3
Expected performance adjustment	$ 2.9	$ 1.6

Share-Based Compensation (Summary Of Valuation Assumptions) (Details)	12 Months Ended
	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options	6 years	6 years	6 years 6 months
Expected volatility		39.00%	30.00%
Dividend yield			3.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.39%	3.76%
Expected volatility	53.60%
Dividend yield	4.00%	4.00%	3.70%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.16%	1.38%
Expected volatility	30.00%
Dividend yield	3.80%	3.80%	2.23%

Share-Based Compensation (Summary Of Equity Incentive Plan Activity) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Jun. 28, 2012	Dec. 29, 2011
Share-Based Compensation [Abstract]
Options, Outstanding, beginning balace		4,837,572	3,876,224
Options, Granted			1,314,568
Options, Exercised	(7,663)	(202,762)	(312,720)
Options, Forfeited			(40,500)
Options, Outstanding, ending balance			4,837,572
Options, Exercisable			1,863,256
Options, Vested and Expected to Vest			4,802,536
Weighted average exercise price, Outstanding, beginning balance		$ 16.25	$ 15.55
Weighted average exercise price, Granted			$ 17.61
Weighted average exercise price, Exercised	$ 13.64	$ 15.2	$ 13.55
Weighted average exercise price, Forfeited			$ 14.66
Weighted average exercise price, Outstanding, ending balance			$ 16.25
Weighted average exercise price, Exercisable			$ 15.95
Weighted average exercise price, Vested and Expected to Vest			$ 16.24
Weighted average remaining contractual life, Outstanding			8 years 3 months 18 days
Weighted average remaining contractual life, Exercisable			8 years
Weighted average remaining contractual life, Vested and Expected to Vest			8 years 3 months 18 days
Aggregate intrinsic value, Outstanding			$ 2.3
Aggregate intrinsic value, Exercisable			1.2
Aggregate intrinsic value,Vested and Expected to Vest			$ 2.3

Share-Based Compensation (Summary Of Stock Options By Exercise Price) (Details) (USD $)	12 Months Ended
Dec. 29, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number	4,837,572
Options outstanding, Weighted average remaining life	8 years 3 months 18 days
Options outstanding, Weighted average exercise price	$ 16.25
Options exercisable, Number	1,863,256
Options exercisable, Weighted average exercise price	$ 15.95
$5.35-$14.58 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 5.35
Range of exercise price, upper limit	$ 14.58
Options outstanding, Number	990,962
Options outstanding, Weighted average remaining life	7 years 6 months
Options outstanding, Weighted average exercise price	$ 9.84
Options exercisable, Number	432,676
Options exercisable, Weighted average exercise price	$ 9.26
$14.59-$16.66 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 14.59
Range of exercise price, upper limit	$ 16.66
Options outstanding, Number	1,019,569
Options outstanding, Weighted average remaining life	9 years 2 months 12 days
Options outstanding, Weighted average exercise price	$ 16.25
Options exercisable, Number	664,252
Options exercisable, Weighted average exercise price	$ 16.27
$16.67-$16.97 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 16.67
Range of exercise price, upper limit	$ 16.97
Options outstanding, Number	948,206
Options outstanding, Weighted average remaining life	8 years
Options outstanding, Weighted average exercise price	$ 16.97
Options exercisable, Number	308,994
Options exercisable, Weighted average exercise price	$ 16.97
$16.98-$18.38 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 16.98
Range of exercise price, upper limit	$ 18.38
Options outstanding, Number	1,265,569
Options outstanding, Weighted average remaining life	9 years 1 month 6 days
Options outstanding, Weighted average exercise price	$ 18.28
Options exercisable, Number	75,214
Options exercisable, Weighted average exercise price	$ 17.92
$18.39-$29.05 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 18.39
Range of exercise price, upper limit	$ 29.05
Options outstanding, Number	613,266
Options outstanding, Weighted average remaining life	7 years 1 month 6 days
Options outstanding, Weighted average exercise price	$ 21.27
Options exercisable, Number	382,120
Options exercisable, Weighted average exercise price	$ 21.77

Share-Based Compensation (Schedule Of Non-Vested Stock) (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Jun. 28, 2012	Dec. 29, 2011
Share-Based Compensation [Abstract]
Shares, Non-vested, beginning balance		1,285,508	915,584
Shares, Granted			470,865
Shares, Forfeited			(10,207)
Shares, Vested	0	(439,738)	(90,734)
Shares, Non-vested, ending balance			1,285,508
Weighted average grant-date fair value, Non-vested, beginning balance		$ 16.92	$ 16.77
Weighted average grant-date fair value, Granted			$ 17.66
Weighted average grant-date fair value, Forfeited			$ 16.28
Weighted average grant-date fair value, Vested			$ 19.43
Weighted average grant-date fair value, Non-vested, ending balance			$ 16.92

Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Employee Benefit Plans [Abstract]
Percent of compensation participants may contribute	20.00%
Discretionary contributions	$ 0.9	$ 0.9	$ 0.8

Commitments And Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009	Jun. 28, 2012
Total lease expense	$ 2.3	$ 2.2	$ 2.3
Maximum potential payment	$ 17.3			$ 31.4
Maximum [Member]
Range of terms, in years	20 years			20 years
Minimum [Member]
Range of terms, in years	3 years			3 years

Commitments And Contingencies (Schedule Of Minimum Lease Payments Under Noncancelable Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2011
Commitments And Contingencies [Abstract]
2012	$ 2.3
2013	2.3
2014	2.4
2015	2.3
2016	2.3
Thereafter	7.2
Total	$ 18.8

Fair Value Measurement (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012		Dec. 29, 2011		Dec. 30, 2010
Outstanding debt	$ 839		$ 794
Cost method investments	0.8		0.2		6.7
Term Loan [Member]
Term Loan			530.6		713.3
Outstanding debt	225	[1]	550	[1]	725
Senior Notes [Member]
Outstanding debt			200
Senior Notes			198.4
RMG Networks Inc. [Member]
Cost method investments			$ 0		$ 6.7

[1]	The interest rates on the revolver and term loan are described below.

Fair Value Measurement (Estimated Fair Values Of Company's Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012		Dec. 29, 2011
Carrying Value [Member]
Term Loan	$ 225		$ 550
Carrying Value [Member] | Senior Unsecured Notes [Member]
Senior Notes	200		200
Carrying Value [Member] | Senior Secured Notes [Member]
Senior Notes	400
Fair Value [Member]
Term Loan	225	[1]	530.6	[1]
Fair Value [Member] | Senior Unsecured Notes [Member]
Senior Notes	212	[1]	198.4	[1]
Fair Value [Member] | Senior Secured Notes [Member]
Senior Notes	$ 408	[1]

[1]	The Company has estimated the fair value on an average of at least two non-binding broker quotes and the Company’s analysis. If the Company were to measure the borrowings in the above table at fair value on the balance sheet they would be classified as Level 2.

Fair Value Measurement (Fair Values Of The Company's Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012		Dec. 29, 2011		Dec. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents	$ 0.2	[1]
Total assets	0.2
Current portion of interest rate swap agreements	10.2	[2]	24	[2],[3]	25.3	[3]
Interest rate swap agreements	16	[2]	46.8	[2],[3]	45.5	[3]
Total liabilities	26.2		70.8		70.8
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents	0.2	[1]
Total assets	0.2
Current portion of interest rate swap agreements			0	[3]	0	[3]
Interest rate swap agreements			0	[3]	0	[3]
Total liabilities			0		0
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Current portion of interest rate swap agreements	10.2	[2]	24	[2],[3]	25.3	[3]
Interest rate swap agreements	16	[2]	46.8	[2],[3]	45.5	[3]
Total liabilities	26.2		70.8		70.8
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Current portion of interest rate swap agreements			0	[3]	0	[3]
Interest rate swap agreements			0	[3]	0	[3]
Total liabilities			$ 0		$ 0

[1]	Cash Equivalents—The Company’s cash equivalents are carried at estimated fair value.
[2]	Interest Rate Swap Agreements—The carrying amount and fair value of the interest rate swap agreements are equivalent since the Company accounts for these instruments at fair value. Refer to Note 7-Derivative Instruments and Hedging Activities.
[3]	Interest Rate Swap Agreements—Refer to Note 11.

Derivative Instruments And Hedging Activities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 27, 2012	Jun. 28, 2012	Jun. 28, 2012	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Derivative [Line Items]
Debt obligation		$ 839	$ 839	$ 794	$ 775
Fixed interest rate				6.48%
Percentage of interest rate exposure	100.00%
Loss on swap terminations		26.7	26.7
Amount outstanding related to discontinued cash flow hedges	13.9
Amount amortized				1.3	1.3	1.3
Amount expected to be amortized in the next 12 months		5.1	5.1	1.3
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative fair value increase					4
Derivative fair value decrease						8.3
Notional amount of terminated swap	325			412.5
Term Loan [Member]
Derivative [Line Items]
Fixed interest rate		6.48%	6.48%	6.48%
Term Loan [Member] | NCM, LLC. [Member]
Derivative [Line Items]
Debt obligation		225	225
Maturity date			Feb 13, 2015
Senior Secured Credit Facility [Member]
Derivative [Line Items]
Debt obligation				550
Fixed interest rate				6.48%
Notional amount of terminated swap				$ 412.5

Derivative Instruments And Hedging Activities (Schedule Of Estimated Fair Value Of Derivative Instruments) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012	Dec. 29, 2011	Dec. 30, 2010
Derivatives, Fair Value [Line Items]
Derivatives, fair value	$ 26.2	$ 70.8	$ 70.8
Designated As Hedging Instrument [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives, fair value	5.1	18	19
Designated As Hedging Instrument [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives, fair value	8	35.1	34.1
Not Designated As Hedging Instruments [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives, fair value	5.1	6	6.3
Not Designated As Hedging Instruments [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives, fair value	$ 8	$ 11.7	$ 11.4

Derivative Instruments And Hedging Activities (Schedule Of The Effect Of Derivatives On The Financial Statements) (Details) (Interest Rate Swap [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2012	Jun. 30, 2011	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Interest Rate Swap [Member]
Derivative [Line Items]
Unrealized gain (loss) recognized in NCM, LLC's OCI (Pre-tax)	$ 26	$ (9.6)	$ 23.8	$ (9.6)	$ (18.1)	$ (30.3)	$ 9.3
Realized loss recognized in interest on borrowings (Pre-tax)	$ (2.4)	$ (4.9)	$ (7)	$ (9.8)	$ (19.5)	$ (19.4)	$ (16.7)

Derivative Instruments And Hedging Activities (Schedule Of The Effect Of Derivatives Not Designated As Hedging Instruments On The Financial Statements) (Details) (USD $)
In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2012	Jun. 30, 2011	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Realized loss on derivative instruments		$ (2)	$ 0.4	$ (0.8)	$ (1.3)	$ (5.3)	$ 7
Non Operating Expense [Member] | Not Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized loss on derivative instruments	(1.4)	(1.6)	(3)	(3.2)	(6.5)	(6.2)	(6.2)
Gain (loss) from change in fair value on cash flow hedges	0.8	(1.7)	1.5	(0.2)	(1.3)	(5.3)	7
Amortization of AOCI on discontinued cash flow hedges	(0.8)	(0.3)	(1.1)	(0.6)
Total	$ (1.4)	$ (3.6)	$ (2.6)	$ (4)	$ (7.8)	$ (11.5)	$ 0.8

Segment Reporting (Narrative) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2012	Jun. 30, 2011	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Segment Reporting [Abstract]
Contribution of advertising revenue	92.00%	86.50%	88.60%	85.30%	88.70%	88.70%	88.00%

Segment Reporting (Schedule Of Segment Operating Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011	Sep. 29, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 30, 2010	Sep. 30, 2010	Jul. 01, 2010	Apr. 01, 2010	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenue	$ 110.1	$ 114.6	$ 136	$ 114	$ 70.8	$ 118.1	$ 125.7	$ 99.1	$ 84.6	$ 189.2	$ 184.8	$ 435.4	$ 427.5	$ 380.7
Operating costs	35.7			36						69.9	63.8	131.8	126.7	120.4
Selling and marketing costs	15.5			14.9						30	29.5	59.8	57.9	50.2
Administrative and other costs	8.6			8.6						17.1	17.4	31.3	34.5	26.3
Depreciation and amortization	5			4.3						9.9	8.9	18.8	17.8	15.6
OPERATING INCOME	45.3	54.5	74	50.2	15	53.8	67.1	43.3	26.4	62.3	65.2	193.7	190.6	168.2
Advertising [Member]
Segment Reporting Information [Line Items]
Revenue	101.3			98.6						167.6	157.7	386.1	379.4	335.1
Operating costs	24.2			20.7						44.7	36.3	80	74.3	72.7
Selling and marketing costs	13.9			12.2						25.8	23.8	49.2	46.5	40.6
Administrative and other costs	1.1			0.3						1.4	0.6	2.6	3.2	2.8
Depreciation and amortization												0	0	0
OPERATING INCOME	62.1			65.4						95.7	97	254.3	255.4	219
Fathom Events And Other [Member]
Segment Reporting Information [Line Items]
Revenue	8.8			15.4						21.6	27.1	49.2	48	45.5
Operating costs	6.5			10.7						15.5	18.3	34.1	32.4	29.1
Selling and marketing costs	1			2						2.8	4.1	7.9	8.1	8.6
Administrative and other costs	0.2			0.2						0.4	0.4	0.8	0.8	0.9
Depreciation and amortization												0	0	0
OPERATING INCOME	1.1			2.5						2.9	4.3	6.4	6.7	6.9
Network, Administrative And Unallocated Costs [Member]
Segment Reporting Information [Line Items]
Revenue												0.1	0.1	0.1
Operating costs	5			4.6						9.7	9.2	17.7	20	18.6
Selling and marketing costs	0.6			0.7						1.4	1.6	2.7	3.3	1
Administrative and other costs	7.3			8.1						15.3	16.4	27.9	30.5	22.6
Depreciation and amortization	5			4.3						9.9	8.9	18.8	17.8	15.6
OPERATING INCOME	$ (17.9)			$ (17.7)						$ (36.3)	$ (36.1)	$ (67)	$ (71.5)	$ (57.7)

Segment Reporting (Summary Of Revenue By Category) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011	Sep. 29, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 30, 2010	Sep. 30, 2010	Jul. 01, 2010	Apr. 01, 2010	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenue	$ 110.1	$ 114.6	$ 136	$ 114	$ 70.8	$ 118.1	$ 125.7	$ 99.1	$ 84.6	$ 189.2	$ 184.8	$ 435.4	$ 427.5	$ 380.7
National Advertising Revenue [Member]
Segment Reporting Information [Line Items]
Revenue	71.9			67.7						117.5	106	267.5	271.9	236.8
Founding Member Advertising Revenue from Beverage Concessionaire Agreements [Member]
Segment Reporting Information [Line Items]
Revenue	10.1			10.7						19.9	18.9	38	37.2	36.3
Local Advertising Revenue [Member]
Segment Reporting Information [Line Items]
Revenue	19.3			20.2						30.2	32.8	80.6	70.3	62
Fathom Consumer Revenue [Member]
Segment Reporting Information [Line Items]
Revenue	8.5			12.1						18.1	20	35	31.5	28.6
Fathom Business Revenue [Member]
Segment Reporting Information [Line Items]
Revenue	0.3			3.3						3.5	7.1	14.2	16.5	16.9
Other Revenue [Member]
Segment Reporting Information [Line Items]
Revenue												$ 0.1	$ 0.1	$ 0.1

Valuation And Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Valuation And Qualifying Accounts [Abstract]
Balance at beginning of period	$ 3.7	$ 3.6	$ 2.6
Provision for bad debt	2.1	2.3	2.4
Write-offs, net	(1.5)	(2.2)	(1.4)
Balance at end of period	$ 4.3	$ 3.7	$ 3.6

Quarterly Financial Data (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011	Sep. 29, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 30, 2010	Sep. 30, 2010	Jul. 01, 2010	Apr. 01, 2010	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Operating Income (Loss) [Abstract]
Revenues	$ 110.1	$ 114.6	$ 136	$ 114	$ 70.8	$ 118.1	$ 125.7	$ 99.1	$ 84.6	$ 189.2	$ 184.8	$ 435.4	$ 427.5	$ 380.7
Operating Expenses	64.8	60.1	62	63.8	55.8	64.3	58.6	55.8	58.2	126.9	119.6	241.7	236.9	212.5
OPERATING INCOME	45.3	54.5	74	50.2	15	53.8	67.1	43.3	26.4	62.3	65.2	193.7	190.6	168.2
Net Income	$ 1.8	$ 35.2	$ 56.6	$ 37.6	$ 5.1	$ 46.8	$ 52.7	$ 27.2	$ 12.8	$ 5	$ 42.7	$ 134.5	$ 139.5	$ 128.5

Subsequent Events (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended
	Jun. 28, 2012	Dec. 29, 2011	Sep. 29, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 30, 2010	Sep. 30, 2010	Jul. 01, 2010	Apr. 01, 2010	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009	Mar. 29, 2012 NCM, LLC. [Member]	Mar. 31, 2011 NCM, LLC. [Member]	Dec. 29, 2011 Fathom Business Division [Member]	Mar. 29, 2012 Founding Member Payment Election [Member]	Mar. 29, 2012 Whole Units [Member] NCM, Inc. [Member]	Mar. 29, 2012 Partial Units [Member] NCM, Inc. [Member]
Subsequent Event [Line Items]
Revenue loss	$ 110.1	$ 114.6	$ 136	$ 114	$ 70.8	$ 118.1	$ 125.7	$ 99.1	$ 84.6	$ 189.2	$ 184.8	$ 435.4	$ 427.5	$ 380.7			$ (14.2)
Issued common membership units															651,612
Due from related parties																		0.2
Common Membership Units Retained By Founding Members															16,727				16,727	1
Common membership units retained															16,727				16,727	1
Increase/decrease in intangible assets, net															$ 9.9	$ (5.5)		$ 0.2